             As filed with the Securities and Exchange Commission.
                                                        '33 Act File No. 2-58043
                                                       '40 Act File No. 811-2716
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                    FORM N-4

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933


                        Post-Effective Amendment No. 24          /x/

                                      and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 25                 /x/


                          NATIONWIDE VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                       NATIONWIDE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
        (Address of Depositor's Principal Executive Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (614) 249-7111

GORDON E. MCCUTCHAN, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
                    (Name and Address of Agent for Service)

      This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information and Financial Statements.

      It is proposed that this filing will become effective (check appropriate space)


/ /   immediately upon filing pursuant to paragraph (b) of Rule 485
/X/   on December 18, 1995 pursuant to paragraph (b) of Rule 485
/ /   60 days after filing pursuant to paragraph (a) of Rule 485
/ /   on (date) pursuant to paragraph (a) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Paragraph (a)(3) thereof, a non-refundable fee in the amount of $500 has been paid to the Commission. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1994, on February 22, 1995.
--------------------------------------------------------------------------------

                                  1 of 118

                          NATIONWIDE VARIABLE ACCOUNT
                    REFERENCE TO ITEMS REQUIRED BY FORM N-4



N-4 ITEM                                                                                                PAGE
Part A     INFORMATION REQUIRED IN A PROSPECTUS
    Item    1.   Cover page . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    6
    Item    2.   Definitions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8
    Item    3.   Synopsis or Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   19
    Item    4.   Condensed Financial Information  . . . . . . . . . . . . . . . . . . . . . . . . . .   20
    Item    5.   General Description of Registrant, Depositor, and Portfolio Companies  . . . . . . .   26
    Item    6.   Deductions and Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   28
    Item    7.   General Description of Variable Annuity Contracts  . . . . . . . . . . . . . . . . .   31
    Item    8.   Annuity Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   36
    Item    9.   Death Benefit and Distributions  . . . . . . . . . . . . . . . . . . . . . . . . . .   38
    Item   10.   Purchases and Contract Value . . . . . . . . . . . . . . . . . . . . . . . . . . . .   44
    Item   11.   Redemptions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   46
    Item   12.   Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   48
    Item   13.   Legal Proceedings  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   51
    Item   14.   Table of Contents of the Statement of Additional Information . . . . . . . . . . . .   51

Part B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
    Item   15.   Cover Page . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   62
    Item   16.   Table of Contents  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   62
    Item   17.   General Information and History  . . . . . . . . . . . . . . . . . . . . . . . . . .   62
    Item   18.   Services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   62
    Item   19.   Purchase of Securities Being Offered . . . . . . . . . . . . . . . . . . . . . . . .   62
    Item   20.   Underwriters . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   63
    Item   21.   Calculation of Yield Quotations of Money Market Sub-Accounts . . . . . . . . . . . .   63
    Item   22.   Annuity Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   63
    Item   23.   Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   64

Part C     OTHER INFORMATION
    Item   24.   Financial Statements and Exhibits  . . . . . . . . . . . . . . . . . . . . . . . . .   99
    Item   25.   Directors and Officers of the Depositor  . . . . . . . . . . . . . . . . . . . . . .  101
    Item   26.   Persons Controlled by or Under Common Control with the
                 Depositor or Registrant  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  103
    Item   27.   Number of Contract Owners  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  114
    Item   28.   Indemnification  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  114
    Item   29.   Principal Underwriter  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  114
    Item   30.   Location of Accounts and Records . . . . . . . . . . . . . . . . . . . . . . . . . .  116
    Item   31.   Management Services  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  116
    Item   32.   Undertakings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  116



                                   2 of 118

                     SUPPLEMENT DATED DECEMBER 18, 1995 TO
                      THE PROSPECTUS DATED MAY 1, 1995 FOR

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                       NATIONWIDE LIFE INSURANCE COMPANY

                                  THROUGH ITS

                          NATIONWIDE VARIABLE ACCOUNT

This supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

EFFECTIVE DECEMBER 18, 1995, THE FOLLOWING MUTUAL FUNDS WILL BE AVAILABLE IN THE NATIONWIDE VARIABLE ACCOUNT FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993:
                     Fidelity Advisor Equity Income Fund
                  Fidelity Advisor Growth Opportunities Fund
                       Fidelity Advisor High Yield Fund
                    Fidelity Advisor Income & Growth Fund
                                  Janus Fund
                    Nationwide U.S. Government Income Fund
                     Warburg Pincus Emerging Growth Fund

Accordingly, the "Summary of Contract Expenses" (For Contracts Issued On or After January 1, 1993) section located in the Prospectus is hereby amended to include the following expense information:

                                     Management Fees            Other Expenses         Total Expenses
-----------------------------------------------------------------------------------------------------
Fidelity Advisor Equity Income
             Fund                       0.50%                        1.14%                   1.64%

    Fidelity Advisor Growth
      Opportunities Fund                0.69%                        0.93%                   1.62%

  Fidelity Advisor High Yield
             Fund                       0.60%                        0.60%                   1.20%

   Fidelity Advisor Income &
          Growth Fund                   0.52%                        1.06%                   1.58%

          Janus Fund                    0.66%                        0.25%                   0.91%

  Nationwide U.S. Government
          Income Fund                   0.65%                        0.44%                   1.09%

Warburg Pincus Emerging Growth
             Fund                       0.86%                        0.36%                   1.22%

                                      1

                                   3 of 118

               (FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)
                                    EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which shows the $30 Contract Maintenance Charge to be expressed as a percentage of the average Contract account size for existing contracts. Since the average contract account size for Contracts issued under this prospectus is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

                           If you surrender your      If you do not surrender       If you annuitize your
                        Contract at the end of the  your Contract at the end of   Contract at the end of the
                          applicable time period     the applicable time period     applicable time period
                          1     3      5      10      1      3      5      10      1      3      5      10
                         Yr.   Yrs.   Yrs.   Yrs.     Yr.   Yrs.   Yrs.   Yrs.     Yr.   Yrs.   Yrs.   Yrs.
Fidelity Advisor
Equity Income Fund       102   143    194     349     32     98    167     349     *      98    167     349

Fidelity Advisor
Growth Opportunities     102   143    193     347     32     98    166     347     *      98    166     347
Fund

Fidelity Advisor High
Yield Fund                98   130    171     306     28     85    144     306     *      85    144     306

Fidelity Advisor
Income & Growth Fund     102   142    191     344     32     97    164     344     *      97    164     344

Janus Fund                95   121    156     276     25     76    129     276     *      76    129     276

Nationwide U.S.
Government Income         96   126    166     294     26     81    139     294     *      81    139     294
Fund

Warburg Pincus
Emerging Growth Fund      98   130    172     308     28     85    145     308     *      85    145     308

*The Contracts sold under this Prospectus do not permit annuitizations during the first two Contract years.

                                      2


                                   4 of 118

"APPENDIX B FOR UNDERLYING MUTUAL FUND OPTIONS AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993" OF THE PROSPECTUS IS ALSO AMENDED TO INCLUDE THE FOLLOWING INFORMATION REGARDING THE MUTUAL FUNDS:

Fidelity Advisor Equity Income Fund

Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities, with a secondary emphasis on growth potential.

Fidelity Advisor Growth Opportunities Fund

Investment Objective: Pursues capital growth that exceeds market performance through investments in growth, cyclical, and value stocks, and securities convertible to common stocks.

Fidelity Advisor High Yield Fund

Investment Objective: A bond fund designed to meet the needs of the long-term investor, seeking above-average monthly income and potential capital growth by investing in lower-rated, high yielding, fixed income securities.

Fidelity Advisor Income & Growth Fund

Investment Objective: Seeks income and growth potential by investing in securities including U.S. government and corporate bonds, and a diversified selection of common stocks.

Janus Fund

Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of a large number of issuers of any size. Generally, this fund emphasizes issuers with larger market capitalizations.

Warburg Pincus Emerging Growth Fund

Investment Objective: Seeks maximum capital appreciation by investing in equity securities of small-to medium-sized companies in the United States with emerging or renewed growth potential.

                                      3


                                   5 of 118

                       NATIONWIDE LIFE INSURANCE COMPANY
                                  Home Office
                                 P.O. Box 16609
         Columbus, Ohio 43216-6609, 1-800-848-6331, TDD 1-800-238-3035
                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
                  ISSUED BY THE NATIONWIDE VARIABLE ACCOUNT OF
                       NATIONWIDE LIFE INSURANCE COMPANY
      The Individual Deferred Variable Annuity Contracts described in this
Prospectus are flexible purchase payment contracts (collectively referred to as the "Contracts"). References throughout the prospectus to "Contracts" shall also mean certificates issued under Group Flexible Fund Retirement Contracts. For such group contracts, references to "Owner" shall also mean the "Participant" unless the Plan otherwise permits or requires the Owner to exercise such rights under the authority of the plan terms. The Contracts are sold to individuals for use in retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contracts are deferred until a selected later date.

      Purchase payments are allocated to the Nationwide Variable Account ("Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). The Variable Account uses its assets to purchase shares at net asset value in one or more of the following series of the underlying Mutual Fund options:

                FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993

-Delchester Fund-Institutional Class                          -Nationwide(R) Money Market Fund
-Dreyfus A Bonds Plus, Inc.                                   -Neuberger & Berman Guardian Fund, Inc.
-The Dreyfus Third Century Fund, Inc.                         -Neuberger & Berman Limited Maturity Bond
-The Evergreen Total Return Fund                               Fund
-Fidelity Asset Manager TM                                    -Neuberger & Berman Partners Fund, Inc.
-Fidelity Equity-Income Fund                                  -Oppenheimer Global Fund
-Fidelity Magellan(R) Fund                                    -Peoples Index Fund, Inc.
-Fidelity Puritan Fund                                        -Phoenix Balanced Fund Series
-Fidelity VIP High Income Portfolio* (additional purchase     -Strong Total Return Fund, Inc.
   payments or exchanges may not be made to this              -Templeton Foreign Fund
   fund on or after December 1, 1993).                        -Twentieth Century Growth Investors
-Janus Twenty Fund                                            -Twentieth Century International Equity Fund
-MFS(R) World Governments Fund                                -Twentieth Century Ultra Investors
-Nationwide(R) Bond Fund                                      -Twentieth Century U.S. Governments Short-
-Nationwide(R) Fund                                            Term
-Nationwide(R) Growth Fund

* The High Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.



                                       1

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

FOR CONTRACTS ISSUED ON OR AFTER DECEMBER 25, 1982 AND BEFORE JANUARY 1, 1993
-Fidelity Capital & Income Fund                               -MFS(R) World Governments Fund
    (additional purchase payments or                          -Nationwide(R) Money Market Fund
    exchanges may not be made to this fund on                 -Twentieth Century Growth Investors
    or after May 1, 1991.  Not available for                  -Twentieth Century U.S. Governments Short-
    Contracts issued on or after May 1, 1987).                 Term
-Fidelity VIP High Income Portfolio*
   (additional purchase payments or exchanges may not
   be made to this fund on or after December 1, 1993).

                 FOR CONTRACTS ISSUED BEFORE DECEMBER 25, 1982

-Nationwide(R) Bond Fund                      -Nationwide(R) Growth Fund
-Nationwide(R) Fund                           -Nationwide(R) Money Market Fund

      This Prospectus provides you with the basic information you should know about the Individual Deferred Variable Annuity Contracts issued by the Nationwide Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1995, containing further information about the Contracts and the Nationwide Variable Account has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from Nationwide Life Insurance Company by calling the number listed above or writing P. O. Box 16609, Columbus, Ohio 43216-6609.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1995, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 46 OF THE PROSPECTUS.

                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1995.


                                       2

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
                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

ANNUITANT- The person actually receiving annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance.

ANNUITIZATION DATE- The date on which annuity payments actually commence.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to commence, as originally shown on the Contract Data Page of the Contract, unless changed by the Owner.

ANNUITY PAYMENT OPTION- The method for making annuity payments. Several options are available under this Contract.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of Variable Annuity payments.

BENEFICIARY- The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Designated Annuitant. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

CODE- The Internal Revenue Code of 1986, as amended.

CONTINGENT BENEFICIARY- The Contingent Beneficiary is the person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Designated Annuitant.

CONTINGENT DESIGNATED ANNUITANT- The Contingent Designated Annuitant may be the recipient of certain rights or benefits under this Contract when the Designated Annuitant dies before the Annuitization Date. If a Contingent Designated Annuitant is named in the application, all provisions of the Contract which are based on the death of the Designated Annuitant will be based on the death of the last survivor of the Designated Annuitant and the Contingent Designated Annuitant. The Owner's right to name a Contingent Designated Annuitant may be restricted under the provisions of any retirement or deferred compensation plan for which this Contract is issued.

CONTINGENT OWNER- A Contingent Owner, if named in the Application, succeeds to the rights of Contract Owner upon the Contract Owner's death before Annuitization. For contracts issued in the state of New York, references throughout this prospectus to "Contingent Owner" shall mean "Owner's Beneficiary."

CONTRACT ANNIVERSARY- An anniversary of the Date of Issue of the Contract.

CONTRACT OWNER (OWNER)- The Contract Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Contingent Owner, Designated Annuitant, Contingent Designated Annuitant, Beneficiary, Contingent Beneficiary, Annuity Payment Option, and the Annuity Commencement Date.


                                       3

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

CONTRACT VALUE- The sum of the Variable Account Contract Value and the Fixed Account Contract Value.

CONTRACT YEAR- Each year commencing with the Date of Issue, and each Contract Anniversary thereafter shall be a Contract Year.

DATE OF ISSUE- The date shown as the Date of Issue on the Contract Data Page of the Contract.

DEATH BENEFIT- The benefit payable upon the death of the Designated Annuitant. This benefit does not apply upon the death of the Contract Owner when the Owner and Designated Annuitant are not the same person. If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.

DESIGNATED ANNUITANT- The person designated prior to the Annuitization Date to receive annuity payments. No change of Designated Annuitant may be made without the prior consent of the Company.

FIXED ACCOUNT- The Fixed Account is made up of all assets of the Company other than those in any segregated asset account.

FIXED ANNUITY- An annuity providing for payments which are guaranteed by the Company as to dollar amount during the annuity payment period.

INDIVIDUAL RETIREMENT ACCOUNT- A custodial account which qualifies for treatment under Section 408 of the Internal Revenue Code.

INDIVIDUAL RETIREMENT ANNUITY- An annuity which qualifies for treatment under
Section 408 of the Internal Revenue Code.

INTEREST RATE GUARANTEE PERIOD- An Interest Rate Guarantee Period is the interval of time in which an interest rate credited to the Fixed Account under the Contract is guaranteed to remain the same. For Purchase Payments into the Fixed Account or transfers from the Variable Account, this period begins upon the date of deposit or transfer and ends at the end of the calendar quarter at least one year from deposit or transfer. At the end of an Interest Rate Guarantee Period, a new interest rate is declared with an Interest Rate Guarantee Period starting at the end of the prior period and ending at the end of the calendar quarter one year later.

MUTUAL FUND - The registered management investment companies in which the assets of the Sub-Accounts of the Variable Account will be invested.

NON-QUALIFIED CONTRACTS- Contracts not issued to or as Qualified Plans, Individual Retirement Annuities or Tax Sheltered Annuities.

NON-QUALIFIED PLANS- Retirement Plans which do not receive favorable tax treatment under the provisions of the Internal Revenue Code.

PLAN PARTICIPANT-The Plan Participant is the person for whom contributions are being made to a Qualified Plan or Tax Sheltered Annuity either through employer contributions or employee salary reduction contributions.

QUALIFIED CONTRACTS- Contracts issued under Qualified Plans.

                                       4

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


QUALIFIED PLANS- Retirement Plans which receive favorable tax treatment under the provisions of the Internal Revenue Code, including those described in
Section 401 and 403(a) of the Internal Revenue Code.

TAX SHELTERED ANNUITY- An annuity which qualifies for treatment under Section 403(b) of the Internal Revenue Code of 1986, as amended.

VALUATION DATE- Each day the New York Stock Exchange and the Company's Home Office is open for business or any other day during which there is a sufficient degree of trading of the Variable Account's underlying Mutual Fund shares that the current net asset value of its Accumulation Units might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of business of the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT- A separate investment account of the Company into which Variable Account purchase payments are allocated.

VARIABLE ANNUITY- An annuity providing for payments which vary in amount with the investment experience of the Variable Account.


                                       5

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


                               TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................................................    3
SUMMARY OF CONTRACT EXPENSES..................................................................    8
SYNOPSIS......................................................................................   14
CONDENSED FINANCIAL INFORMATION...............................................................   15
NATIONWIDE LIFE INSURANCE COMPANY.............................................................   21
THE VARIABLE ACCOUNT..........................................................................   21
         Underlying Mutual Fund Options.......................................................   21
         Voting Rights........................................................................   22
VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS.............................   23
         Mortality Risk Charge................................................................   23
         Expense Risk Charge..................................................................   23
         Contingent Deferred Sales Charge.....................................................   23
         Elimination of Contingent Deferred Sales Charge......................................   25
         Contract Maintenance and Administration Charge.......................................   25
         Premium Taxes........................................................................   26
         Expenses of Variable Account.........................................................   26
         Investments of the Variable Account..................................................   26
         Right to Revoke......................................................................   26
         Transfers............................................................................   27
         Assignment...........................................................................   28
         Loan Privilege.......................................................................   28
         Beneficiary Provisions...............................................................   29
         Ownership Provisions.................................................................   30
         Substitution of Securities...........................................................   31
         Contract Owner Inquiries.............................................................   31
ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT.......................................................   31
         Value of an Annuity Unit.............................................................   31
         Assumed Investment Rate..............................................................   31
         Frequency and Amount of Annuity Payments.............................................   32
         Change in Annuity Commencement Date..................................................   32
         Change in Form of Annuity............................................................   32
         Annuity Payment Option...............................................................   32
         Death of Contract Owner..............................................................   33
         Death Benefit at Death of Designated Annuitant Prior to the Annuitization Date.......   34
         Death Benefit After the Annuitization Date...........................................   35
         Required Distributions for Qualified Plans or Tax Sheltered Annuities................   35
         Required Distributions for Individual Retirement Annuities and
              Individual Retirement Accounts..................................................   36
         Generation-Skipping Transfers........................................................   37
GENERAL INFORMATION...........................................................................   37
         Contract Owner Services..............................................................   37
         Statements and Reports...............................................................   38
         Allocation of Purchase Payments and Contract Value...................................   39



                                       6

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


         Value of a Variable Account Accumulation Unit........................................   39
         Net Investment Factor................................................................   40
         Valuation of Assets..................................................................   40
         Determining the Contract Value.......................................................   40
         Surrender (Redemption)...............................................................   41
         Surrenders Under a Qualified Plan or Tax Sheltered Annuity...........................   42
         Taxes................................................................................   43
         Non-Qualified Contracts..............................................................   43
         Charge for Tax Provisions............................................................   45
         Qualified Plans, Individual Retirement Annuities, Individual Retirement Accounts
              and Tax Sheltered Annuities.....................................................   45
         Individual Retirement Accounts.......................................................   45
         Diversification......................................................................   46
LEGAL PROCEEDINGS.............................................................................   46
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......................................   46
APPENDIX A....................................................................................   47
FIXED ACCOUNT ALLOCATIONS.....................................................................   47
ANNUITY PAYMENT PERIOD-FIXED ACCOUNT..........................................................   48
APPENDIX B....................................................................................   49
PARTICIPATING FUNDS...........................................................................   49

                                       7

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


                          SUMMARY OF CONTRACT EXPENSES
               (FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)
CONTRACT OWNER TRANSACTION EXPENSES

  Maximum Contingent Deferred Sales Charge(1)....................................................      7%

MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGES(2)...................................................    $30

VARIABLE ACCOUNT ANNUAL EXPENSES

       Mortality and Expense Risk Charge.........................................................   1.25%

       Administration Charge.....................................................................   0.05%

          Total Variable Account Annual Expenses.................................................   1.30%



(1) For Contracts issued on or after January 1, 1993 the maximum Contingent Deferred Sales Charge is 7%. Starting with the second year after a purchase payment has been made, 10% of that purchase payment may be withdrawn without imposition of a Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge is waived for first-year withdrawals of up to 10% of premium on IRA rollover contracts or for distributions required for the Contract to meet minimum distribution rules. This free withdrawal privilege is non-cumulative and must be used in the year available. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Qualified Plan. The Contingent Deferred Sales Charge is imposed only against purchase payments.

(2) The annual Contract Maintenance Charge is deducted on each Contract Anniversary and in any year in which the entire Contract Value is surrendered on the date of Surrender (see "Contract Maintenance and Administration Charges").


                                       8
                                  13 of 118


               (FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

UNDERLYING MUTUAL FUND ANNUAL EXPENSES(3)
------------------------------------------------------------------------------------------------------
                                                                                       Total Portfolio
                                                      Management          Other           Company
                                                         Fees           Expenses          Expenses

DELCHESTER FUND-INSTITUTIONAL CLASS                      0.58%            0.25%             0.83%
------------------------------------------------------------------------------------------------
DREYFUS A BONDS PLUS, INC.                               0.65%            0.25%             0.90%
------------------------------------------------------------------------------------------------
THE DREYFUS THIRD CENTURY FUND, INC.                     0.75%            0.42%             1.17%
------------------------------------------------------------------------------------------------
THE EVERGREEN TOTAL RETURN FUND                          1.00%            0.18%             1.18%
------------------------------------------------------------------------------------------------
FIDELITY ASSET MANAGER                                   0.72%            0.32%             1.04%
------------------------------------------------------------------------------------------------
FIDELITY EQUITY-INCOME FUND                              0.44%            0.25%             0.69%
------------------------------------------------------------------------------------------------
FIDELITY MAGELLAN(R) FUND                                0.76%            0.23%             0.99%
------------------------------------------------------------------------------------------------
FIDELITY PURITAN FUND                                    0.53%            0.26%             0.79%
------------------------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME PORTFOLIO                       0.61%            0.10%             0.71%
------------------------------------------------------------------------------------------------
JANUS TWENTY FUND                                        0.67%            0.35%             1.02%
------------------------------------------------------------------------------------------------
MFS(R) WORLD GOVERNMENTS FUND                            0.90%            0.64%             1.54%
------------------------------------------------------------------------------------------------
NATIONWIDE(R) BOND FUND                                  0.50%            0.21%             0.71%
------------------------------------------------------------------------------------------------
NATIONWIDE(R) FUND                                       0.50%            0.13%             0.63%
------------------------------------------------------------------------------------------------
NATIONWIDE(R) GROWTH FUND                                0.50%            0.18%             0.68%
------------------------------------------------------------------------------------------------
NATIONWIDE(R) MONEY MARKET                               0.45%            0.20%             0.65%
------------------------------------------------------------------------------------------------
NEUBERGER & BERMAN GUARDIAN FUND, INC.                   0.62%            0.19%             0.81%
------------------------------------------------------------------------------------------------
NEUBERGER & BERMAN LIMITED MATURITY BOND FUND            0.49%            0.21%             0.70%
------------------------------------------------------------------------------------------------
NEUBERGER & BERMAN PARTNERS FUND, INC.                   0.65%            0.16%             0.81%
------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL FUND                                  0.73%            0.49%             1.22%
------------------------------------------------------------------------------------------------
PEOPLES INDEX FUND(R), INC.                              0.10%            0.54%             0.64%
------------------------------------------------------------------------------------------------
PHOENIX BALANCED FUND SERIES                             0.53%            0.43%             0.96%
------------------------------------------------------------------------------------------------
STRONG TOTAL RETURN FUND, INC.                           0.81%            0.39%             1.20%
------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN FUND                                   0.63%            0.51%             1.14%
------------------------------------------------------------------------------------------------
TWENTIETH CENTURY GROWTH INVESTORS                       1.00%            0.00%             1.00%
------------------------------------------------------------------------------------------------
TWENTIETH CENTURY INTERNATIONAL EQUITY FUND              1.90%            0.00%             1.90%
------------------------------------------------------------------------------------------------
TWENTIETH CENTURY ULTRA INVESTORS                        1.00%            0.00%             1.00%
------------------------------------------------------------------------------------------------
TWENTIETH CENTURY U.S. GOVERNMENTS SHORT TERM            1.00%            0.00%             1.00%
------------------------------------------------------------------------------------------------

(3) The Mutual Fund expenses shown above are assessed at the underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These underlying Mutual Fund expenses are taken into consideration in computing each underlying Mutual Fund's net asset value, which is the share price used to calculate the unit values of the Variable Account.

                                       9
                                  14 of 118

               (FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)
                                    EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the $30 Contract Maintenance Charge to be expressed as a percentage of the average Contract account size for existing Contracts. Since the average contract account size for Contracts issued under this prospectus is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

                                 IF YOU SURRENDER YOUR            IF YOU DO NOT SURRENDER           IF YOU ANNUITIZE YOUR
                              CONTRACT AT THE END OF THE        YOUR CONTRACT AT THE END OF       CONTRACT AT THE END OF THE
                                APPLICABLE TIME PERIOD          THE APPLICABLE TIME PERIOD          APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------------------------
                             1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.   1 YR.  3 YRS.  5 YRS.  10 YRS.
------------------------------------------------------------------------------------------------------------------------------
Delchester Fund-Inst'l        74     118      165     267       24      73      125     267       *      73     125      167
----------------------------------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus          74     120      169     275       24      75      129     275       *      75     129      275
----------------------------------------------------------------------------------------------------------------------------
The Dreyfus Third
Century Fund, Inc.            77     129      183     303       27      84      143     303       *      84     143      303
----------------------------------------------------------------------------------------------------------------------------
The Evergreen Total
Return Fund                   77     129      183     304       27      84      143     304       *      84     143      304
----------------------------------------------------------------------------------------------------------------------------
Fidelity Asset
ManagerTM                     76     125      176     289       26      80      136     289       *      80     136      289
----------------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income
Fund                          72     114      158     253       22      69      118     253       *      69     118      253
----------------------------------------------------------------------------------------------------------------------------
Fidelity Magellan Fund        75     123      173     284       25      78      133     284       *      78     133      284
----------------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund         73     117      163     263       23      72      123     263       *      72     123      263
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High
Income Portfolio              72     114      159     255       22      69      119     255       *      69     119      255
----------------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund             76     124      175     287       26      79      135     287       *      79     135      287
----------------------------------------------------------------------------------------------------------------------------
MFS(R) World
Governments Fund              81     140      202     340       31      95      162     340       *      95     162      340
----------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond
Fund                          72     114      159     255       22      69      119     255       *      69     119      255
----------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund            72     112      154     246       22      67      114     246       *      67     114      246
----------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth
Fund                          72     113      157     251       22      68      117     251       *      68     117      251
----------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money
Market Fund                   72     112      156     248       22      67      116     248       *      67     116      248
----------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman
Guardian Fund, Inc.           74     117      164     265       24      72      124     265       *      72     124      265
----------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman
Limited Maturity Bond
Fund                          72     114      158     254       22      69      118     254       *      69     118      254
----------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman
Partners Fund, Inc.           74     117      164     265       24      72      124     265       *      72     124      265
----------------------------------------------------------------------------------------------------------------------------

                                  15 of 118

                                 IF YOU SURRENDER YOUR            IF YOU DO NOT SURRENDER           IF YOU ANNUITIZE YOUR
                              CONTRACT AT THE END OF THE        YOUR CONTRACT AT THE END OF       CONTRACT AT THE END OF THE
                                APPLICABLE TIME PERIOD          THE APPLICABLE TIME PERIOD          APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global
Fund                           78    130     185     308       28       85     145     308        *      85    145      308
---------------------------------------------------------------------------------------------------------------------------
Peoples Index Fund,
Inc.                           72    112     155     247       22       67     115     247        *      67    115      247
---------------------------------------------------------------------------------------------------------------------------
Phoenix Balanced
Fund Series                    75    122     172     281       25       77     132     281        *      77    132      281
---------------------------------------------------------------------------------------------------------------------------
Strong Total Return
Fund, Inc.                     78    130     184     306       28       85     144     306        *      85    144      306
---------------------------------------------------------------------------------------------------------------------------
Templeton Foreign
Fund                           77    128     181     300       27       83     141     300        *      83    141      300
---------------------------------------------------------------------------------------------------------------------------
Twentieth C. Growth
Investors                      76    123     174     285       26       78     134     285        *      78    134      285
---------------------------------------------------------------------------------------------------------------------------
Twentieth C.
International Equity
Fund                           85    151     220     374       35      106     180     374        *     106    180      374
---------------------------------------------------------------------------------------------------------------------------
Twentieth C. U.S.
Governments Short-
Term                           76    123     174     285       26       78     134     285        *      78    134      285
---------------------------------------------------------------------------------------------------------------------------
Twentieth C. Ultra
Investors Short-Term           76    123     174     285       26       78     134     285        *      78    134      285
---------------------------------------------------------------------------------------------------------------------------


* The Contracts sold under this Prospectus do not permit annuitizations during the first two Contract years.

  The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. The expenses of the Nationwide Variable Account as well as those of the underlying Mutual Funds are reflected in the table. For more and complete descriptions of the expenses of the Nationwide Variable Account, (see "Variable Account Charges, Purchase Payments, and Other Deductions"). For more and complete information regarding expenses paid out of the assets of a particular underlying Mutual Fund, see the underlying Mutual Fund's prospectus. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see
  "Premium Taxes").
                                       11
                                  16 of 118

                          SUMMARY OF CONTRACT EXPENSES
                (FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993)

CONTRACT OWNER TRANSACTION EXPENSES

    Maximum Contingent Deferred Sales Charge(1).................     5%

MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGES(2)..................   $30

VARIABLE ACCOUNT ANNUAL EXPENSES

    Mortality and Expense Risk Charge...........................  1.30%
        Total Variable Account Annual Expenses..................  1.30%

UNDERLYING MUTUAL FUND ANNUAL EXPENSES(3)

                                                                                        TOTAL PORTFOLIO
                                                          MANAGEMENT        OTHER          COMPANY
                                                             FEES          EXPENSES        EXPENSES
-------------------------------------------------------------------------------------------------------
FIDELITY CAPITAL & INCOME FUND                              0.71%           0.26%           0.97%
------------------------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME PORTFOLIO                          0.61%           0.10%           0.71%
------------------------------------------------------------------------------------------------
MFS WORLD GOVERNMENTS FUND                                  0.90%           0.64%           1.54%
------------------------------------------------------------------------------------------------
NATIONWIDE(R) MONEY MARKET FUND                             0.45%           0.20%           0.65%
------------------------------------------------------------------------------------------------
TWENTIETH CENTURY GROWTH INVESTORS                          1.00%           0.00%           1.00%
------------------------------------------------------------------------------------------------
TWENTIETH CENTURY U.S. GOVERNMENTS SHORT-TERM               1.00%           0.00%           1.00%
------------------------------------------------------------------------------------------------
NATIONWIDE(R) BOND FUND*                                    0.50%           0.21%           0.71%
------------------------------------------------------------------------------------------------
NATIONWIDE(R) FUND*                                         0.50%           0.13%           0.63%
------------------------------------------------------------------------------------------------
NATIONWIDE(R) GROWTH FUND*                                  0.50%           0.18%           0.68%
------------------------------------------------------------------------------------------------

*   Available only for Contracts issued Prior to December 25, 1982.

(1) For purchase payments made after January 30, 1981 the contract owner may, after the first year from the date of such purchase payment, withdraw 5% of that purchase payment without imposition of a Contingent Deferred Sales Charge. For Contracts issued prior to August 4, 1981 starting with the third Contract Year, the Company will waive Contingent Deferred Sales Charge on a cumulative basis to 10% of purchase payments (see "Contingent Deferred
    Sales Charge").

(2) The annual Contract Maintenance Charge is deducted on each Contract Anniversary and in any year in which the entire Contract Value is surrendered on the date of Surrender (see "Contract Maintenance and Administration Charges").

(3) The Mutual Fund expenses shown above are assessed at the underlying Mutual Fund level and are not direct charges against separate account assets or reductions from Contract Values. These underlying Mutual Fund expenses are taken into consideration in computing each underlying Mutual Fund's net asset value, which is the share price used to calculate the unit values of the Variable Account.

                                  17 of 118

                (FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993)
                                    EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial purchase payment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the $30 Contract Maintenance Charge to be expressed as a percentage of the average contract account size for existing contracts. Since the average contract account size for contracts issued under this prospectus is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

---------------------------------------------------------------------------------------------------------------------
                            IF YOU SURRENDER YOUR        IF YOU DO NOT SURRENDER YOUR        IF YOU ANNUITIZE YOUR
                          CONTRACT AT THE END OF THE      CONTRACT AT THE END OF THE       CONTRACT AT THE END OF THE
                            APPLICABLE TIME PERIOD          APPLICABLE TIME PERIOD           APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------------------
                         1 YR. 3 YRS. 5 YRS. 10 YRS.     1 YR. 3 YRS.  5 YRS. 10 YRS.     1 YR. 3 YRS. 5 YRS.  10 YRS.
---------------------------------------------------------------------------------------------------------------------
Fidelity Capital &        75    122    172     282        25     77     132     282        **     77     132     282
Income Fund
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP High         72    114    159     255        22     69     119     255        **     69     119     255
Income Portfolio
--------------------------------------------------------------------------------------------------------------------
MFS(R) World              81    140    202     340        31     95     162     340        **     95     162     340
Governments Fund
--------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money       72    112    156     248        22     67     116     248        **     67     116     248
Market Fund
--------------------------------------------------------------------------------------------------------------------
Twentieth C. Growth       76    123    174     285        26     78     134     285        **     78     134     285
Investors.
--------------------------------------------------------------------------------------------------------------------
Twentieth C. U.S.         76    123    174     285        26     78     134     285        **     78     134     285
Governments Short
-Term
--------------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond        72    114    159     255        22     69     119     255        **     69     119     255
Fund*
--------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund*       72    112    154     246        22     67     114     246        **     67     114     246
--------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth      72    113    157     251        22     68     117     251        **     68     117     251
Fund*
--------------------------------------------------------------------------------------------------------------------

*   Available only for Contracts issued Prior to December 25, 1982.

** The Contracts sold under this Prospectus do not permit annuitizations during the first two Contract years.

The purpose of the Summary of Contract Expenses and Example are to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. The expenses of the Nationwide Variable Account as well as those of the underlying Mutual Fund Company are reflected in the table. For more and complete descriptions of the expenses of the Nationwide Variable Account, see "Variable Account Charges, Purchase Payments, and Other Deductions." For more and complete information regarding expenses paid out of the assets of a particular underlying Mutual Fund, see the underlying Mutual Fund's prospectus. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                  18 of 118

                                    SYNOPSIS

       The Company does not deduct a sales charge from purchase payments made for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions, deduct from the Owner's Contract Value a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all purchase payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. For Contracts issued before January 1, 1993 the Company will deduct a Contingent Deferred Sales Charge not to exceed 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request to surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").

       In addition, on each Contract Anniversary the Company will deduct an annual Contract Maintenance Charge from the Contract Value of such Contracts. The Company will also assess for Contracts issued on or after January 1, 1993 an Administration Charge equal to an annual rate of 0.05% of the daily net asset value of the Variable Account. These charges are to reimburse the Company for administrative expenses related to the issue and maintenance of the Contracts. The Company does not expect to recover from these charges an amount in excess of accumulated administrative expenses (see "Contract Maintenance and Administration Charges").

       The Company deducts a Mortality Risk Premium equal to an annual rate of 0.80% of the daily net asset value of the Variable Account for mortality risk assumed by the Company (see "Mortality Risk Charge").

       The Company deducts an Expense Risk Charge equal to an annual rate of 0.45% (0.50% for contracts issued prior to January 1, 1993) of the daily net asset value of the Variable Account as compensation for the Company's risk by undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Expense Risk Charge").

       The cumulative total of all purchase payments under a Contract may not exceed $1,000,000 without the prior consent of the Company (see "Allocations of Purchase Payments and Contract Value").

       If the Contract Value at the Annuitization Date is less than $500, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment would be less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20 (see "Frequency and Amount of Annuity Payments").

       Premium taxes payable to any governmental entity will be charged against the Contracts. If any such premium taxes are payable at the time purchase payments are made, the premium tax deduction will be made from the Contract prior to allocation to any underlying Mutual Fund option (see "Premium Taxes").

       To be sure that the Contract Owner is satisfied with the Contract, the Contract Owner has a ten day free look. Within ten days of the day the Contract is received, it may be returned to the Home Office of the Company, at the address shown on page 1 of this Prospectus. When the Contract is received by the Company, the Company will void the Contract and refund the Contract Value in full unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be return of purchase payments (see "Right To Revoke").

                                       14
                                  19 of 118

CONDENSED FINANCIAL INFORMATION

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period(1).

---------------------------------------------------------------------------------------------------------
                                ACCUMULATION     ACCUMULATION       PERCENT         NUMBER OF
                                 UNIT VALUE       UNIT VALUE       CHANGE IN       ACCUMULATION
                                AT BEGINNING        AT END       ACCUMULATION      UNITS AT END
          FUND                   OF PERIOD         OF PERIOD      UNIT VALUE      OF THE PERIOD      YEAR
---------------------------------------------------------------------------------------------------------
Delchester Fund Inst'l-Q          11.511092       10.867271         -5.59%            43,997         1994
                                  10.000000       11.511092         15.11%            15,953         1993
---------------------------------------------------------------------------------------------------------
Peoples Index Fund-Q              10.819026       10.749166         -0.65%            12,668         1994
                                  10.000000       10.819026          8.19%               585         1993
---------------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus, Inc.        10.000000        9.110600         -8.89%            15,283         1994
-Q
---------------------------------------------------------------------------------------------------------
The Dreyfus Third Century         10.477293        9.570659         -8.65%             7,325         1994
Fund, Inc.-Q                      10.000000       10.477293          4.77%             2,583         1993
---------------------------------------------------------------------------------------------------------
The Evergreen Total               11.153183       10.301799         -7.63%            51,305         1994
Return Fund-Q                     10.000000       11.153183         11.53%            32,321         1993
---------------------------------------------------------------------------------------------------------
Fidelity Asset Manager-Q          10.415849        9.589367         -7.93%           150,536         1994
                                  10.000000       10.415849          4.16%             3,292         1993
---------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund-Q       12.346838       11.964387         -3.10%           307,064         1994
                                  10.000000       12.346838         23.47%            59,100         1993
---------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund-Q           11.972512       12.020413          0.40%           161,179         1994
                                  10.000000       11.972512         19.73%            44,320         1993
---------------------------------------------------------------------------------------------------------
Janus Twenty Fund-Q                9.451097        8.701036         -7.94%            56,135         1994
                                  10.000000        9.451097         -5.49%             1,020         1993
---------------------------------------------------------------------------------------------------------
Neuberger & Berman                10.000000        9.640402         -3.60%            25,549         1994
Guardian Fund-Q
---------------------------------------------------------------------------------------------------------
Neuberger & Berman                 9.995028        9.833352         -1.62%            89,231         1994
Limited Maturity Bond             10.000000        9.995028         -0.05%               423         1993
Fund-Q
---------------------------------------------------------------------------------------------------------
Neuberger & Berman                11.548721       11.183371         -3.16%            38,329         1994
Partners Fund-Q                   10.000000       11.548721         15.49%             9,926         1993
---------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund-          14.119303       13.503390         -4.36%            87,590         1994
Q                                 10.000000       14.119303         41.19%             5,128         1993
---------------------------------------------------------------------------------------------------------
Phoenix Balanced Fund             10.000000        9.338434         -6.62%             9,028         1994
Series-Q
---------------------------------------------------------------------------------------------------------
Strong Total Return Fund,         12.205201       11.881033         -2.66%            19,727         1994
Inc.-Q                            10.000000       12.205201         22.05%             3,939         1993
---------------------------------------------------------------------------------------------------------
Twentieth Century Ultra            9.505758        9.043121         -4.87%           116,020         1994
Investors-Q                       10.000000        9.505758         -4.94%             2,713         1993
---------------------------------------------------------------------------------------------------------

(1) The unit value information is not provided for the Templeton Foreign Fund and the TCI International Equity Fund because those underlying Mutual Funds were only added to the Variable Account on February 1, 1995 and therefore have no unit value histories prior to that time.
                                       15

                                  20 of 118

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.


------------------------------------------------------------------------------------------------
                       ACCUMULATION     ACCUMULATION       PERCENT         NUMBER OF
                        UNIT VALUE       UNIT VALUE       CHANGE IN       ACCUMULATION
                       AT BEGINNING        AT END       ACCUMULATION      UNITS AT END
          FUND          OF PERIOD         OF PERIOD      UNIT VALUE      OF THE PERIOD      YEAR
------------------------------------------------------------------------------------------------
Nationwide(R) Fund-Q     45.422888       45.095466         -0.72%            32,311         1994
                         -----------------------------------------------------------------------
                         43.104048       45.422888          5.38%            32,770         1993
                         -----------------------------------------------------------------------
                         42.418147       43.104048          1.62%            30,648         1992
                         -----------------------------------------------------------------------
                         33.001868       42.418147         28.53%            28,864         1991
                         -----------------------------------------------------------------------
                         33.337339       33.001868         -1.01%            27,869         1990
                         -----------------------------------------------------------------------
                         25.242361       33.337339         32.07%            26,210         1989
                         -----------------------------------------------------------------------
                         21.904484       25.242361         15.24%            34,078         1988
                         -----------------------------------------------------------------------
                         21.753896       21.904484          0.69%            29,853         1987
                         -----------------------------------------------------------------------
                         18.738993       21.753896         16.09%            30,428         1986
                         -----------------------------------------------------------------------
                         13.914957       18.738993         34.67%            23,160         1985
                         -----------------------------------------------------------------------
                         13.283383       13.914957          4.75%            26,218         1984
------------------------------------------------------------------------------------------------
Nationwide(R) Fund-NQ
                         47.312558       46.971513         -0.72%               259         1994
                         -----------------------------------------------------------------------
                         44.897247       47.312558          5.38%               260         1993
                         -----------------------------------------------------------------------
                         44.182806       44.897247          1.62%               261         1992
                         -----------------------------------------------------------------------
                         34.374796       44.182806         28.53%               753         1991
                         -----------------------------------------------------------------------
                         34.724214       34.374796         -1.01%             1,169         1990
                         -----------------------------------------------------------------------
                         26.292480       34.724214         32.07%             3,791         1989
                         -----------------------------------------------------------------------
                         22.815734       26.292480         15.24%             4,689         1988
                         -----------------------------------------------------------------------
                         22.658886       22.815734          0.69%             4,939         1987
                         -----------------------------------------------------------------------
                         19.518552       22.658886         16.09%             5,238         1986
                         -----------------------------------------------------------------------
                         14.493830       19.518552         34.67%             5,139         1985
                         -----------------------------------------------------------------------
                         13.835981       14.493830          4.75%             5,141         1984
------------------------------------------------------------------------------------------------
Nationwide(R)            51.458079       51.535806          0.15%            48,009         1994
Growth Fund-Q            -----------------------------------------------------------------------
                         46.832151       51.458079          9.88%            48,190         1993
                         -----------------------------------------------------------------------
                         44.639577       46.832151          4.91%            48,853         1992
                         -----------------------------------------------------------------------
                         33.241418       44.639577         34.29%            42,168         1991
                         -----------------------------------------------------------------------
                         36.439953       33.241418         -8.78%            43,789         1990
                         -----------------------------------------------------------------------
                         32.118373       36.439953         13.46%            53,223         1989
                         -----------------------------------------------------------------------
                         26.557068       32.118373         20.94%            58,604         1988
                         -----------------------------------------------------------------------
                         26.282362       26.557068          1.05%            61,931         1987
                         -----------------------------------------------------------------------
                         22.485465       26.282362         16.89%            61,795         1986
                         -----------------------------------------------------------------------
                         17.090851       22.485465         31.56%            51,773         1985
                         -----------------------------------------------------------------------
                         15.974526       17.090851          6.99%            33,021         1984
------------------------------------------------------------------------------------------------

                                       16
                                  21 of 118

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.


----------------------------------------------------------------------------------------------
                       ACCUMULATION     ACCUMULATION       PERCENT         NUMBER OF
                        UNIT VALUE       UNIT VALUE       CHANGE IN       ACCUMULATION
                       AT BEGINNING        AT END       ACCUMULATION      UNITS AT END
          FUND          OF PERIOD         OF PERIOD      UNIT VALUE      OF THE PERIOD    YEAR
----------------------------------------------------------------------------------------------
Nationwide(R)            54.333269       54.415339          0.15%             121         1994
Growth Fund-NQ           ---------------------------------------------------------------------
                         49.448867       54.333269          9.88%             126         1993
                         ---------------------------------------------------------------------
                         47.133788       49.448867          4.91%             397         1992
                         ---------------------------------------------------------------------
                         35.098768       47.133788         34.29%             568         1991
                         ---------------------------------------------------------------------
                         38.476025       35.098768         -8.78%             580         1990
                         ---------------------------------------------------------------------
                         33.912975       38.476025         13.46%           2,019         1989
                         ---------------------------------------------------------------------
                         28.040930       33.912975         20.94%           2,498         1988
                         ---------------------------------------------------------------------
                         27.750867       28.040930          1.05%           2,757         1987
                         ---------------------------------------------------------------------
                         23.741823       27.750867         16.89%           2,270         1986
                         ---------------------------------------------------------------------
                         18.045792       23.741823         31.56%           2,246         1985
                         ---------------------------------------------------------------------
                         16.867093       18.045792          6.99%           2,249         1984
----------------------------------------------------------------------------------------------
Nationwide(R)            33.991130       30.832258         -9.29%          35,282         1994
Bond Fund-Q              ---------------------------------------------------------------------
                         31.104546       33.991130          9.28%          35,392         1993
                         ---------------------------------------------------------------------
                         29.186916       31.104546          6.57%          21,409         1992
                         ---------------------------------------------------------------------
                         25.300143       29.186916         15.36%          18,724         1991
                         ---------------------------------------------------------------------
                         23.686756       25.300143          6.81%          16,600         1990
                         ---------------------------------------------------------------------
                         21.674206       23.686756          9.29%          20,519         1989
                         ---------------------------------------------------------------------
                         20.301575       21.674206          6.76%          21,508         1988
                         ---------------------------------------------------------------------
                         20.512400       20.301575         -1.03%          21,175         1987
                         ---------------------------------------------------------------------
                         18.406923       20.512400         11.44%          19,962         1986
                         ---------------------------------------------------------------------
                         15.655621       18.406923         17.57%          10,849         1985
                         ---------------------------------------------------------------------
                         13.906483       15.655621         12.58%           7,239         1984
----------------------------------------------------------------------------------------------
Nationwide(R)            33.845410       30.700082         -9.29%             657         1994
Bond Fund-NQ             ---------------------------------------------------------------------
                         30.971200       33.845410          9.28%             676         1993
                         ---------------------------------------------------------------------
                         29.061793       30.971200          6.57%             836         1992
                         ---------------------------------------------------------------------
                         25.191682       29.061793         15.36%           1,030         1991
                         ---------------------------------------------------------------------
                         23.585215       25.191682          6.81%           1,070         1990
                         ---------------------------------------------------------------------
                         21.581298       23.585215          9.29%           1,061         1989
                         ---------------------------------------------------------------------
                         20.214557       21.581298          6.76%           1,063         1988
                         ---------------------------------------------------------------------
                         20.424489       20.214557         -1.03%           1,340         1987
                         ---------------------------------------------------------------------
                         18.328041       20.424489         11.44%             717         1986
                         ---------------------------------------------------------------------
                         15.588540       18.328041         17.57%             304         1985
                         ---------------------------------------------------------------------
                         13.846897       15.588540         12.58%             304         1984
----------------------------------------------------------------------------------------------

                                       17

                                  22 of 118

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.


----------------------------------------------------------------------------------------------------
                           ACCUMULATION     ACCUMULATION       PERCENT         NUMBER OF
                            UNIT VALUE       UNIT VALUE       CHANGE IN       ACCUMULATION
                           AT BEGINNING        AT END       ACCUMULATION      UNITS AT END
          FUND              OF PERIOD         OF PERIOD      UNIT VALUE      OF THE PERIOD      YEAR
----------------------------------------------------------------------------------------------------
Nationwide(R)                22.315407         22.850271        2.40%            56,127         1994
Money Market Fund-Q*         -----------------------------------------------------------------------
-Contracts issued before     22.042019         22.315407        1.24%            68,074         1993
December 25, 1982            -----------------------------------------------------------------------
                             21.636991         22.042019        1.87%            92,318         1992
                             -----------------------------------------------------------------------
                             20.752553         21.636991        4.26%           118,625         1991
                             -----------------------------------------------------------------------
                             19.490217         20.752553        6.48%           139,482         1990
                             -----------------------------------------------------------------------
                             18.134311         19.490217        7.48%           143,367         1989
                             -----------------------------------------------------------------------
                             17.153896         18.134311        5.72%           141,139         1988
                             -----------------------------------------------------------------------
                             16.365495         17.153896        4.82%           167,178         1987
                             -----------------------------------------------------------------------
                             15.592616         16.365495        4.96%           170,053         1986
                             -----------------------------------------------------------------------
                             14.634154         15.592616        6.55%           195,495         1985
                             -----------------------------------------------------------------------
                             13.434102         14.634154        8.93%           213,440         1984
----------------------------------------------------------------------------------------------------
Nationwide(R)                22.456439         22.994681        2.40%             1,329         1994
Money Market Fund-NQ*        -----------------------------------------------------------------------
-Contracts issued before     22.181323         22.456439        1.24%             1,335         1993
Decmeber 25, 1982            -----------------------------------------------------------------------
                             21.773734         22.181323        1.87%             2,211         1992
                             -----------------------------------------------------------------------
                             20.883706         21.773734        4.26%             3,526         1991
                             -----------------------------------------------------------------------
                             19.613392         20.883706        6.48%             3,539         1990
                             -----------------------------------------------------------------------
                             18.248916         19.613392        7.48%             4,681         1989
                             -----------------------------------------------------------------------
                             17.262304         18.248916        5.72%             4,923         1988
                             -----------------------------------------------------------------------
                             16.468923         17.262304        4.82%             5,697         1987
                             -----------------------------------------------------------------------
                             15.691157         16.468923        4.96%             6,392         1986
                             -----------------------------------------------------------------------
                             14.726641         15.691157        6.55%             9,046         1985
                             -----------------------------------------------------------------------
                             13.519005         14.726641        8.93%            15,764         1984
----------------------------------------------------------------------------------------------------

* The 7-day yield on the Nationwide Money Market Fund as of December 30, 1994, was 5.65%.


                                       18
                                  23 of 118

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.


----------------------------------------------------------------------------------------------------
                           ACCUMULATION     ACCUMULATION       PERCENT         NUMBER OF
                            UNIT VALUE       UNIT VALUE       CHANGE IN       ACCUMULATION
                           AT BEGINNING        AT END       ACCUMULATION      UNITS AT END
          FUND              OF PERIOD         OF PERIOD      UNIT VALUE      OF THE PERIOD      YEAR
----------------------------------------------------------------------------------------------------
Fidelity                     34.612981        32.589111         -5.85%           47,236         1994
Capital & Income             -----------------------------------------------------------------------
Fund-Q                       28.076548        34.612981         23.28%           59,521         1993
                             -----------------------------------------------------------------------
                             22.214568        28.076548         26.39%           67,342         1992
                             -----------------------------------------------------------------------
                             17.337275        22.214568         28.13%           73,366         1991
                             -----------------------------------------------------------------------
                             18.269034        17.337275         -5.10%          100,081         1990
                             -----------------------------------------------------------------------
                             19.118217        18.269034         -4.44%          181,935         1989
                             -----------------------------------------------------------------------
                             17.209582        19.118217         11.09%          209,084         1988
                             -----------------------------------------------------------------------
                             17.219486        17.209582         -0.06%          222,142         1987
                             -----------------------------------------------------------------------
                             14.790934        17.219486         16.42%          245,592         1986
                             -----------------------------------------------------------------------
                             11.937295        14.790934         23.91%          186,458         1985
                             -----------------------------------------------------------------------
                             10.941999        11.937295         9.10%            85,802         1984
----------------------------------------------------------------------------------------------------
MFS(R) World                 33.728667        31.104159         -7.78%           39,642         1994
Governments                  -----------------------------------------------------------------------
Fund-Q                       28.864451        33.728667         16.85%           45,016         1993
                             -----------------------------------------------------------------------
                             28.856612        28.864451         0.03%            48,580         1992
                             -----------------------------------------------------------------------
                             25.777493        28.856612         11.94%           39,397         1991
                             -----------------------------------------------------------------------
                             22.152081        25.777493         16.37%           44,525         1990
                             -----------------------------------------------------------------------
                             20.902197        22.152081         5.98%            44,572         1989
                             -----------------------------------------------------------------------
                             20.287562        20.902197         3.03%            54,351         1988
                             -----------------------------------------------------------------------
                             16.504183        20.287562         22.92%           69,736         1987
                             -----------------------------------------------------------------------
                             12.845363        16.504183         28.48%           53,614         1986
                             -----------------------------------------------------------------------
                             10.026547        12.845363         28.11%           21,316         1985
                             -----------------------------------------------------------------------
                             9.926953         10.026547         1.00%             8,044         1984
----------------------------------------------------------------------------------------------------
Fidelity Equity-             35.955883        35.576037         -1.06%          306,544         1994
Income Fund-Q                -----------------------------------------------------------------------
                             30.029661        35.955883         19.73%          305,774         1993
                             -----------------------------------------------------------------------
                             26.531856        30.029661         13.18%          285,928         1992
                             -----------------------------------------------------------------------
                             20.772673        26.531856         27.72%          294,858         1991
                             -----------------------------------------------------------------------
                             24.479712        20.772673         -15.14%         330,860         1990
                             -----------------------------------------------------------------------
                             20.898784        24.479712         17.13%          408,022         1989
                             -----------------------------------------------------------------------
                             17.285651        20.898784         20.90%          399,082         1988
                             -----------------------------------------------------------------------
                             17.804841        17.285651         -2.92%          434.996         1987
                             -----------------------------------------------------------------------
                             15.408481        17.804841         15.55%          296,988         1986
                             -----------------------------------------------------------------------
                             12.482893        15.408481         23.44%          167,305         1985
                             -----------------------------------------------------------------------
                             11.442838        12.482893         9.09%            78,085         1984
----------------------------------------------------------------------------------------------------


                                       19
                                  24 of 118

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

---------------------------------------------------------------------------------------------------
                           ACCUMULATION     ACCUMULATION       PERCENT         NUMBER OF
                            UNIT VALUE       UNIT VALUE       CHANGE IN       ACCUMULATION
                           AT BEGINNING        AT END       ACCUMULATION      UNITS AT END
          FUND              OF PERIOD         OF PERIOD      UNIT VALUE      OF THE PERIOD     YEAR
---------------------------------------------------------------------------------------------------
Twentieth Century           39.197771         38.113717        -2.77%           324,141        1994
Growth Investors-Q          -----------------------------------------------------------------------
                            38.275689         39.197771         2.41%           335,369        1993
                            -----------------------------------------------------------------------
                            40.518750         38.275689        -5.54%           404,811        1992
                            -----------------------------------------------------------------------
                            24.287059         40.518750        66.83%           410,440        1991
                            -----------------------------------------------------------------------
                            25.592676         24.287059        -5.10%           401,940        1990
                            -----------------------------------------------------------------------
                            18.114515         25.592676        41.28%           428,017        1989
                            -----------------------------------------------------------------------
                            17.866465         18.114515         1.39%           470,808        1988
                            -----------------------------------------------------------------------
                            16.040713         17.866465        11.38%           564,503        1987
                            -----------------------------------------------------------------------
                            13.641819         16.040713        17.58%           754,611        1986
                            -----------------------------------------------------------------------
                            10.317997         13.641819        32.21%           880,137        1985
                            -----------------------------------------------------------------------
                            11.776821         10.317997       -12.39%           938,102        1984
---------------------------------------------------------------------------------------------------
Nationwide(R)               17.721943         18.146709         2.40%           326,464        1994
Money Market Fund-Q*        -----------------------------------------------------------------------
For Contracts issued        17.504831         17.721943         1.24%           294,859        1993
on or after                 -----------------------------------------------------------------------
December 25, 1982           17.183173         17.504831         1.87%           303,845        1992
                            -----------------------------------------------------------------------
                            16.480790         17.183173         4.26%           450,748        1991
                            -----------------------------------------------------------------------
                            15.478296         16.480790         6.48%           548,549        1990
                            -----------------------------------------------------------------------
                            14.401492         15.478296         7.48%           568,349        1989
                            -----------------------------------------------------------------------
                            13.622887         14.401492         5.72%           731,284        1988
                            -----------------------------------------------------------------------
                            12.996777         13.622887         4.82%           798,771        1987
                            -----------------------------------------------------------------------
                            12.382985         12.996777         4.96%           292,431        1986
                            -----------------------------------------------------------------------
                            11.621822         12.382985         6.55%           188,214        1985
                            -----------------------------------------------------------------------
                            10.668791         11.621822         8.93%           198,730        1984
---------------------------------------------------------------------------------------------------
Twentieth Century           19.087872         18.748399        -1.78%           183,649        1994
U.S. Governments            -----------------------------------------------------------------------
Short-Term Q                18.563845         19.087872         2.82%           182,484        1993
                            -----------------------------------------------------------------------
                            18.018283         18.563845         3.03%           177,970        1992
                            -----------------------------------------------------------------------
                            16.352445         18.018283        10.19%           191,264        1991
                            -----------------------------------------------------------------------
                            15.400806         16.352445         6.18%           188,328        1990
                            -----------------------------------------------------------------------
                            14.188398         15.400806         8.55%           224,117        1989
                            -----------------------------------------------------------------------
                            13.608723         14.188398         4.26%           252,401        1988
                            -----------------------------------------------------------------------
                            13.278840         13.608723         2.48%           215,842        1987
                            -----------------------------------------------------------------------
                            12.240182         13.278840         8.49%           100,711        1986
                            -----------------------------------------------------------------------
                            10.975550         12.240182        11.52%            26,196        1985
                            -----------------------------------------------------------------------
                            10.000000         10.975550         9.76%             6,244        1984
---------------------------------------------------------------------------------------------------
Fidelity VIP-               16.739460         16.267017        -2.82%            34,151        1994
High Income                 -----------------------------------------------------------------------
Portfolio                   14.073333         16.739460        18.94%            62,931        1993
                            -----------------------------------------------------------------------
                            11.587552         14.073333        21.45%            42,842        1992
                            -----------------------------------------------------------------------
                            10.000000         11.587552        15.88%            10,365        1991
---------------------------------------------------------------------------------------------------

* The 7-day yield on the Nationwide Money Market Fund as of December 30, 1994 was 5.65%.
                                       20
                                  25 of 118

                       NATIONWIDE LIFE INSURANCE COMPANY

        The Company is a stock life insurance company organized under the laws of the State of Ohio in March 1929. The Company is a member of the Nationwide Insurance Enterprise, with its home office at One Nationwide Plaza, Columbus, Ohio 43216-6609. The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in the District of Columbia, Puerto Rico, and in all states.

       The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard and Poor's, and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings in sales literature from time to time.

                              THE VARIABLE ACCOUNT

       The Variable Account was established by the Company on March 3, 1976, pursuant to the provisions of Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

       The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses, whether or not realized, from the assets of the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

       Purchase payments are allocated within the Variable Account among one or more sub-accounts made up of shares in the underlying Mutual Fund option(s) designated by the Contract Owner. There are two sub-accounts within the Variable Account for each of the underlying Mutual Fund options which may be designated by the Contract Owner under Contracts issued prior to December 25, 1982. One such sub-account contains the underlying Mutual Fund shares attributable to Accumulation Units under Qualified Contracts and one such sub-account contains the underlying Mutual Fund shares attributable to Accumulation Units under Non-Qualified Contracts. Beginning December 25, 1982, only Qualified Contracts are issued pursuant to this Variable Account.

UNDERLYING MUTUAL FUND OPTIONS

       Contract Owners may choose from among a number of different underlying Mutual Fund Options (see Appendix B which contains a summary of investment objectives for each underlying Mutual Fund option). More detailed information may be found in the current prospectus for each underlying Mutual Fund option offered. Such a prospectus for the underlying Mutual Fund option(s) being considered must accompany this Prospectus and should be read in conjunction herewith. You can obtain a copy of each prospectus without charge from Nationwide Life Insurance Company by calling 1-800-848-6331, TDD 1-800-238-3035 or writing P.O. Box 16609, Columbus, Ohio 43216-6609.
                                       21

                                  26 of 118

       The underlying Mutual Fund options may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although the Company does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Mutual Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Contract Owners and those of other companies, or some other reason. In the event of conflict, the Company will take any steps necessary to protect the Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying Mutual Fund or Mutual Funds which are involved in the conflict.

VOTING RIGHTS

       Voting rights under the Contracts apply ONLY with respect to purchase payments or accumulated amounts allocated to the Variable Account.

       In accordance with its view of present applicable law, the Company will vote the shares of the underlying Mutual Fund options held in the Variable Account at regular and special meetings of the shareholders of the underlying Mutual Funds in accordance with instructions received from persons whose Contract Value is measured by Accumulation Units in the Variable Account. However, if the Investment Company Act of 1940 or any Regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the underlying Mutual Funds in its own right, it may elect to do so.

       The person having the voting interest under a Contract shall be the Contract Owner. The number of shares held in the Variable Account which is attributable to each Contract Owner is determined by dividing the Contract Owner's interest in the Variable Account by the net asset value of the applicable share of the underlying Mutual Funds.

       The number of shares held in the Variable Account which is attributable to each Contract is determined by dividing the reserve for such Contract by the net asset value of one share.

       The number of shares which a person has the right to vote will be determined as of the date to be chosen by the Company not more than 90 days prior to the meeting of the underlying Mutual Fund and voting instructions will be solicited by written communication at least 21 days prior to such meeting.

       Underlying Mutual Fund shares held in the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all Contracts participating in the Variable Account.

       Each person having the voting interest in the Variable Account will receive periodic reports relating to the underlying Mutual Fund, proxy material and a form with which to give such voting instructions with respect to the proportion of the underlying Mutual Fund shares held in the Variable Account corresponding to their interest in the Variable Account.
                                       22

                                  27 of 118

       VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS

MORTALITY RISK CHARGE

       The Company assumes a "mortality risk" that variable annuity payments will not be affected by the death rates of persons receiving such payments or of the general population by virtue of annuity rates incorporated in the Contract which cannot be changed.

       For assuming this mortality risk, the Company deducts a Mortality Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal on an annual rate of 0.80% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

EXPENSE RISK CHARGE

       The Company will not increase charges for administration of the Contracts regardless of its actual expenses. For assuming this expense risk, the Company assesses an Expense Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal on an annual rate of 0.45% (0.50% for Contracts issued prior to January 1, 1993) of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

CONTINGENT DEFERRED SALES CHARGE

       No deduction for a sales charge is made from the purchase payments for these Contracts. However, the Contingent Deferred Sales Charge, referred to below, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company attempts to recover its distribution costs relating to the sale of the Contracts from the Contingent Deferred Sales Charge. Any shortfall will be made up from the General Account of the Company, which may indirectly include portions of the Mortality and Expense Risk Charges since the Company expects to generate a profit through these charges. Gross Distribution Allowances which maybe paid on the sale of these Contracts are not more than 5.25% of the purchase payments.

       If part or all of the Contract Value is surrendered, a Contingent Deferred Sales Charge will be made by the Company. For purposes of the Contingent Deferred Sales Charge, surrenders under a Contract come first from the purchase payments which have been on deposit under the Contract for the longest time period. (For tax purposes, a surrender is treated as a withdrawal of earnings first.)

                FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993

       For Contracts issued on or after January 1, 1993, the Contingent Deferred Sales Charge will apply in the amounts set forth below. In no event will any Contingent Deferred Sales Charge be made against any values which have been held under the Contract for at least 84 months, or to commencement of an annuity payout under Contracts which have been in effect for at least two years or upon the death of the Designated Annuitant.
                                       23
                                  28 of 118

    NUMBER OF COMPLETED          CONTINGENT DEFERRED         NUMBER OF COMPLETED         CONTINGENT DEFERRED
     YEARS FROM DATE OF             SALES CHARGE             YEARS FROM DATE OF             SALES CHARGE
      PURCHASE PAYMENT               PERCENTAGE               PURCHASE PAYMENT               PERCENTAGE
             0                           7%                           4                          3%
             1                           6%                           5                          2%
             2                           5%                           6                          1%
             3                           4%                           7                          0%

       Starting with the second year after a purchase payment has been made under the Contract, 10% of that purchase payment may be withdrawn each year without imposition of the Contingent Deferred Sales Charge. This free withdrawal privilege is non-cumulative and will not exceed 10% of the purchase payment in any year. Under current Company administrative practice, Contingent Deferred Sales Charge is waived for first-year withdrawals of up to 10% of premium on IRA rollover contracts or for distributions required for the Contract to meet minimum distribution rules. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Qualified Plan. No sales charges are deducted on redemption proceeds that are transferred to the Fixed Account option of this annuity.
                  FOR CONTRACTS ISSUED BEFORE JANUARY 1, 1993

       For Contracts issued before January 1, 1993 a Contingent Deferred Sales Charge will be made by the Company equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered. In no event will any Contingent Deferred Sales Charge be made against any values which have been held under the Contract for at least 96 months. The Contract Owner may request certain partial surrenders of Contract Values for which no Contingent Deferred Sales Charge will be assessed, as set forth on the following page:

(a) For all purchase payments made after January 30, 1981, the Contract Owner may, after the first year from the date of each such purchase payment, withdraw without a Contingent Deferred Sales Charge, up to 5% of that purchase payment for each year that the purchase payment has remained on deposit (less the amount of such purchase payment previously surrendered free of charge).

(b) For Contracts issued prior to August 4, 1981, starting with the third Contract year, the Company will waive the Contingent Deferred Sales Charge on surrendered amounts equal on a cumulative basis to 10% of purchase payments made under the Contract within 96 months immediately prior to the Valuation Period during which the request for surrender is received by the Company. Once surrenders equal to 10% of cumulative purchase payments made within such 96-month period have been made, the Contingent Deferred Sales Charge will apply to all amounts surrendered in excess thereof.

       For Contracts issued prior to August 4, 1981, the amount which may be surrendered at any time without charge is the greater of the amounts determined under (a) and (b) above. No sales charges are deducted on redemption proceeds that are transferred to the Fixed Account option of this annuity.
                                       24


                                  29 of 118

ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

       For Qualified Contracts the Company will waive the Contingent Deferred Sales Charge when:

       A. the Plan Participant experiences a case of hardship (as defined for purposes of Code Section 401(k));

       B.     the Plan Participant becomes disabled (within the meaning of Code
              Section 72(m)(7));

       C. the Plan Participant attains age 59-1/2 and has participated in the Contract for at least 5 years, as determined from the Contract Anniversary date;

       D. the Plan Participant has participated in the Contract for at least 15 years as determined from the Contract Anniversary date;

       E.     the Plan Participant dies; or

       F.     the Plan Participant annuitizes after 2 years in the Contract.

       For Individual Retirement Annuities and Non-Qualified Contracts other than SEP-IRA Contracts, the Company will waive the Contingent Deferred Sales Charge when:

       A.     the Designated Annuitant dies; or

       B.     the Contract Owner annuitizes after 2 years in the Contract.

       For Contracts issued prior to December 25, 1982, the Contingent Deferred Sales Charges will be eliminated on amounts derived from redemption of Mutual Fund shares of Nationwide Investing Foundation's Nationwide Fund, Nationwide Growth Fund, Nationwide Bond Fund or Nationwide Money Market Fund, where such proceeds are applied to the purchase of Contracts described in this Prospectus within 60 days after the issuance of such proceeds.

       When a Contract described in this Prospectus is exchanged for another Contract issued by the Company, of the type and class which the Company determined is eligible for such exchange, the Company will waive the Contingent Deferred Sales Charge on the first Contract.

       In no event will elimination of Contingent Deferred Sales Charges be permitted where such elimination will be unfairly discriminatory to any person, or where it is prohibited by law.

CONTRACT MAINTENANCE AND ADMINISTRATION CHARGE

       Each year on the Contract Anniversary, the Company deducts an annual Contract Maintenance Charge of $30 from the Contract Value to reimburse it for administrative expenses relating to the issuance and maintenance of the Contract. For Qualified Contracts established on or after January 1, 1993, the Contract Maintenance Charge varies from $30 to $0. Variances are based on internal underwriting guidelines which can result in reductions of charges in incremental amounts of $5. Underwriting considerations include the size of the group, the average participant account balance transferred to the Company, if any, and administrative savings. The Contract Maintenance Charge will be allocated between the Fixed Account and Variable Account in the same percentages as the purchase payment investment allocations are to the Fixed Account and Variable Account. The Company also assesses an Administration Charge equal on an annual basis to 0.05% of the daily net



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asset value of the Variable Account, for Contracts issued on or after January 1,
1993. The deduction of the Administration Charge is made from each sub-account in the same proportion that the Contract Value in each sub-account bears to the total Contract Value in the Variable Account. These charges are designed only to reimburse the Company for administrative expenses, the Company does not expect to recover from these charges any amount in excess of accumulated expenses. In any Contract Year when a Contract is surrendered for its full value on other than the Contract Anniversary, the Contract Maintenance Charge will be deducted at the time of such surrender. The amount of the Contract Maintenance Charge may not be increased by the Company. In no event will reduction or elimination of the Contract Maintenance Charge be permitted where such reduction or elimination will be unfairly discriminatory to any person, or where it is prohibited by state law.

PREMIUM TAXES

       The Company will charge against the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon purchase payments received by the Company. To the best of the Company's present knowledge, premium taxes currently imposed by certain jurisdictions range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax expense will be determined by the Company at its sole discretion and in compliance with applicable state law. The Company currently deducts such charges from a Contract Owner's Contract Value either: (1) at the time the Contract is surrendered, (2) at annuitization, or (3) in those states which require, at the time purchase payments are made to the Contract.

EXPENSES OF VARIABLE ACCOUNT

       Deductions from and expenses paid out of the assets of the underlying Mutual Fund options are described in each of the underlying Mutual Funds' prospectuses. The Company deducts from the assets of the Variable Account the types of expenses covered by the charges described above. These total expenses for the fiscal year ended December 30, 1994, were 1.54% of average net assets.

INVESTMENTS OF THE VARIABLE ACCOUNT

        At the time of purchase each Contract Owner elects to have purchase payments attributable to his or her participation in the Variable Account allocated among one or more of the sub-accounts which consist of shares in the underlying Mutual Funds. Shares of the respective underlying Mutual Fund option(s) specified by the Contract Owner are purchased at net asset value for the respective sub-account(s) and converted into Accumulation Units. The Contract Owner designates the underlying Mutual Fund(s) to which he or she desires to have purchase payments allocated. Such election is subject to any minimum purchase payments limitations which may be imposed by the underlying Mutual Fund(s) designated. The election as to allocation of purchase payments or as to transfers of the Contract Value from one sub-account to another may be changed by the Contract Owner pursuant to such terms and conditions applicable to such transactions as may be imposed by each of the underlying Mutual Fund options, in addition to those set forth in the Contracts.

RIGHT TO REVOKE

       The Contract Owner may revoke the Contract at any time between the date of Application and the date 10 days after receipt of the Contract and receive a refund of the Contract Value unless



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otherwise required by state and/or federal law. All Individual Retirement
Annuity refunds will be return of purchase payments. In order to revoke the Contract it must be mailed or delivered to the home office of the Company at the mailing address shown on page 1 of this Prospectus. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the home office of the Company at the mailing address shown on page 1 of this Prospectus.

       The liability of the Variable Account under this provision is limited to the Contract Value in each sub-account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

TRANSFERS

       The Owner may request a transfer of up to 100% of the Contract Value from the Variable Account to the Fixed Account. No penalty shall be assessed with respect to any such transfer. All amounts transferred to the Fixed Account must remain on deposit in the Fixed Account until the expiration of the Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter during which the one year anniversary of the allocation to the Fixed Account occurs. The Owner's value in each sub-account will be determined as of the date the transfer request is received in the home office in good order. The Company reserves the right to restrict transfers from the Variable Account to the Fixed Account to 25% of the Contract Value for any 12 month period.

       The Owner may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account from the Fixed Account to the Variable Account. The maximum percentage that may be transferred from the Fixed Account to the Variable Account will be determined by the Company, at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The specific percentage will be declared upon the expiration date of the guaranteed period. Transfers from the Fixed Account must be made within 45 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

       Transfers from the Fixed Account may not be made prior to the first Contract Anniversary. Transfers must also be made prior to the Annuitization Date.

       Transfers among the sub-accounts may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without their having to elect the privilege. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security number, and/or personal identification number; tape recording all telephone transactions; and providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record. The Company will not be liable for following instructions communicated by telephone

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which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Contract Owner. The Company may withdraw the telephone exchange privilege upon 30 days' written notice to Contract Owners.

ASSIGNMENT

       Where permitted, the Contract Owner may assign the Contract at any time during the lifetime of the Designated Annuitant. Such assignment will take effect upon receipt by the Company of a written notice thereof executed by the Contract Owner. The Company assumes no responsibility for the validity or sufficiency of any assignment. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of the assignment. Qualified Contracts may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed by applicable law.

       If this contract is a Non-Qualified Contract, any portion of Contract Value attributable to purchase payments made after August 13, 1982, which is pledged or assigned after August 13, 1982, shall be treated as a distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Contract, for the taxable year in which assigned or pledged. In addition, any Contract Value assigned would, under certain conditions, be subject to a tax penalty equal to 10% of the amount which is included in gross income. Individual Retirement Annuities, Individual Retirement Accounts and Tax Sheltered Annuities are not eligible for assignment.

LOAN PRIVILEGE

       Prior to the Annuitization Date, the Owner of a Qualified Contract or Tax Sheltered Annuity may receive a loan from their Contract Value, subject to the terms of the Contract, the Plan, and the Internal Revenue Code ("Code"), which imposes restrictions on loans. Individual Retirement Annuities, Individual Retirement Accounts and SEP-IRA accounts and Non-Qualified Contracts are not eligible for loans.

       Loans from Qualified Contracts or Tax Sheltered Annuities are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated above.

       For salary reduction Tax Sheltered Annuities, loans may only be secured by the Contract Value. For loans from Qualified Contracts and other Tax Sheltered Annuities, the Company reserves the right to limit a loan to 50% of the Contract Value subject to the acceptance by the Contract Owner of the Company's loan agreement. Where permitted, the Company may require other named collateral where the loan, from a Contract exceeds 50% of the Contract Value.


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       All loans are made from a collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. Unless instructed to the contrary by the Contract Owner, the Company will first transfer to the Fixed Account the Variable Account units from the Contract Owner's investment options in proportion to the assets in each option until the required balance is reached or all such variable units are exhausted. The remaining required collateral will next be transferred from the Fixed Account. No withdrawal charges are deducted at the time of the loan, or on the transfer from the Variable Account to the Fixed Account.

       Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance shall be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than (3.0%). Specific loan terms are disclosed at the time of loan application or loan issuance.

       Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be allocated between the Fixed and Variable Accounts in the same proportion as when the loan was made.

       If the Contract is surrendered while the loan is outstanding, the surrender value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in Section 1035 of the Internal Revenue Code.

       If a loan payment is not made when due, interest will continue to accrue. The defaulted payment plus accrued interest will be deducted from any future Distribution under the Contract and paid to the Company. Any loan payment which is not made when due, plus interest will be treated as a Distribution, as permitted by law, may be taxable to the borrower, and may be subject to the early withdrawal tax penalty.

       Loans may also be limited or controlled by the provisions of the employer's plan.

       Loan repayments must be identified as such or else they will be treated as purchase payments, and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the term or procedures of the loan in the event of a change in the laws or regulations relating to the treatment of loans. The Company also reserves the right to assess a loan processing fee.

BENEFICIARY PROVISIONS

       Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary from time to time during the lifetime of the Designated Annuitant or Annuitant, by written notice to the

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Company. The change will, upon receipt by the Company at its home office, take effect as of the time the written notice was signed, whether or not the Designated Annuitant or the Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

       Unless otherwise provided in the Contract or in an effective change of Beneficiary designation, all rights and interests of any Beneficiary predeceasing the Designated Annuitant or the Annuitant shall vest in the Contingent Beneficiary if designated. If a Contingent Beneficiary is not designated or predeceases the Beneficiary, all rights and interests of the Beneficiary will vest in the Contract Owner or the Contract Owner's estate.

       The Beneficiary will be the designated person or persons who survive the Designated Annuitant, and if more than one survive, they will share equally unless otherwise specified in the Beneficiary designation. In the event that the Beneficiary dies before the Designated Annuitant or Annuitant, the Contingent Beneficiary will become the Beneficiary.

OWNERSHIP PROVISIONS

       Unless otherwise provided, the Contract Owner has all rights under the Contract. IF THE PURCHASER NAMES SOMEONE OTHER THAN HIMSELF OR HERSELF AS OWNER, THE PURCHASER WILL HAVE NO RIGHTS UNDER THE CONTRACT. The Annuitant may become the Contract Owner on and after the Annuitization Date subject to the terms elected at Annuitization. If the Owner dies prior to the Annuitization Date, Contract ownership will be determined in accordance with the "Death of Contract Owner" provision. If the Designated Annuitant does not survive the Contract Owner or if the Designated Annuitant and the Owner are the same person, Contract ownership will be determined in accordance with the "Death Benefit At Death Of Designated Annuitant Prior To The Annuitization Date" provision. After the Annuitization Date ownership will be determined based on the Annuity Payment Option selected. Ownership rights under this Contract may be restricted under the provisions of the retirement or deferred compensation plan under which this Contract may be issued.

       Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner at any time, but such change may be subject to state and federal gift taxes and may be treated as an assignment for federal income tax purposes. Such an assignment would result in a deemed distribution of the value of the Contract. Any new choice of Contract Owner will automatically revoke any prior choice of Contract Owner. Any request for change must be: (1) made in writing; and (2) received by the Company at its home office. A request for change of Contract Owner must be a "Proper Written Application" and may include a signature guarantee as specified in the "Surrender" section. The change will become effective as of the date the written request is signed. A new choice of Contract Owner will not apply to any payment made or action taken by the Company prior to the time it was received.

       A change in the Designated Annuitant will have the following conditions:
(1) request for such change must be made by the Contract Owner; (2) request must be made in writing on a form acceptable to the Company; (3) request must be signed by the Contract Owner; and (4) such change is subject to underwriting and approval by the Company.


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SUBSTITUTION OF SECURITIES

       If the shares of the underlying Mutual Fund options described in this prospectus should no longer be available for investment by the Variable Account or, if in the judgment of the Company's management, further investment in such underlying Mutual Fund shares should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another underlying Mutual Fund for underlying Mutual Fund shares already purchased or to be purchased in the future by purchase payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it may impose.

CONTRACT OWNER INQUIRIES

       Contract Owner inquiries may be directed to Nationwide Life Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331, TDD 1-800-238-3035.

                    ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT

       At the Annuitization Date the Variable Account Contract Value is applied to the Annuity Payment Option elected in accordance with the Annuity Table in the Contract.

       Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The dollar amount of the first annuity payment determined as above is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

VALUE OF AN ANNUITY UNIT

       The value of an Annuity Unit was arbitrarily set initially at $10 when the first underlying Mutual Fund shares were purchased. The value of an Annuity Unit for a sub-account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Annuity Tables contained in the Contracts (See "Net Investment Factor").

ASSUMED INVESTMENT RATE

       A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment rate is at the annual rate of 3.5%, the annuity payments will be level.


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FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

       Annuity payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Payment Option is less than $500, the Company shall have the right to pay such amount in one lump sum in lieu of the payments otherwise provided for. In addition, if the payments provided for would be or become less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20.

ANNUITY COMMENCEMENT DATE

       The Contract Owner selects an Annuity Commencement Date at the time of Application. Such date must be the first day of a calendar month and must be at least 2 years after the Date of Issue. In the event the Contract is issued subject to the terms of a Qualified Plan, Annuitization may occur during the first 2 years subject to approval by the Company.

CHANGE IN ANNUITY COMMENCEMENT DATE

       The Contract Owner may, upon prior written notice to the Company, change the Annuity Commencement Date. The date to which such a change may be made shall be the first day of a calendar month.

       If the Contract Owner requests in writing (see "Ownership Provisions"), and the Company approves the request, the Annuity Commencement Date may be deferred. No further changes in the Designated Annuitant will be permitted under the Contract. The amount of the Death Benefit will be limited to the Contract Value if the Annuity Commencement Date is postponed beyond the first day of the calendar month after the Designated Annuitant's 75th birthday or such other Annuity Commencement Date provided under the Contract Owner's Qualified Plan.

CHANGE IN FORM OF ANNUITY

       The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the Annuity Payment Options.

ANNUITY PAYMENT OPTION

       Any of the following Annuity Payment Option may be elected:

       Option 1-Life Annuity-An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. IT WOULD BE POSSIBLE UNDER THIS OPTION FOR THE ANNUITANT TO RECEIVE ONLY ONE ANNUITY PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT DATE, TWO ANNUITY PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT DATE, AND SO ON.

       Option 2-Joint and Last Survivor Annuity-An annuity payable monthly during the joint lifetimes of the Annuitant and designated second person and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH


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       OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS
       RECEIVED.

       Option 3-Life Annuity With 120 or 240 Monthly Payments Guaranteed-An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if at the death of the Annuitant payments have been made for fewer than 120 or 240 months, as selected, payments will be made as follows:

       (1) If an Annuitant is payee, any guaranteed annuity payments will be continued during the remainder of the selected period to the Beneficiary or the Beneficiary may, at any time, elect to have the present value of the guaranteed number of annuity payments remaining paid in a lump sum as specified in section ( 2) below.

       (2) If a Beneficiary is payee, the present value, computed as of the date on which notice of death is received by the Company at its home office, of the guaranteed number of annuity payments remaining after receipt of such notice and to which the deceased would have been entitled had he or she not died, computed at the Assumed Investment Rate effective in determining the Annuity Tables, shall be paid in a lump sum.

       Some of the stated Annuity Options may not be available in all states. The Owner may request an alternative non-guaranteed option by giving notice in writing prior to annuitization. If such a request is approved by the Company, it will be permitted under the Contract.

       If the Owner of a Non-Qualified Contract fails to elect an Annuity Payment Option Form, the Contract Value will continue to accumulate. Qualified Plan Contracts, Individual Retirement Annuities or Tax Sheltered Annuities are subject to the minimum distribution requirements set forth in the Plan, Contract, or the Internal Revenue Code.

DEATH OF CONTRACT OWNER

A. For Non-Qualified Contracts issued on or after January 19, 1985, in the event the Contract Owner dies, the following rules will apply:

(1) In the event the Contract Owner dies prior to the Annuitization Date, the entire interest in the contract, less any applicable deductions (which may include a Contingent Deferred Sales Charge), must be distributed within 5 years. Such distribution will be paid to the Designated Annuitant unless the Owner has named a Contingent Owner or estate to receive the distribution. In the alternative, the Designated Annuitant or Contingent Owner (where one is named) may elect to receive distribution in the form of a life annuity or an annuity for a period certain not exceeding the Designated Annuitant's (Contingent Owner's) life expectancy and such annuity must begin within one year following the date of the Contract Owner's death. In the event the Designated Annuitant or Contingent Owner is the Contract Owner's spouse, the Contract may be continued by such Designated Annuitant or Contingent Owner, treating the spouse as the Contract Owner. In the event the Designated Annuitant does not survive the Contract Owner, or if the Designated Annuitant and the Contract Owner are the same person, a distribution will be made in accordance with the "Death Benefit At Death of Designated Annuitant Prior To The Annuitization Date" below provided, however, that all distributions made as a result of the death


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       of the Contract Owner shall be made within the time limits set forth in this paragraph. If the Contract Owner and the Designated Annuitant are not the same, no Death Benefit is payable upon the death of the Contract Owner.

(2) In the event the Contract Owner/Annuitant dies on or after the Annuitization Date, distribution, if any, must be made to the Beneficiary at least as rapidly as under the method of distribution being used as of the date of the Contract Owner/Annuitant's death.

       In the event the Contract Owner is not an individual, the death of the Designated Annuitant (or a change of the Designated Annuitant) will result in a distribution pursuant to paragraph (1) above, regardless of whether or not a Contingent Designated Annuitant has been named.

B. Contracts issued in connection with Qualified Contracts, Individual Retirement Annuities, Individual Retirement Accounts or Tax Sheltered Annuities will be subject to specific rules, set forth in the Plan, Contract, or Internal Revenue Code concerning distributions upon the death of the Owner/Designated Annuitant (see the "Required Distribution for Qualified Plans or Tax Sheltered Annuities" provision).

DEATH BENEFIT AT DEATH OF DESIGNATED ANNUITANT PRIOR TO THE ANNUITIZATION DATE

       The Death Benefit is payable to the Beneficiary unless, the Owner has named a Contingent Designated Annuitant. In such case, the Death Benefit is payable to the Beneficiary upon the death of the last survivor of the Designated Annuitant and Contingent Designated Annuitant. The value of the Death Benefit will be determined as of the Valuation Date coincident with or next following the date the Company receives both (1) due proof of death and (2) an election for (a) a single sum payment or (b) Annuity Payment Option.

       If a single sum settlement is requested, payment will be made in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is desired, election may be made by the Beneficiary during the 90-day period commencing with the date written notice is received by the Company. If no election has been made by the end of such 90-day period, the Death Benefit will be paid to the Beneficiary in a single sum. The amount of the Death Benefit will be the greater of (i) the sum of all purchase payments, less any amounts surrendered, or (ii) the Contract Value.

       If the Contract Owner has (1) requested an Annuity Commencement Date later than the first day of the calendar month after the Designated Annuitant's 75th birthday; (2) the Company has approved the request; and (3) the Designated Annuitant dies after his or her 75th birthday; the dollar amount of the Death Benefit will be equal to the Contract Value.

       If the Contract Owner is not a natural person, the death of the Annuitant (or a change of the Annuitant) will be treated like a death of the Contract Owner and will result in a distribution pursuant to the first paragraph in the "Death of the Contract Owner" provision, regardless of whether a Contingent Annuitant has also been named. If the Contract Owner is not an individual, the death of the Annuitant (or a change in the Annuitant) will be treated like a death of the Contract Owner for purposes of the "Death of Contract Owner" provision, and will result in a distribution of either:

       (a) the Death Benefit described above (if there is no Contingent Annuitant), or

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       (b)    the benefit described in the "Death of Contract Owner" provision
              (in all other cases), except that in the event of a change of Annuitant, the benefit will be paid to the Contract Owner if the Annuitant is living, or to the Beneficiary upon the death of the Annuitant prior to the expiration of the period described in the "Death of Contract Owner" provision.

DEATH BENEFIT AFTER THE ANNUITIZATION DATE

       If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS OR TAX SHELTERED ANNUITIES

       The entire interest of an Annuitant under a Qualified Contract or Tax Sheltered Annuity will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of Section 401(a)(9) of the Internal Revenue Code and regulations thereunder, as applicable, and will be paid, notwithstanding anything else contained herein, to the Owner/Annuitant under the Annuity Payments Options selected, over a period not exceeding:

       A. the life of the Owner/Annuitant or the lives of the Owner/Annuitant and the Owner/Annuitant's designated Beneficiary; or

       B. a period not extending beyond the life expectancy of the Owner/Annuitant or the life expectancy of the Owner/Annuitant and the Owner/Annuitant's designated Beneficiary.

       If the Owner/Annuitant's entire interest is to be distributed in equal or substantially equal payments over a period described in A or B, such payments will commence not later than the first day of April following the calendar year in which the Owner/Annuitant attains age 70-1/2 (the Required Beginning Date). In the case of a governmental plan or church plan (as defined in Code Section 401(a)(9)(C)), the Required Beginning Date will be the later of the dates determined under the preceding sentence or April 1 of the calendar year following the calendar year in which the Annuitant retires.

       If the Owner dies prior to the commencement of his or her distribution, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the calendar year during which the fifth anniversary of his or her death occurs unless:

(a) In the case of a Tax Sheltered Annuity, the Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

       (i) treat the annuity as a Tax Sheltered Annuity established for his or her benefit; or

       (ii) receive distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which you would have attained age 70-1/2; or

(b) In the case of a Tax Sheltered Annuity or a Qualified Contract, the Owner names a Beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life

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
       expectancy) commencing not later than December 31 of the year following the year in which you die.

       If the Owner dies after distribution has commenced, distribution must continue at least as rapidly as under the schedule being used prior to his or her death.

       Payments commencing on the Required Beginning Date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Owner/Annuitant by the life expectancy of the Owner/Annuitant, or the joint and last survivor expectancy of the Owner/Annuitant and the Owner/Annuitant's Designated Beneficiary (whichever is applicable under the applicable Minimum Distribution or MDIB provisions). Life expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES AND INDIVIDUAL RETIREMENT ACCOUNTS

       Distribution from an Individual Retirement Annuity or Individual Retirement Account must begin not later than April 1 of the calendar year following the calendar year in which you attain age 70-1/2. Distribution may be accepted in a lump sum or in nearly equal payments over: (a) the Owner's life or the lives of the Owner and his or her spouse or Designated Beneficiary, or (b) a period not extending beyond your life expectancy or the life expectancy of the Owner and his or her spouse or designated Beneficiary.

       If the Owner dies prior to the commencement of distributions, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the calendar year during which the fifth anniversary of your death occurs unless:

(a) The Owner has named his or her surviving spouse as the Beneficiary and such spouse elects to:

       (i) treat the annuity as an Individual Retirement Annuity established for his or her benefit; or

       (ii) receive distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which you would have attained age 70-1/2; or

(b) The Owner has named a Beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which you die.

       If the Owner dies after distribution has commenced, distribution must continue at least as rapidly as under the schedule being used prior to your death, except to the extent that a surviving spouse beneficiary may elect to treat the Contract as his or her own, in the same manner as is described in section (a)(i) above.

       If the amounts distributed to you do not satisfy the distribution rules mentioned above, a penalty tax of 50% is levied on the amount that should have been distributed for that year.

       A pro-rata portion of all distributions will be included in the gross income of the person receiving the distribution and taxed at ordinary income tax rates. The portion of the distribution which is taxable


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is based on the ratio between the amount by which non-deductible contributions exceed prior non-taxable distributions and total account balances at the time of the distribution. The Owner must annually report to the Internal Revenue Service the amount of non-deductible contributions, the amount of any distribution, the amount by which non-deductible contributions for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities and Individual Retirement Accounts.

       Individual Retirement Annuity and Individual Retirement Account distributions will not receive the benefit of the tax treatment of a lump sum distribution from a Qualified Plan. If the Owner dies prior to the time distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.

GENERATION-SKIPPING TRANSFERS

       The Company may be required to determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Internal Revenue Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, such payment will be reduced by any tax the Company is required to pay by Section 2603 of the Internal Revenue Code.

       A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Contract Owner.

                              GENERAL INFORMATION

CONTRACT OWNER SERVICES

       ASSET REBALANCING-The Contract Owner may direct the automatic reallocation of contract values to the underlying Mutual Fund options on a predetermined percentage basis every three months. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, the Asset Rebalancing exchange will occur on the last business day before that day. Asset Rebalancing will not affect future allocations of purchase payments. An Asset Rebalancing request must be in writing on a form provided by the Company.

       Contracts issued to a Qualified Plan or a Tax Sheltered Annuity Plan as defined by the Internal Revenue Code may have superseding plan restrictions with regard to the frequency of fund exchanges and underlying Mutual Fund options. The Contract Owner may want to contact a financial adviser in order to discuss a specific contract.

       The Company reserves the right to discontinue offering Asset Rebalancing upon 30 days' written notice to the Contract Owners, however, any such discontinuation would not affect Asset Rebalancing programs which have already commenced. The Company also reserves the right to assess a processing fee for this service.

       DOLLAR COST AVERAGING-The Contract Owner may direct the Company to automatically transfer from the Money Market sub-account or the Fixed Account to any other sub-account within the Variable Account on a monthly basis. This service is intended to allow the Contract Owner to utilize Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time.


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

The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss in a declining market. To qualify for Dollar Cost Averaging, there must be a minimum total Contract Value of $15,000. Transfers for purposes of Dollar Cost Averaging can only be made from the Money Market sub-account or the Fixed Account. The minimum monthly Dollar Cost Averaging transfer is $100. In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers out of the Fixed Account, other than for Dollar Cost Averaging, may be subject to certain additional restrictions (see "Transfers"). A written election of this service, on a form provided by the Company, must be completed by the Contract Owner in order to begin transfers. Once elected, transfers from the Money Market sub-account or the Fixed Account will be processed monthly until either the value in the Money Market sub-account or the Fixed Account is completely depleted or the Contract Owner instructs the Company in writing to cancel the monthly transfers.

       The Company reserves the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice to Contract Owners however, any such discontinuation would not affect Dollar Cost Averaging programs already commenced. The Company also reserves the right to assess a processing fee for this service.

       SYSTEMATIC WITHDRAWALS-A Contract Owner may elect in writing on a form provided by the Company to take Systematic Withdrawals by surrendering a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. The Company will process the withdrawals as directed by surrendering on a pro-rata basis Accumulation Units from all sub-accounts in which the Contract Owner has an interest, and the Fixed Account. A Contingent Deferred Sales Charge may also apply to Systematic Withdrawals in accordance with the considerations set forth in the "Contingent Deferred Sales Charge" section. Each Systematic Withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on Systematic Withdrawals if the Contract Owner is under age 59-1/2. If directed by the Contract Owner, the Company will withhold federal income taxes from each Systematic Withdrawal. The Contract Owner may discontinue Systematic Withdrawals at any time by notifying the Company in writing.

       The Company reserves the right to discontinue offering Systematic Withdrawals upon 30 days' written notice to Contract Owners however, any such discontinuation would not affect any Systematic Withdrawal programs already commenced. The Company also reserves the right to assess a processing fee for this service.

STATEMENTS AND REPORTS

       The Company will mail to Contract Owners, at their last known address of record, any statements and reports required by applicable law or regulation. Contract Owners should therefore give the Company prompt notice of any address change. The Company will send a confirmation statement to Contract Owners each time a transaction is made affecting the Owners' Variable Account Contract Value, such as making additional purchase payments, transfers, exchanges or withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program) or salary reduction arrangement, the Contract Owner may receive confirmation of such transactions in their quarterly statements. The Contract Owner


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

should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Owner's Contract. The Company will assume all transactions are accurate unless the Contract Owner notifies the Company otherwise within 30 days after receipt of the statement. The Company will also send to Contract Owners each year an annual report and a semi-annual report containing financial statements for the Variable Account, as of December 31 and June 30, respectively.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

       Purchase payments are allocated to one or more sub-accounts within the Variable Account in accordance with the designation of the underlying Mutual Fund options by the Contract Owner, and converted into Accumulation Units.

       Purchase payments, if any, after the first Contract Year must be at least $10 each. The Company, however, reserves the right to lower this $10 purchase payment minimum for certain employer sponsored programs. The Contract Owner may increase or decrease purchase payments or change the frequency of payment. The Contract Owner is not obligated to continue purchase payments in the amount or at the frequency elected. There are no penalties for failure to continue purchase payments.

       The cumulative total of all purchase payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without prior consent of the Company.

       THE PURCHASER IS CAUTIONED THAT INVESTMENT RETURN ON SMALL INITIAL AND SUBSEQUENT PURCHASE PAYMENTS MAY BE LESS THAN CHARGES ASSESSED BY THE COMPANY.

       The initial purchase payment allocated to designated sub-accounts of the Variable Account will be priced not later than 2 business days after receipt of an order to purchase, if the Application and all information necessary for processing the purchase order are complete upon receipt by the Company, and the Company may retain the purchase payment for up to 5 business days while attempting to complete an incomplete Application. If the Application cannot be made complete within 5 days, the prospective purchaser will be informed of the reasons for the delay and the purchase payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the purchase payment until the Application is made complete. Thereafter, the purchase payment will be priced within 2 business days.

       Purchase payments will not be priced on the following nationally recognized holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

VALUE OF A VARIABLE ACCOUNT ACCUMULATION UNIT

       The value of a Variable Account Accumulation Unit for each sub-account was arbitrarily set initially at $10 when the underlying Mutual Fund shares in that sub-account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each sub-account for the immediately preceding Valuation Period by the Net Investment Factor for the sub-account during the subsequent Valuation Period. The value of an

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
Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

NET INVESTMENT FACTOR

       The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)    is the net of:

       (1) the net asset value per share of the underlying Mutual Fund held in the sub-account determined at the end of the current Valuation Period, plus

       (2) the per share amount of any dividend or capital gain distributions made by the underlying Mutual Fund held in the sub-account if the "ex-dividend" date occurs during the current Valuation Period,

(b) is the net asset value per share of the underlying Mutual Fund held in the sub-account determined as of the end of the immediately preceding Valuation Period.

(c) is a factor representing the daily Mortality Risk Charge, Expense Risk Charge and Administration Charge deducted from the Variable Account. Such factor is equal to an annual rate of 1.30% of the daily net asset value of the Variable Account.

       For underlying Mutual Funds that credit dividends on a daily basis and pay such dividends once a month (such as money market funds and certain bond funds), the Net Investment Factor allows for the monthly reinvestment of these daily dividends.

       The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of underlying Mutual Fund shares, because of the deduction for Mortality Risk Charge, Expense Risk Charge and Administration Charge, and any charge or credit for tax reserves.

VALUATION OF ASSETS

       Underlying Mutual Fund shares in the Variable Account will be valued at their net asset value.

DETERMINING THE CONTRACT VALUE

       The sum of the value of all Variable Account Accumulation Units attributable to the Contract and amounts credited to the Fixed Account is the Contract Value. The number of Accumulation Units credited per each sub-account are determined by dividing the net amount allocated to the sub-account by the Accumulation Unit Value for the sub-account for the Valuation Period during which the purchase payment is received by the Company. In the event part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Contract Owner's interest in the Variable Account and the Fixed Account bears to the total Contract Value.


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SURRENDER (REDEMPTION)

       While the Contract is in force and prior to the earlier of the Annuitization Date or the death of the Designated Annuitant, the Company will, upon proper written application by the Contract Owner deemed by the Company to be in good order, allow the Contract Owner to surrender a portion or all of the Contract Value. "Proper Written Application" means that the surrender must be requested in writing by the Contract Owner, satisfy all good order requirements, and the Company may require that signature(s) be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a Commercial Bank or a Savings and Loan, which is a member of the Federal Deposit Insurance Corporation. In some cases (for example, requests by a corporation, partnership, agent or fiduciary) the Company will require additional documentation of a customary nature.

       The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account necessary to equal the gross dollar amount requested, less any applicable Contingent Deferred Sales Charge. (See "Contingent Deferred Sales Charge"). In the event of a partial surrender, the Company will, unless instructed to the contrary, surrender Accumulation Units from all sub-accounts in which the Contract Owner has an interest, and the Fixed Account. The number of Accumulation Units surrendered from each sub-account and the amount surrendered from the Fixed Account will be in the same proportion that the Contract Owner's interest in the sub-accounts and Fixed Account bears to the total Contract Value.

       The Company will pay any funds applied for from the Variable Account within 7 days of receipt of such application in the Company's home office. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (1) when the New York Stock Exchange ("Exchange") or the Company's home office is closed, (2) when trading on the Exchange is restricted, (3) when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist. The Contract Value on surrender may be more or less than the total of purchase payments made by a Contract Owner, depending on the market value of the underlying Mutual Fund shares.

       With respect to Contracts issued under the Texas Optional Retirement Program, the Texas Attorney General has ruled that withdrawal benefits are available only in the event of a participant's death, retirement, termination of employment due to total disability or other termination of employment in a Texas public institution of higher education. A participant will not therefore, be entitled to exercise the right of withdrawal in order to receive the cash values credited to such participant under the Contract unless one of the foregoing conditions has been satisfied. The value of such Contracts may, however, be transferred to other Contracts or other carriers during the period of participation in the Texas Optional Retirement Program subject to any applicable Contingent Deferred Sales Charge The Company issues this Contract to participants in the Optional Retirement Program in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940.


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                                  46 of 118

SURRENDERS UNDER A QUALIFIED PLAN OR TAX SHELTERED ANNUITY

       Except as provided below, the Owner may Surrender part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant:

A. The surrender of a Tax Sheltered Annuity Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code Section 402(g)(3)(C)), or transfers from a Custodial Account described in Section 403(b)(7) of the Internal Revenue Code (403(b)(7) Custodial Accounts), may be executed only -

       1. when the Contract Owner attains age 59-1/2, separates from service, dies, or becomes disabled (within the meaning of Code
              Section 72(m)(7)); or

       2. in the case of hardship (as defined for purposes of Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

B. The surrender limitations described in A. above for Tax Sheltered Annuities apply to:

       1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

       2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

       3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including exercise of a contractual ten-day free look provision (when available) may result in the immediate application of taxes and penalties of a Tax Sheltered Annuity.

       A premature distribution may not be eligible for rollover treatment. To assist in preventing disqualification in the event of a ten-day free look, the Company will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Internal Revenue Code, upon proper direction by the Contract Owner. The foregoing is the Company's understanding of the withdrawal restrictions which are currently applicable under Code Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation from time to time.

       The contract surrender provisions may also be modified pursuant to the plan terms and Internal Revenue Code tax provisions when the contract is issued to fund a Qualified Plan or Tax Sheltered Annuity.

       INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.


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                                  47 of 118

TAXES

       The Company does not make any guarantee regarding the tax status of any Contract or any transaction involving the Contracts.

       Section 72 of the Internal Revenue Code (the "Code") governs taxation of annuities in general. That section sets forth different rules for annuities purchased by (1) Qualified Plans, Individual Retirement Annuities, Individual Retirement Accounts (including simplified employee pension-individual retirement account plans), and Tax Sheltered Annuities and (2) annuities which are not purchased by such plans. Each type of annuity is discussed separately below.

       The Tax Reform Act of 1986 and subsequent legislation changed some of the rules regarding the tax treatment of distributions from Qualified Plans and annuities purchased by Qualified Plans. You should consult your financial consultant or legal or tax advisor to discuss in detail your particular tax situation and the use of the Contracts.

       Generally the amount of any payment of items of interest to a nonresident alien of the United States shall be subject to withholding of a tax equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is includable in the recipient's gross income.

NON-QUALIFIED CONTRACTS

       The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract. The maximum amount excludable from income is the investment in the Contract. If the Annuitant dies prior to excluding from income the entire investment in the Contract, the Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

       Distributions made from the Contract prior to annuitization are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, dividends, or any portion of the Contract which is assigned or pledged; and for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the Contract Owner and the Designated Annuitant are not the same individual. In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988, by the same company to the same contract owner during any 12 month period, will be treated as one annuity contract. (Additional limitations on the use of multiple contracts may be imposed by Treasury regulations). Distributions prior to annuitization with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

       The Tax Reform Act of 1986 changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract


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

which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for Qualified Contracts, Individual Retirement Annuities and Tax Sheltered Annuities, immediate annuities, and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single purchase payment Contract on which payments begin within one year of purchase.

       Internal Revenue Code Section 72 also provides for a penalty, equal to 10% of any distribution which is includable in gross income, if such distribution is made prior to attaining age 59-1/2, the death or disability of the Contract Owner. The penalty does not apply if the distribution is one of a series of substantially equal periodic payments made over the life or life expectancy (or joint lives or life expectancies) of the Annuitant (and the Annuitant's Beneficiary), or is made from an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract Owner of the procedures pursuant to Company Policy and subject to limitations of the Contract including but not limited to first year withdrawals. If the Annuitant selects an annuity for life or life expectancy and changes the method of payment before the expiration of 5 years and the attainment of age 59-1/2, the early withdrawal penalty will apply. The penalty will be equal to that which would have been imposed had no exception applied from the outset, and the Annuitant will also pay interest on the amount of the penalty from the date it would have originally applied until it is actually paid.

       In order to qualify as an Annuity Contract under Section 72 of the Code, the Contract must provide for distribution to be made upon the death of the Contract Owner. In such case the Designated Annuitant, Beneficiary or other named recipient must receive the distribution within 5 years of the Owner's death. However, the recipient may elect for payments to be made over his or her life or life expectancy if such payments begin within one year following the death of the Contract Owner. If the Contract Owner's Beneficiary is the surviving spouse, such spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse subject to certain minimum distribution requirements for Individual Retirement Annuities, Individual Retirement Accounts and Tax Sheltered Annuities. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death. If the Contract Owner is not an individual, the death of the Annuitant (or a charge of the Annuitant) will result in a distribution under their rules, regardless of whether a Contingent Annuitant has been named (see "Required Distribution for Qualified Plans or Tax Sheltered Annuities").

       The Company is required to withhold tax from certain distributions to the extent that such distribution would constitute income to the Contract Owner. The Contract Owner is entitled to elect not to have federal income tax withheld from any such distribution, but may be subject to penalties in the event insufficient federal income tax is withheld during a calendar year.

       Payment of a benefit or transfer of any property to an individual two or more generations younger than the contract owner may constitute a generation-skipping transfer, subject to taxation under Section 2601 et. seq. of the Internal Revenue Code.


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

CHARGE FOR TAX PROVISIONS

       The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in the Company's Variable Account for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future, if the tax laws change.

QUALIFIED PLANS, INDIVIDUAL RETIREMENT ANNUITIES, INDIVIDUAL RETIREMENT ACCOUNTS AND TAX SHELTERED ANNUITIES

        The Contracts may be used with Qualified Plans, Individual Retirement Annuities, Individual Retirement Accounts, Tax Sheltered Annuities and other plans receiving favorable tax treatment. For information regarding eligibility, limitations on permissible amounts of purchase payments, and tax consequences on distribution from such plans, the purchasers of such Contracts should seek competent advice. The terms of such plans may limit the rights available under the Contracts.

        The Internal Revenue Code of 1986, as amended, permits the rollover of most distributions from Qualified Plans to other Qualified Plans, Individual Retirement Accounts, or Individual Retirement Annuities. Most distributions from Tax Sheltered Annuities may be rolled into another Tax Sheltered Annuity, an Individual Retirement Account, or an Individual Retirement Annuity. Distributions which may not be rolled over are those which are:

       1. one of a series of substantially equal annual (or more frequent) payments made: a) over the life (or life expectancy) of the employee, b) the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or c) for a specified period of ten years or more, and

       2.     a required minimum distribution

       Any distribution eligible for rollover will be subject to federal tax withholding at a 20 percent rate unless the distribution is transferred directly to an appropriate plan as described above.

       Individual Retirement Accounts and Individual Retirement Annuities may not provide life insurance benefits. If the Death Benefit exceeds the greater of the cash value of the Contract or the sum of all purchase payments (less any surrenders), it is possible the Internal Revenue Code could determine that the Individual Retirement Account or Individual Retirement Annuity did not qualify for the desired tax treatment.

       The Contract is available for Qualified Plans Electing to comply with section 404(c) of the Employee Retirement Income Security Act (ERISA). It is the responsibility of the plan and its fiduciaries to determine and satisfy section 404(c) requirements.

INDIVIDUAL RETIREMENT ACCOUNTS

       The Internal Revenue Service Determined that, effective September 25, 1981, Individual Retirement Annuities could not be established using variable annuity contracts that allocated assets to separate accounts of life insurance companies, if the separate account purchased shares of publicly available mutual funds. The owner of such a contract is treated as the owner of the underlying Mutual Fund shares purchased and is taxed on any dividends accruing or recognized gains.

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

       It is possible to establish an Individual Retirement Account funded with such a variable annuity contract, by depositing the funds in a trust or custodial account which qualifies under Section 408 of the Internal Revenue Code, and having the trustee or custodian purchase the contract. Such an Individual Retirement Account is subject to rules which are comparable to those which apply to Individual Retirement Annuities. The trustee or custodian is treated as the owner of the underlying mutual fund shares, and the individual establishing the account is taxed in the manner described in "Required Distributions For Individual Retirement Annuities And Individual Retirement Accounts."

DIVERSIFICATION

       The Internal Revenue Service has promulgated regulations under Section 817(h) of the Internal Revenue Code ("Code") relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the owner of the Company pays an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the Owner if the income, for the period the contract was not diversified, had been received by the Owner. If the failure to diversify is not corrected in this manner, the Owner of an annuity contract will be deemed the Owner of the underlying securities and will be taxed on the earnings of his account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.

                               LEGAL PROCEEDINGS

       There are no material legal proceedings, other than ordinary routine litigation incidental to the business to which the Company and the Variable Account are parties or to which any of their property is the subject.

       The General Distributor, Nationwide Financial Services, Inc., is not engaged in any litigation of any material nature.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                                                          PAGE
General Information and History............................................................................  1
Services...................................................................................................  1
Purchase of Securities Being Offered.......................................................................  1
Underwriters...............................................................................................  2
Calculation of Yield Quotations of Money Market Sub-Accounts...............................................  2
Annuity Payments...........................................................................................  2
Financial Statements.......................................................................................  3

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


                                   APPENDIX A

       Purchase payments under the Fixed Account portion of the Contract and transfers to the Fixed Account portion become part of the general account of the Company, which support insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which related to the guaranteed interest portion. Disclosures regarding the Fixed Account portion of the Contract and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                           FIXED ACCOUNT ALLOCATIONS

THE FIXED ACCOUNT

       The Fixed Account is made up of all the general assets of the Company, other than those in the Nationwide Variable Account II and any other segregated asset account. Fixed Account purchase payments will be allocated to the Fixed Account by election of the Contract Owner at the time of purchase.

       The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Account assets will be allocated by the Company between itself and the Contracts participating in the Fixed Account.

       The level of annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

       Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company at such rate or rates as the Company prospectively declares from time to time. Any such rate or rates so determined will remain effective for a period of not less than twelve months, and remain at such rate unless changed. However, the Company guarantees that it will credit interest at not less than 3.0% per year. (as otherwise required under state law, or at such minimum rate as stated in the Contract when sold). ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR. New purchase payments deposited to the Contract which are allocated to the Fixed Account may receive a different rate of interest than money


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

transferred from the Variable Account sub-accounts to the Fixed Account and amounts maturing in the Fixed Account after the expiration of an Interest Rate Guarantee Period.

       The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less the sum of all administrative charges, any applicable premium taxes, and less any amounts surrendered. If the Contract Owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge").

TRANSFERS

       Contract Owners may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account from the Fixed Account to the Variable Account. The maximum percentage that may be transferred will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter. Transfer under this provision must be made within 45 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

       Any group annuity Contract offered in conjunction with this Prospectus, the assets of which are invested in the general account of the Company may be subject to restrictions on surrender of a plan's or a participant's interest in the annuity Contract, and may require that such a surrender be completed over a period of five years.
                      ANNUITY PAYMENT PERIOD-FIXED ACCOUNT

FIRST AND SUBSEQUENT PAYMENTS

       A Fixed Annuity is an annuity with payments which are guaranteed by the Company as to dollar amount during the annuity payment period. The first Fixed Annuity payment will be determined by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This will be done at the Annuitization Date on an age last birthday basis. Fixed Annuity payments after the first will not be less than the first Fixed Annuity payment.

       The Company does not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of such Fixed Annuity payments.

ANNUITY TABLES

       The Annuity Tables contained in the Contracts are based on the 1971 Individual Annuity Mortality Table (set back one year).

ASSUMED INTEREST RATE

       The Annuity Tables contained in the Contracts are based on the 1971 Individual Annuity Mortality Table (set back one year) and an assumed interest rate of 3.5%.

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



                                   APPENDIX B

                              PARTICIPATING FUNDS

             UNDERLYING MUTUAL FUND OPTIONS AVAILABLE FOR CONTRACTS
                       ISSUED ON OR AFTER JANUARY 1, 1993

For new Contracts issued on or after January 1, 1993, Variable Account purchase payments may be allocated only to the sub-accounts which consist of shares of the underlying Mutual Fund options listed below:

       Delchester Fund-Institutional Class

       Investment Objective: Seeks to provide high current income by investing principally in corporate bonds, and also in U.S. Government securities and commercial paper. This fund invests primarily in high-yield securities (junk bonds) and greater risks may be involved with an investment in the fund than an investment in a mutual fund comprised primarily of investment grade bonds.

       Dreyfus A Bonds Plus, Inc.

       Investment Objective: The Fund's goal is to provide the maximum amount of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund invests principally in debt obligations of corporations, the U.S. Government and its agencies and instrumentalities, and major U.S. banking institutions. The Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940) of the Fund's outstanding voting shares. There can be no assurance that the Fund's investment objective will be achieved.

       The Dreyfus Third Century Fund, Inc.

       Investment Objective: Primarily seeks to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards but which also show evidence that they conduct their business, in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

       The Evergreen Total Return Fund

       Investment Objective: Seeks to achieve a return consisting of current income and capital appreciation in the value of its shares. The emphasis on current income and capital appreciation will be relatively equal although, over time, changes in the outlook for market conditions and the level of interest rates will cause the fund to vary its emphasis between these two elements in its search for the optimum return for its shareholders. The fund seeks to achieve its investment objective through investments in common stocks, preferred stocks, securities convertible into or exchangeable for common stocks and fixed income securities. The fund may also write covered call options.


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
       Fidelity Asset ManagerTM

       Investment Objective: Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

       Fidelity Equity-Income Fund

       Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price index. In addition, consistent with the above objective, in managing its portfolio, the fund will consider the potential for achieving capital appreciation.

       Fidelity Magellan(R) Fund

       Investment Objective: Seeks capital appreciation by investing primarily in common stock and securities convertible into common stock. Up to 20% of the fund's assets may also be invested in debt securities of all types and qualities issued by foreign and domestic issuers if the fund's management believes that doing so will result in capital appreciation. No emphasis is placed on dividend income except when the fund's management believes that this income will have a favorable influence on the market value of the security. Because the fund has no limitation on the quality of debt securities in which it may invest, the debt securities in its portfolio may be of poor quality and may present the risk of default or may be in default.

       Fidelity Puritan Fund

       Investment Objective: Seeks to obtain as much income as possible, consistent with the preservation and conservation of capital, by investing in a broadly diversified portfolio of high-yielding securities, including common stocks, preferred stocks, and bonds. While emphasis on income is an important objective, this does not preclude growth in capital since some securities offering a better than average yield may also possess some growth possibilities.

       Fidelity VIP High Income Portfolio (additional purchase payments or exchanges may not be made to this fund on or after December 1, 1993)

       Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower rated, high-yielding, fixed-income securities, while also considering growth of capital. The fund's manager will seek high current income normally by investing the Portfolio's assets as follows:

       - at least 80% in income-producing debt securities and preferred stocks, including convertible securities; and

       - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

       Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor


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

       protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

       Janus Twenty Fund

       Investment Objective: Seeks growth of capital in a manner consistent with the preservation of capital. Under normal conditions, the Fund will concentrate its investments in a core position of 20-30 common stocks. However, the percentage of the Fund's assets invested in common stocks will vary, depending upon its investment adviser's opinion of prevailing market, financial and economic conditions. Consequently, the Fund may at times hold substantial positions in cash, or interest bearing securities.

       MFS(R) World Governments Fund

       Investment Objective: To seek not only preservation, but also growth of capital, together with moderate current income through a professionally managed internationally diversified portfolio consisting primarily of debt securities and, to a lesser extent, equity securities. The fund is designed for investors who wish to diversify their investments beyond the United States and who are prepared to accept the risks entailed in such investments which may be higher than those associated with certain U.S. Investments.

       Nationwide(R) Bond Fund

       Investment Objective: Seeks to generate a high level of income consistent with capital preservation through investments in high quality bonds and other fixed income securities. Through investment in long-term income obligations, including corporate debt securities, United States and Canadian government obligations and commercial paper, this fund seeks to serve those who are less willing to accept the greater risk and higher volatility of a common stock portfolio.

       Nationwide(R) Fund

       Investment Objective: Seeks to obtain a reasonable current income on invested capital and possible growth of such income through timely investments in common stocks, convertible issues or bonds. Major emphasis in the selection of investments for this fund is placed on securities which will provide a reasonable current return. Though growth of capital considerations is secondary, an effort is made to select those securities which, while paying a reasonable current return, also hold some promise of long-term growth as well as possibilities of growth of income.

       Nationwide(R) Growth Fund

       Investment Objective: Seeks to achieve reasonable growth of capital through selective participation in the long-term progress of business without emphasis on current return on invested capital. Major emphasis in the selection of securities for this fund is placed on strong companies which have capable management, and are in fields where social and economic trends, technical developments and new processes or products indicate greater than average growth.




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
       Nationwide(R) Money Market Fund

       Investment Objective: Seeks to provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity, through a diversified portfolio of high quality money market instruments maturing in one year or less.

       Neuberger & Berman Guardian Fund, Inc.

       Investment Objective: Seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the Fund's investments is on common stock. The Fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective.

       Neuberger & Berman Limited Maturity Bond Fund

       Investment Objective: Seeks highest current income consistent with low risk to principal and liquidity. The Fund invests in a diversified portfolio of short-to intermediate-term debt securities and other debt securities with special features producing similar price characteristics. Total return is a secondary objective.

       Neuberger & Berman Partners Fund, Inc.

       Investment Objective: Seeks capital growth. The fund invests in securities solely on the basis of management's evaluation of their investment merit and potential for growth using a value-oriented approach to the selection of individual securities. The fund's management believes that the fund is an attractive investment vehicle for conservative investors who are interested in long-term appreciation from stock investments, but who have a low tolerance for risk.

       Oppenheimer Global Fund

       Investment Objective: Seeks capital appreciation. The fund emphasizes investment in foreign and domestic securities considered by the fund's investment manager to have appreciation possibilities, primarily common stocks or securities having investment characteristics of common stocks (such as convertible securities) of "growth-type" companies. As a matter of fundamental policy, under normal market conditions, the fund will invest its total assets in securities of issuers traded in markets in at least three different countries (which may include the United States). The portfolio may also emphasize securities of cyclical industries and "special situations" when the fund's manager believes that they present opportunities for capital growth. The remainder of the fund's invested assets will be invested in securities for liquidity purposes.

       Peoples Index Fund, Inc.

       Investment Objective: Seeks to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The fund's investment objective cannot be changed without approval by the holders of a majority of the fund's outstanding voting shares.

       Phoenix Balanced Fund Series

       Investment Objective: The Fund seeks reasonable income, long-term capital growth and conservation of capital. It is intended that the Fund will invest in common stocks and fixed


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
       income securities, with emphasis on income-producing securities which appear to have some potential for capital enhancement.

       Strong Total Return Fund, Inc.

       Investment Objective: Seeks a combination of income and capital appreciation which will produce the highest total return while assuming reasonable risks. "Reasonable risks" refers to the advisor's judgment that the risks of investing in the securities in the Total Return Fund's portfolio are no greater than normal. The Total Return Fund invests in common stocks and other equity-type securities; corporate bonds, debentures, and notes; and short-term money market instruments. Common stocks may be either growth or income oriented. Other equity-type securities are limited to convertible bonds, preferred stocks, warrants, and convertible preferred shares. Short-term money market instruments include U.S. Treasury obligations, bank certificates of deposit, commercial paper, and variable-rate master demand notes (floating-rate debt instruments without a fixed maturity). The Total Return Fund may also invest in debt securities issued or guaranteed by the U.S. government and its agencies or instrumentalities.

       Templeton Foreign Fund

       Investment Objective: Seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental.

       Twentieth Century Growth Investors

       Investment Objective: Seeks capital growth through investment in securities which the management considers to have better than average prospects for appreciation of value. The fund's investment approach identifies companies with accelerating earnings and revenues. As part of its strategy, the fund remains essentially fully invested in stocks at all times.

       Twentieth Century International Equity Fund

       Investment Objective: Seeks capital growth by investing in an international portfolio of common stocks, primarily in developed markets; stocks considered by the investment manager to have prospects for appreciation. The fund will invest primarily in common stocks (defined to include depository receipts for common stocks) and other equity equivalents of such companies.

       Twentieth Century Ultra Investors

       Investment Objective: The investment objective of the fund is to seek capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.

       Twentieth Century U.S. Governments Short-Term

       Investment Objective: To seek current income and limited price volatility by maintaining an average weighted portfolio maturity of four years or less. U.S. Governments invests in securities of the United States government and its agencies.


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
             UNDERLYING MUTUAL FUND OPTIONS AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER DECEMBER 25, 1982 AND BEFORE JANUARY 1, 1993

       For new Contracts issued on or after December 25, 1982, and before January 1, 1993 Variable Account purchase payments may be allocated only to the sub-accounts which consist of shares of the underlying Mutual Fund options listed below:

       Fidelity Capital & Income Fund (additional purchase payments or exchanges may not be made to this fund on or after May 1, 1991. Not available for Contracts issued on or after May 1, 1987)

       Investment Objective: Seeks to provide a combination of income and capital growth by investing primarily in debt instruments and common and preferred stocks, with a focus on lower-quality debt securities of companies with uncertain financial positions.

       Fidelity Equity-Income Fund

       Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price index. In addition, consistent with the above objective, in managing its portfolio, the fund will consider the potential for achieving capital appreciation.

       Fidelity VIP High Income Portfolio (additional purchase payments or exchanges may not be made to this Fund on or after December 1, 1993)

       Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower rated, high-yielding, fixed-income securities, while also considering growth of capital. The fund's manager will seek high current income normally by investing the Portfolio's assets as follows:

       - at least 80% in income-producing debt securities and preferred stocks, including convertible securities; and

       - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

       Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

       MFS(R) World Governments Fund

       Investment Objective: To seek not only preservation, but also growth of capital, together with moderate current income through a professionally managed internationally diversified portfolio consisting primarily of debt securities and, to a lesser extent, equity securities. The fund is designed for investors who wish to diversify their investments beyond the United States and who



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
       are prepared to accept the risks entailed in such investments which may be higher than those associated with certain U.S. Investments.

       Nationwide(R) Money Market Fund

       Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity, through a diversified portfolio of high quality money market instruments maturing in one year or less.

       Twentieth Century Growth Investors

       Investment Objective: To seek capital growth through investment in securities which the management considers to have better than average prospects for appreciation of value. The fund's investment approach identifies companies with accelerating earnings and revenues. As part of it strategy, the fund remains essentially fully invested in stocks at all times.

       Twentieth Century U.S. Governments Short-Term

       Investment Objective: To seek current income and limited price volatility by maintaining an average weighted portfolio maturity of four years or less. U.S. Governments invests in securities of the United States government and its agencies.

             UNDERLYING MUTUAL FUND OPTIONS AVAILABLE FOR CONTRACTS
                       ISSUED PRIOR TO DECEMBER 25, 1982

       For Contracts issued prior to December 25, 1982, Variable Account purchase payments may be allocated only to sub-accounts which consist of shares of the four Mutual Funds listed below. Each of the underlying Mutual Fund options listed below is a series of shares of Nationwide Investing Foundation and receives investment advice from Nationwide Financial Services, Inc.

       Nationwide(R) Bond Fund

       Investment Objective: Seeks to generate a high level of income consistent with capital preservation through investments in high quality bonds and other fixed income securities. Through investment in long-term income obligations, including corporate debt securities, United States and Canadian government obligations and commercial paper, this fund seeks to serve those who are less willing to accept the greater risk and higher volatility of a common stock portfolio.

       Nationwide(R) Fund

       Investment Objective: Seeks to obtain a reasonable current income on invested capital and possible growth of such income through timely investments in common stocks, convertible issues or bonds. Major emphasis in the selection of investments for this fund is placed on securities which will provide a reasonable current return. Though growth of capital considerations is secondary, an effort is made to select those securities which, while paying a reasonable current return, also hold some promise of long-term growth as well as possibilities of growth of income.



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
       Nationwide(R) Growth Fund

       Investment Objective: Seeks to achieve reasonable growth of capital through selective participation in the long-term progress of business without emphasis on current return on invested capital. Major emphasis in the selection of securities for this fund is placed on strong companies which have capable management, and are in fields where social and economic trends, technical developments and new processes or products indicate greater than average growth.

       Nationwide(R) Money Market Fund

       Investment Objective: Seeks to provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity, through a diversified portfolio of high quality money market instruments maturing in one year or less.

                                       56



                                  61 of 118

                      STATEMENT OF ADDITIONAL INFORMATION
                                  MAY 1, 1995

             INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
                     BY THE NATIONWIDE VARIABLE ACCOUNT OF
                       NATIONWIDE LIFE INSURANCE COMPANY

       This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 1995. The Prospectus may be obtained from Nationwide Life Insurance Company by writing P.
O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6631, TDD
1-800-238-3035.

                               TABLE OF CONTENTS

                                                                                                                    PAGE
General Information and History.......................................................................................  1
Services..............................................................................................................  1
Purchase of Securities Being Offered..................................................................................  1
Underwriters..........................................................................................................  2
Calculation of Yield Quotations of Money Market Sub-Accounts..........................................................  2
Annuity Payments......................................................................................................  2
Financial Statements..................................................................................................  3

GENERAL INFORMATION AND HISTORY

       The Nationwide Variable Account ("Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Corporation. Nationwide Corporation is a holding company. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%).

SERVICES

       The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.

       The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the underlying Mutual Fund options.

       The financial statements and schedule have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

       The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

       The Contract Owner may, on written request, transfer up to 100% of the Contract Value from the Variable Account to the Fixed Account. However, the Company reserves the right to restrict transfers from the Variable Account to 25% of Contract Value in any 12 month period. Such transfers must be made prior to the earlier of the Annuitization Date or the death of the Designated Annuitant. However, no such transfers will be permitted prior to the first Contract Anniversary, or within 12 months of any prior transfer. Contract Owners may at the maturity of an Interest Rate Guarantee Period transfer a portion of the Contract Value of the Fixed Account to the Variable Account. Such portion will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing, and will be declared upon the expiration date of the then current interest rate guarantee period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter; therefore the Interest Rate Guarantee Period for deposits or transfers in the Fixed Account may continue for up to three months after a one year period has expired. Transfers under this provision must be made within 30 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging Agreement with the Company may transfer from the Fixed Account to the Variable Account under the terms of that agreement.



                                       1
                                  62 of 118

UNDERWRITERS

       The Contracts, which are offered continuously, are distributed by Nationwide Financial Services, Inc. ("NFS"), One Nationwide Plaza, Columbus, Ohio 43216, a wholly owned subsidiary of the Company. During the fiscal years ended December 31, 1994, 1993 and 1992 no underwriting commissions were paid by the Company to NFS.

CALCULATION OF YIELD QUOTATIONS OF MONEY MARKET SUB-ACCOUNTS

       Current yield quotations of the Nationwide Money Market fund are based on a seven calendar day historical yield, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in the account value by the value of the account at the beginning of the base period to obtain a base period return and multiplying the base period return by 365/7 (366/7 in a leap year). The resulting yield figure is carried to at least the nearest hundredth of one percent. For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share and any such additional shares. The Fund's effective yield represents a compounding on an annualized basis of the current yield quotations of the Fund.

       The Fund's yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses.

       Although the Fund determines its yield on the basis of a seven calendar day period, it may use a different time span on occasion. The yield quotes may reflect the expense limitation described under "Investment Manager and Other Services" in the Fund prospectus.

       There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a shareholder's investment in the Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

ANNUITY PAYMENTS

       See "Frequency and Amount of Annuity Payments" located in the Prospectus.

                                  63 of 118

--------------------------------------------------------------------------------


                          Independent Auditors' Report

The Board of Directors and Contract Owners of
   Nationwide Variable Account
   Nationwide Life Insurance Company:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account as of December 31, 1994, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1994, by correspondence with the custodian and the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account as of December 31, 1994, and the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

      Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in
Schedule I is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 3, 1995


--------------------------------------------------------------------------------

                                  64 of 118

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                               December 31, 1994

ASSETS:
   Investments at market value:
      Delaware Group Delchester High-Yield Bond Fund, Inc.  -- Delchester Fund
      Institutional Class (DeHyBd)
         78,981 shares (cost $537,991)...............................................................     $       477,834

      Dreyfus A Bonds Plus, Inc. (DryABds)
         10,518 shares (cost $143,128)...............................................................             139,255

      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         10,740 shares (cost $79,932)................................................................              70,130

      The Evergreen Total Return Fund (EvTotRet)
         31,038 shares (cost $614,814)...............................................................             528,571

      Fidelity Asset ManagerTM (FidAsMgr)
         104,428 shares (cost $1,542,317)............................................................           1,444,234

      Fidelity Capital & Income Fund (FidCapIn)
         179,336 shares (cost $1,404,831)............................................................           1,547,671

      Fidelity Equity-Income Fund (FidEqInc)
         355,682 shares (cost $10,303,628)...........................................................          10,919,445

      Fidelity Magellan(R) Fund (FidMgln)
         55,001 shares (cost $3,759,696).............................................................           3,674,073

      Fidelity Puritan Fund (FidPurtn)
         130,865 shares (cost $2,075,074)............................................................           1,938,112

      Fidelity VIP -- High Income Portfolio (FidHiInc)
         51,607 shares (cost $590,615)...............................................................             555,293

      Janus Twenty Fund (Jan20Fd)
         21,508 shares (cost $507,007)...............................................................             488,441

      MFS(R) World Governments Fund -- Class A (MFSWdGvt)
         114,322 shares (cost $1,401,399)............................................................           1,247,257

      Nationwide(R) Bond Fund (NWBdFd)
         131,666 shares (cost $1,275,646)............................................................           1,109,942

      Nationwide(R) Fund (NWFund)
         101,607 shares (cost $1,490,941)............................................................           1,477,364

      Nationwide(R) Growth Fund (NWGroFd)
         232,508 shares (cost $2,236,615)............................................................           2,490,156


                                  65 of 118

      Nationwide(R) Money Market Fund (NWMyMkt)
         7,253,994 shares (cost $7,253,994)..........................................................           7,253,994

      Neuberger & Berman Guardian Fund (NBGuard)
         13,512 shares (cost $250,955)...............................................................             246,331

      Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)
         89,885 shares (cost $899,753)...............................................................             877,274

      Neuberger & Berman Partners Fund (NBPartFd)
         23,146 shares (cost $481,129)...............................................................             428,660

      Oppenheimer Global Fund (OppGlob)
         37,031 shares (cost $1,342,621 )............................................................           1,182,773

      Peoples Index Fund,(R) Inc. (PeoIxFd)
         9,531 shares (cost $150,122)................................................................             136,194

      Phoenix Balanced Fund Series (PhxBalFd)
         5,686 shares (cost $86,860).................................................................              84,316

      Strong Total Return Fund, Inc. (StTotRet)
         9,924 shares (cost $242,162)................................................................             234,396

      Twentieth Century Growth Investors (TCGroInv)
         664,003 shares (cost $14,853,843)...........................................................          12,443,422

      Twentieth Century Ultra Investors (TCUltra)
         52,591 shares (cost $1,074,647).............................................................           1,049,192

      Twentieth Century U.S. Governments Short-Term (TCUSGvt)
         376,733 shares (cost $3,584,714)............................................................           3,450,876
                                                                                                          ---------------
               Total investments.....................................................................          55,495,206

   Accounts receivable...............................................................................               1,215
                                                                                                          ---------------
               Total assets..........................................................................          55,496,421

ACCOUNTS PAYABLE.....................................................................................                 565
                                                                                                          ---------------
CONTRACT OWNERS' EQUITY (NOTE 4) ....................................................................     $    55,495,856
                                                                                                          ===============



See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                  66 of 118

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                  Years Ended December 31, 1994, 1993 and 1992

                                                                          1994             1993              1992
                                                                      ------------      -----------       -----------
INVESTMENT ACTIVITY:

   Reinvested capital gains and dividends......................       $  4,476,720        2,952,700         1,486,021
                                                                      ------------      -----------       -----------
   Gain (loss) on investments:
      Proceeds from redemptions of mutual fund shares..........         19,343,653       14,007,169        16,523,949
      Cost of mutual fund shares sold..........................        (18,215,058)     (11,941,205)      (14,871,699)
                                                                      ------------      -----------       -----------
      Realized gain on investments.............................          1,128,595        2,065,964         1,652,250
      Change in unrealized (loss) on investments...............         (5,977,389)        (991,082)       (1,616,627)
                                                                      ------------      -----------       -----------
         Net gain (loss) on investments........................         (4,848,794)       1,074,882            35,623
                                                                      ------------      -----------       -----------
                 Net investment activity.......................           (372,074)       4,027,582         1,521,644
                                                                      ------------      -----------       -----------

EQUITY TRANSACTIONS:

   Purchase payments received from contract
      owners...................................................         16,078,025        5,555,624         2,131,494
   Redemptions.................................................         (5,989,583)      (5,484,670)       (4,871,513)
   Annuity benefits............................................            (19,197)         (19,218)          (18,870)
   Adjustments to maintain reserves............................              1,593            2,272             1,098
                                                                      ------------      -----------       -----------
                 Net equity transactions.......................         10,070,838           54,008        (2,757,791)
                                                                      ------------      -----------       -----------

EXPENSES (NOTE 2):

   Contract charges............................................           (735,120)        (641,707)         (640,890)
   Contingent deferred sales charges...........................            (50,816)         (70,164)          (44,137)
                                                                      ------------      -----------       -----------
                 Total expenses................................           (785,936)        (711,871)         (685,027)
                                                                      ------------      -----------       -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY..........................          8,912,828        3,369,719        (1,921,174)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD....................         46,583,028       43,213,309        45,134,483
                                                                      ------------      -----------       -----------
CONTRACT OWNERS' EQUITY END OF PERIOD..........................       $ 55,495,856       46,583,028        43,213,309
                                                                      ============      ===========       ===========




See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                                  67 of 118

                          NATIONWIDE VARIABLE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

                        December 31, 1994, 1993 and 1992

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   (a) Organization

      The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

   (b) The Contracts

      Only flexible purchase payment contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

      With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

         Delaware Group Delchester High-Yield Bond Fund, Inc.  -- Delchester
           Fund Institutional Class (DeHyBd)

         Dreyfus A Bonds Plus, Inc. (DryABds)

         The Dreyfus Third Century Fund, Inc. (Dry3dCen)

         The Evergreen Total Return Fund (EvTotRet)

         Fidelity Asset Manager(TM) (FidAsMgr)

         Fidelity Capital & Income Fund (FidCapIn)
           (not available for additional purchase payments or exchanges after May 1, 1991)

         Fidelity Equity-Income Fund (FidEqInc)

         Fidelity Magellan(R) Fund (FidMgln)

         Fidelity Puritan Fund (FidPurtn)

         Portfolio of the Fidelity Variable Insurance Products Fund
           (Fidelity VIP);
           Fidelity VIP -- High Income Portfolio (FidHiInc) (not available for additional purchase payments or exchanges after December 1, 1993)

         Janus Twenty Fund (Jan20Fd)

         MFS(R) World Governments Fund  -- Class A (MFSWdGvt)

         Nationwide(R) Bond Fund (NWBdFd) (managed for a fee by an affiliated investment advisor)

         Nationwide(R) Fund (NWFund) (managed for a fee by an affiliated investment advisor)

         Nationwide(R) Growth Fund (NWGroFd) (managed for a fee by an affiliated investment advisor)

         Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)

         Neuberger & Berman Guardian Fund (NBGuard)

         Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)

         Neuberger & Berman Partners Fund (NBPartFd)

         Oppenheimer Global Fund (OppGlob)

         Peoples Index Fund,(R) Inc. (PeoIxFd)

         Phoenix Balanced Fund Series (PhxBalFd)

         Strong Total Return Fund, Inc. (StTotRet)

         Twentieth Century Growth Investors (TCGroInv)

         Twentieth Century Ultra Investors (TCUltra)

         Twentieth Century U.S. Governments Short-Term (TCUSGvt)

      At December 31, 1994, contract owners have invested in all of the above funds.



                                  68 of 118

      The contract owners' equity is affected by the investment results of each fund and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

   (c) Security Valuation, Transactions and Related Investment Income

      The market value of investments is based on the closing bid prices at December 31, 1994. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

   (d) Federal Income Taxes

      Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

      The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(2)   Expenses

      The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

      The following administrative charges are deducted by the Company: (a) an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for contracts issued prior to January 1, 1993, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after January 1, 1993, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)   Schedule I

      Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented for each series in the following format:

           -  Beginning unit value - Jan. 1

           -  Reinvested capital gains and dividends
              (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

           -  Unrealized gain (loss)
              (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the fund.)

           -  Contract charges
              (This amount reflects the decrease in the unit value due to the mortality risk charge, an expense risk charge and an administration charge discussed in note 2.)

           -  Ending unit value - Dec. 31

           -  Percentage increase (decrease) in unit value.

      For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
Schedule I.


                                  69 of 118

(4) Components of Contract Owners' Equity

      The following is a summary of contract owners' equity at December 31, 1994, for each series, in both the accumulation and payout phases.


Contract owners' equity represented by:                              Units              Unit Value
                                                                     -----              ----------
Contracts in accumulation phase:
   Delaware Group Delchester High-Yield
   Bond Fund, Inc.  -- Delchester Fund
   InstitutionalClass:
      Tax qualified..................................                43,997          $    10.867271        $     478,127
   Dreyfus A Bonds Plus, Inc.:
      Tax qualified..................................                15,283                9.110600              139,237
   The Dreyfus Third Century Fund, Inc.:
      Tax qualified..................................                 7,325                9.570659               70,105
   The Evergreen Total Return Fund:
      Tax qualified..................................                51,305               10.301799              528,534
   Fidelity Asset ManagerTM:
      Tax qualified..................................               150,536                9.589367            1,443,545
   Fidelity Capital & Income Fund:
      Tax qualified..................................                47,236               32.589111            1,539,379
   Fidelity Equity-Income Fund:
      Tax qualified..................................               306,544               35.576037           10,905,621
   Fidelity Magellan(R) Fund:
      Tax qualified..................................               307,064               11.964387            3,673,833
   Fidelity Puritan Fund:
      Tax qualified..................................               161,179               12.020413            1,937,438
   Fidelity VIP -- High Income Portfolio:
      Tax qualified..................................                34,151               16.267014              555,535
   Janus Twenty Fund:
      Tax qualified..................................                56,135                8.701036              488,433
   MFS(R) World Governments Fund  -- Class A:
      Tax qualified..................................                39,642               31.104159            1,233,031
   Nationwide(R) Bond Fund:
      Tax qualified..................................                35,282               30.832258            1,087,824
      Non-tax qualified..............................                   657               30.700082               20,170
   Nationwide(R) Fund:
      Tax qualified..................................                32,311               45.095466            1,457,080
      Non-tax qualified..............................                   259               46.971513               12,166
   Nationwide(R) Growth Fund:
      Tax qualified..................................                48,009               51.535806            2,474,183
      Non-tax qualified..............................                   121               54.415339                6,584
   Nationwide(R) Money Market Fund:
      Tax qualified - Pre 12/25/82...................                56,127               22.850271            1,282,517
      Tax qualified..................................               326,464               18.146709            5,924,247
      Non-tax qualified..............................                 1,329               22.994681               30,560
   Neuberger & Berman Guardian Fund:
      Tax qualified..................................                25,549                9.640402              246,303
   Neuberger & Berman Limited Maturity Bond Fund:
      Tax qualified..................................                89,231                9.833352              877,440
   Neuberger & Berman Partners Fund:
      Tax qualified..................................                38,329               11.183371              428,647
   Oppenheimer Global Fund:
      Tax qualified..................................                87,590               13.503390            1,182,762
   Peoples Index Fund,(R) Inc.:
      Tax qualified..................................                12,668               10.749166              136,170
   Phoenix Balanced Fund Series:
      Tax qualified..................................                 9,028                9.338434               84,307
   Strong Total Return Fund, Inc.:
      Tax qualified..................................                19,727               11.881033              234,377
   Twentieth Century Growth Investors:
      Tax qualified..................................               324,141               38.113717           12,354,218
   Twentieth Century Ultra Investors:
      Tax qualified..................................               116,020                9.043121            1,049,183
   Twentieth Century U.S. Governments Short-Term:
      Tax qualified..................................               183,649               18.748399            3,443,125
Reserves for annuity contracts in payout phase:                     =======          ==============
      Tax qualified..................................                                                            171,175
                                                                                                           -------------
                                                                                                           $  55,495,856
                                                                                                           =============



-------------------------------------------------------------------------------

                                  70 of 118

                                                                      Schedule I

                          NATIONWIDE VARIABLE ACCOUNT

                                 TAX QUALIFIED

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  Years Ended December 31, 1994, 1993 and 1992





                                      DeHyBd       DryABds      Dry3dCen      EvTotRet
                                      ------       -------      --------      --------
1994

  Beginning unit value - Jan. 1     $11.511092    10.000000     10.477293     11.153183
  Reinvested capital gains
    and dividends                     1.272604      .673864      1.340681       .771284
  Unrealized gain (loss)             (1.770117)   (1.452714)    (2.117415)    (1.484673)
  Contract charges                    (.146308)    (.110550)     (.129900)     (.137995)
  Ending unit value - Dec. 31       $10.867271     9.110600      9.570659     10.301799
  Percentage increase
    (decrease) in
    unit value* (a)                    (6)%         (9)%(b)        (9)%          (8)%

1993

  Beginning unit value - Jan. 1     $10.000000       **         10.000000     10.000000
  Reinvested capital gains
    and dividends                     1.182306                    .763556      1.208371
  Unrealized gain (loss)               .471495                   (.155922)      .084471
  Contract charges                    (.142709)                  (.130341)     (.139659)
  Ending unit value - Dec. 31       $11.511092                  10.477293     11.153183
  Percentage increase
    (decrease) in
    unit value* (a)                  15%(b)                        5%(b)       12%(b)

1992

  Beginning unit value - Jan. 1        **            **             **           **
  Reinvested capital gains
    and dividends
  Unrealized gain (loss)
  Contract charges
  Ending unit value - Dec. 31
  Percentage increase
    (decrease) in
    unit value* (a)



                                        FidAsMgr      FidCapIn      FidEqInc       FidMgln      FidPurtn
                                        --------      --------      --------       -------      --------
1994

  Beginning unit value - Jan. 1         10.415849     34.612981     35.955883     12.346838     11.972512
  Reinvested capital gains
    and dividends                         .386944      2.899199      3.474735       .480494       .964375
  Unrealized gain (loss)                (1.082752)    (4.479225)    (3.384084)     (.704119)     (.757623)
  Contract charges                       (.130674)     (.443844)     (.470497)     (.158826)     (.158851)
  Ending unit value - Dec. 31            9.589367     32.589111     35.576037     11.964387     12.020413
  Percentage increase
    (decrease) in
    unit value* (a)                         (8)%         (6)%          (1)%           (3)%           0%

1993

  Beginning unit value - Jan. 1         10.000000     28.076548     30.029661     10.000000     10.000000
  Reinvested capital gains
    and dividends                         .409348      2.810534      1.323037      1.173742      1.451507
  Unrealized gain (loss)                  .034341      4.147502      5.040278      1.321301       .666192
  Contract charges                       (.027840)     (.421603)     (.437093)     (.148205)     (.145187)
  Ending unit value - Dec. 31           10.415849     34.612981     35.955883     12.346838     11.972512
  Percentage increase
    (decrease) in
    unit value* (a)                       4%(b)           23%           20%         23%(b)        20%(b)

1992

  Beginning unit value - Jan. 1            **        $22.214568     26.531856         **            **
  Reinvested capital gains
    and dividends                                      2.087748      1.097562
  Unrealized gain (loss)                               4.120349      2.766580
  Contract charges                                     (.346117)     (.366337)
  Ending unit value - Dec. 31                        $28.076548     30.029661
  Percentage increase
    (decrease) in
    unit value* (a)                                      26%           13%

 *An annualized rate of return cannot be determined as:

    (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
    (b) This investment option was not utilized for the entire year indicated.

**This investment option was not available or was not utilized.


                                  71 of 118

                          NATIONWIDE VARIABLE ACCOUNT

                                 TAX QUALIFIED

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  Years Ended December 31, 1994, 1993 and 1992


                                     FidHiInc       Jan20Fd      MFSWdGvt       NWBdFd         NWFund         NWGroFd
                                     --------       -------      --------       ------         ------         -------
1994
  Beginning unit value - Jan. 1     $16.739460     9.451097     33.728667     33.991130      45.422888       51.458079
  Reinvested capital gains
    and dividends                     1.533862      .025710      1.658769      2.317590       4.420863        1.956402
  Unrealized gain (loss)             (1.790091)    (.657508)    (3.874555)    (5.061696)     (4.160340)      (1.208860)
  Contract charges                    (.216217)    (.118263)     (.408722)     (.414766)      (.587945)       (.669815)
  Ending unit value - Dec. 31       $16.267014     8.701036     31.104159     30.832258      45.095466       51.535806
  Percentage increase
    (decrease) in
    unit value* (a)                    (3)%          (8)%          (8)%          (9)%           (1)%             0%

1993

  Beginning unit value - Jan. 1     $14.073333    10.000000     28.864451     31.104546     43.104048        46.832151
  Reinvested capital gains
    and dividends                     1.157225      .264912      3.190912      2.458273      3.251045         1.830294
  Unrealized gain (loss)              1.712047     (.787472)     2.083311       .864801      (.371871)        3.434588
  Contract charges                    (.203145)    (.026343)     (.410007)     (.436490)     (.560334)        (.638954)
  Ending unit value - Dec. 31       $16.739460     9.451097     33.728667     33.991130     45.422888        51.458079
  Percentage increase
    (decrease) in
    unit value* (a)                     19%         (5)%(b)        17%            9%            5%              10%

1992

  Beginning unit value - Jan. 1     $11.587552        **        28.856612     29.186916     42.418147        44.639577
  Reinvested capital gains
    and dividends                      .981520                   2.931651      2.522298      1.989329         1.831527
  Unrealized gain (loss)              1.678568                  (2.544051)     (.214142)     (.760657)         .949775
  Contract charges                    (.174307)                  (.379761)     (.390526)     (.542771)        (.588728)
  Ending unit value - Dec. 31       $14.073333                  28.864451     31.104546     43.104048        46.832151
  Percentage increase
    (decrease) in
    unit value* (a)                    21%                          0%            7%            2%               5%



                                         NWMyMkt
                                       Pre 12/25/82     NWMyMkt        NBGuard
                                       ------------     -------        -------
1994
  Beginning unit value - Jan. 1         22.315407      17.721943      10.000000
  Reinvested capital gains
    and dividends                         .829315        .658609        .249418
  Unrealized gain (loss)                  .000000        .000000       (.492915)
  Contract charges                       (.294451)      (.233843)      (.116101)
  Ending unit value - Dec. 31           22.850271      18.146709       9.640402
  Percentage increase
    (decrease) in
    unit value* (a)                         2%              2%          (4)%(b)

1993

  Beginning unit value - Jan. 1         22.042019      17.504831          **
  Reinvested capital gains
    and dividends                         .563931        .447841
  Unrealized gain (loss)                  .000000        .000000
  Contract charges                       (.290543)      (.230729)
  Ending unit value - Dec. 31           22.315407      17.721943
  Percentage increase
    (decrease) in
    unit value* (a)                         1%             1%

1992

  Beginning unit value - Jan. 1         21.636991      17.183173          **
  Reinvested capital gains
    and dividends                         .691506        .549166
  Unrealized gain (loss)                  .000000        .000000
  Contract charges                       (.286478)      (.227508)
  Ending unit value - Dec. 31           22.042019      17.504831
  Percentage increase
    (decrease) in
    unit value* (a)                         2%              2%

 *An annualized rate of return cannot be determined as:

    (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
    (b) This investment option was not utilized for the entire year indicated.

**This investment option was not available or was not utilized.

                                  72 of 118

                                                           Schedule I, continued

                          NATIONWIDE VARIABLE ACCOUNT
                                 TAX QUALIFIED

                       SCHEDULES OF CHANGES IN UNIT VALUE
                  Years Ended December 31, 1994, 1993 and 1992


                                      NBLtdMat     NBPartFd      OppGlob      PeoIxFd     PhxBalFd      StTotRet       TCGroInv
                                      --------     --------      -------      -------     --------      --------       --------
1994

  Beginning unit value - Jan. 1     $  9.995028    11.548721    14.119303    10.819026    10.000000     12.205201      39.197771
  Reinvested capital gains
    and dividends                       .555641      .945341     1.418589     1.169814      .295350       .172665       5.656730
  Unrealized gain (loss)               (.588488)   (1.162325)   (1.850696)   (1.099729)    (.843207)     (.340340)     (6.232359)
  Contract charges                     (.128829)    (.148366)    (.183806)    (.139945)    (.113709)     (.156493)      (.508425)
  Ending unit value - Dec. 31       $  9.833352    11.183371    13.503390    10.749166     9.338434     11.881033      38.113717
  Percentage increase
    (decrease) in
    unit value* (a)                      (2)%         (3)%          (4)%         (1)%        (7)%(b)       (3)%           (3)%

1993

  Beginning unit value - Jan. 1      $10.000000    10.000000    10.000000    10.000000        **        10.000000      38.275689
  Reinvested capital gains
    and dividends                       .190065     1.163476     1.251857      .620996                    .191064       4.379740
  Unrealized gain (loss)               (.162079)     .524641     3.014957      .332942                   2.158921      (2.963789)
  Contract charges                     (.032958)    (.139396)    (.147511)    (.134912)                  (.144784)      (.493869)
  Ending unit value - Dec. 31        $ 9.995028    11.548721    14.119303    10.819026                  12.205201      39.197771
  Percentage increase
    (decrease) in
    unit value* (a)                        0%(b)       15%(b)        41%(b)        8%(b)                    22%(b)          2%

1992

  Beginning unit value - Jan. 1            **           **            **            **        **              **      $40.518750
  Reinvested capital gains
    and dividends                                                                                                        .566941
  Unrealized gain (loss)                                                                                               (2.322093)
  Contract charges                                                                                                      (.487909)
  Ending unit value - Dec. 31                                                                                         $38.275689
  Percentage increase
    (decrease) in
    unit value* (a)                                                                                                       (6)%


                                       TCUltra      TCUSGvt
                                       -------      -------
1994

  Beginning unit value - Jan. 1        9.505758    19.087872
  Reinvested capital gains
    and dividends                       .283163      .888205
  Unrealized gain (loss)               (.626504)    (.981660)
  Contract charges                     (.119296)    (.246018)
  Ending unit value - Dec. 31          9.043121    18.748399
  Percentage increase
    (decrease) in
    unit value* (a)                     (5)%        (2)%

1993

  Beginning unit value - Jan. 1       10.000000    18.563845
  Reinvested capital gains
    and dividends                       .000000      .652799
  Unrealized gain (loss)               (.468221)     .119394
  Contract charges                     (.026021)    (.248166)
  Ending unit value - Dec. 31          9.505758    19.087872
  Percentage increase
    (decrease) in
    unit value* (a)                     (5)%(b)       3%

1992

  Beginning unit value - Jan. 1            **      18.018283
  Reinvested capital gains
    and dividends                                    .801196
  Unrealized gain (loss)                            (.016609)
  Contract charges                                  (.239025)
  Ending unit value - Dec. 31                      18.563845
  Percentage increase
    (decrease) in
    unit value* (a)                                    3%


   *An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) These investment options were not utilized

          for the entire year indicated.

  **This investment option was not available or was not utilized.

                                  73 of 118

--------------------------------------------------------------------------------
                                                           Schedule I, continued

                          NATIONWIDE VARIABLE ACCOUNT

                               NON-TAX QUALIFIED

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1994, 1993 AND 1992


                                                       NWBdFd             NWFund              NWGroFd           NWMyMkt
                                                       ------             ------              -------           -------
1994
   Beginning unit value - Jan. 1                     $33.845410          47.312558          54.333269          22.456439
------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains and dividends              2.307668           4.604779           2.065716            .834547
------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                             (5.040000)         (4.333421)         (1.276404)           .000000
------------------------------------------------------------------------------------------------------------------------
   Contract charges                                    (.412996)          (.612403)          (.707242)          (.296305)
------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                       $30.700082          46.971513          54.415339          22.994681
------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease) in
      unit value*                                         (9)%              (1)%                0%                2%
========================================================================================================================

1993

   Beginning unit value - Jan. 1                     $30.971200          44.897247          49.448867          22.181323
------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains and dividends              2.447737           3.386294           1.932560            .567483
------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                               .861084           (.387333)          3.626496            .000000
------------------------------------------------------------------------------------------------------------------------
   Contract charges                                    (.434611)          (.583650)          (.674654)          (.292367)
------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                       $33.845410          47.312558          54.333269          22.456439
------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease) in
      unit value*                                          9%                5%                10%                 1%
========================================================================================================================

1992

   Beginning unit value - Jan. 1                     $29.061793          44.182806          47.133788          21.773734
------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains and dividends              2.511492           2.072087           1.933862            .695865
------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                              (.213146)          (.792298)          1.002838            .000000
------------------------------------------------------------------------------------------------------------------------
   Contract charges                                    (.388939)          (.565348)          (.621621)          (.288276)
------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                       $30.971200          44.897247          49.448867          22.181323
------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease) in
      unit value*                                          7%                2%                 5%                 2%
========================================================================================================================

* An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.


See accompanying independent auditors' report.

--------------------------------------------------------------------------------
                                  74 of 118

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company (a wholly owned subsidiary of Nationwide Corporation) and subsidiaries as of December 31, 1994 and 1993, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1994. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Participating insurance and the related surplus are discussed in note 13. The Company and its counsel are of the opinion that the ultimate ownership of the participating surplus in excess of the contemplated equitable policyholder dividends belongs to the shareholder. The accompanying consolidated financial statements are presented on such basis.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1994 and 1993, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1994, in conformity with generally accepted accounting principles.

As discussed in note 2 to the consolidated financial statements, in 1994 the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities.

In 1993, the Company adopted the provisions of SFAS No. 109, Accounting for Income Taxes and SFAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 27, 1995










                                  75 of 118

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                          Consolidated Balance Sheets

                           December 31, 1994 and 1993
                                (000's omitted)

                                     Assets                                                1994                1993
                                     ------                                             -----------         ----------
Investments (notes 5, 8 and 9):
   Securities available-for-sale, at fair value:
      Fixed maturities (cost $8,318,865 in 1994)                                        $ 8,045,906                 -
      Equity securities (cost $18,373 in 1994; $8,263 in 1993)                               24,713            16,593
   Fixed maturities held-to-maturity, at amortized cost (fair value $3,602,310
      in 1994; $10,886,820 in 1993)                                                       3,688,787        10,120,978
   Mortgage loans on real estate                                                          4,222,284         3,871,560
   Real estate                                                                              252,681           253,831
   Policy loans                                                                             340,491           315,898
   Other long-term investments                                                               63,914           118,490
   Short-term investments (note 14)                                                         131,643            41,797
                                                                                        -----------       -----------
                                                                                         16,770,419        14,739,147
                                                                                        -----------       -----------

Cash                                                                                          7,436            21,835
Accrued investment income                                                                   220,540           190,886
Deferred policy acquisition costs                                                         1,064,159           811,944
Deferred Federal income tax                                                                  36,515                 -
Other assets                                                                                790,603           636,161
Assets held in Separate Accounts (note 8)                                                12,222,461         9,006,388
                                                                                        -----------       -----------
                                                                                        $31,112,133        25,406,361
                                                                                        ===========       ===========

                      Liabilities and Shareholder's Equity
                      ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                        16,321,461        14,092,255
Policyholders' dividend accumulations                                                       338,058           322,686
Other policyholder funds                                                                     72,770            71,959
Accrued Federal income tax (note 7):
   Current                                                                                   13,126            12,294
   Deferred                                                                                       -            31,659
                                                                                        -----------       -----------
                                                                                             13,126            43,953
                                                                                        -----------       -----------

Other liabilities                                                                           235,778           217,952
Liabilities related to Separate Accounts (note 8)                                        12,222,461         9,006,388
                                                                                        -----------       -----------
                                                                                         29,203,654        23,755,193
                                                                                        -----------       -----------

Shareholder's equity (notes 3, 4, 7 and 13):
   Capital shares, $1 par value.  Authorized 5,000 shares, issued and
     outstanding 3,815 shares                                                                 3,815             3,815
   Paid-in additional capital                                                               622,753           422,753
   Unrealized gains (losses) on securities available-for-sale, net of adjustment to deferred policy acquisition costs of $82,525 ($0 in 1993) and net of
     deferred Federal income tax benefit of $64,425 ($1,583 expense in 1993)               (119,668)            6,747
   Retained earnings                                                                      1,401,579         1,217,853
                                                                                        -----------       -----------
                                                                                          1,908,479         1,651,168
                                                                                        -----------       -----------
Commitments and contingencies (notes 9 and 16)
                                                                                        $31,112,133        25,406,361
                                                                                        ===========       ===========

See accompanying notes to consolidated financial statements.



                                  76 of 118

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                       Consolidated Statements of Income

                  Years ended December 31, 1994, 1993 and 1992
                                (000's omitted)

                                                                            1994             1993             1992
                                                                         ----------       ----------       ----------
Revenues (note 17):
   Traditional life insurance premiums                                   $  209,538          215,715          226,888
   Accident and health insurance premiums                                   324,524          312,655          430,009
   Universal life and investment product policy charges                     239,021          188,057          148,464
   Net investment income (note 5)                                         1,289,501        1,204,426        1,120,157
   Net ceded commissions from disposition of credit life and
     credit accident and health business (note 12)                                -                -           27,115
   Realized gains (losses) on investments (notes 5 and 14)                  (16,384)         113,673          (19,315)
                                                                         ----------       ----------       ----------
                                                                          2,046,200        2,034,526        1,933,318
                                                                         ----------       ----------       ----------
Benefits and expenses:
   Benefits and claims                                                    1,279,763        1,236,906        1,319,735
   Provision for policyholders' dividends on participating
     policies (note 13)                                                      46,061           53,189           61,834
  Amortization of deferred policy acquisition costs                          94,744          102,134           99,197
  Other operating costs and expenses                                        352,402          329,396          321,993
                                                                         ----------       ----------       ----------
                                                                          1,772,970        1,721,625        1,802,759
                                                                         ----------       ----------       ----------
          Income before Federal income tax and cumulative
            effect of changes in accounting principles                      273,230          312,901          130,559
                                                                         ----------       ----------       ----------

Federal income tax (note 7):
   Current expense                                                           79,847           75,124           47,402
   Deferred expense (benefit)                                                 9,657           31,634          (13,660)
                                                                         ----------       ----------       ----------
                                                                             89,504          106,758           33,742
                                                                         ----------       ----------       ----------

          Income before cumulative effect of changes in
            accounting principles                                           183,726          206,143           96,817

Cumulative effect of changes in accounting principles,
   net of tax (note 3)                                                            -            5,365                -
                                                                         ----------       ----------       ----------
          Net income                                                     $  183,726          211,508           96,817
                                                                         ==========       ==========       ==========



         See accompanying notes to consolidated financial statements.



                                  77 of 118

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1994, 1993 and 1992
                                (000's omitted)

                                                                        Unrealized
                                                                      gains (losses)
                                                        Paid-in       on securities                             Total
                                        Capital       additional      available-for-        Retained        shareholder's
                                         shares         capital         sale, net           earnings           equity
                                       ---------      -----------     --------------       ----------       -------------
1992:
   Balance, beginning of year           $  3,815         311,753              96,048          933,179           1,344,795
   Dividends paid to shareholder               -               -                   -           (5,846)             (5,846)
   Net income                                  -               -                   -           96,817              96,817
   Unrealized losses on equity
     securities, net of deferred
     Federal income tax                        -               -              (5,524)               -              (5,524)
                                       ---------      -----------     --------------       ----------       -------------
   Balance, end of year                 $  3,815         311,753              90,524        1,024,150           1,430,242
                                       =========      ===========     ==============       ==========       =============

1993:
   Balance, beginning of year              3,815         311,753              90,524        1,024,150           1,430,242
   Capital contributions                       -         111,000                   -                -             111,000
   Dividends paid to shareholder               -               -                   -          (17,805)            (17,805)
   Net income                                  -               -                   -          211,508             211,508
   Unrealized losses on equity
     securities, net of deferred
     Federal income tax                        -               -             (83,777)               -             (83,777)
                                       ---------      -----------     --------------       ----------       -------------
   Balance, end of year                 $  3,815         422,753               6,747        1,217,853           1,651,168
                                       =========      ===========     ==============       ==========       =============

1994:
   Balance, beginning of year              3,815         422,753               6,747        1,217,853           1,651,168
   Capital contribution                        -         200,000                   -                -             200,000
   Net income                                  -               -                   -          183,726             183,726
   Adjustment for change in
     accounting for certain
     investments in debt and
     equity securities, net of
     adjustment to deferred policy
     acquisition costs and deferred
     Federal income tax (note 3)               -               -             216,915                -             216,915
  Unrealized losses on securities
     available-for-sale, net of
     adjustment to deferred policy
     acquisition costs and deferred
     Federal income tax                        -               -            (343,330)               -            (343,330)
                                       ---------      -----------     --------------       ----------       -------------
  Balance, end of year                 $   3,815         622,753            (119,668)       1,401,579           1,908,479
                                       =========      ===========     ==============       ==========       =============



See accompanying notes to consolidated financial statements.


                                  78 of 118

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                     Consolidated Statements of Cash Flows

                  Years ended December 31, 1994, 1993 and 1992
                                (000's omitted)

                                                                              1994             1993             1992
                                                                           ----------       ----------       ----------
Cash flows from operating activities:
  Net income                                                               $  183,726          211,508           96,817
  Adjustments to reconcile net income to net cash provided by operating activities:
      Capitalization of deferred policy acquisition costs                    (264,434)        (191,994)        (177,928)
      Amortization of deferred policy acquisition costs                        94,744          102,134           99,197
      Amortization and depreciation                                             6,207           11,156            5,607
      Realized losses (gains) on invested assets, net                          15,949         (113,648)          19,092
      Deferred Federal income tax benefit                                      (2,166)          (6,006)         (13,105)
      Increase in accrued investment income                                   (29,654)         (4,218)          (11,518)
      (Increase) decrease in other assets                                    (112,566)        (549,277)           6,132
      Increase in policyholder account balances                             1,038,641          509,370           19,087
      Increase in policyholders' dividend accumulations                        15,372           17,316           18,708
      Increase (decrease) in accrued Federal income tax payable                   832           16,838          (15,723)
      Increase in other liabilities                                            17,826           26,958           73,512
      Other, net                                                              (19,303)         (11,745)         (10,586)
                                                                           ----------       ----------       ----------
        Net cash provided by operating activities                             945,174           18,392          109,292
                                                                           ----------       ----------       ----------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                     579,067                -                -
  Proceeds from sale of securities available-for-sale                         247,876          247,502           27,844
  Proceeds from maturity of fixed maturities held-to-maturity                 516,003        1,192,093        1,030,397
  Proceeds from sale of fixed maturities                                            -           33,959          123,422
  Proceeds from repayments of mortgage loans on real estate                   220,744          146,047          259,659
  Proceeds from sale of real estate                                            46,713           23,587           22,682
  Proceeds from repayments of policy loans and
     sale of other invested assets                                            134,998           59,643           99,189
  Cost of securities available-for-sale acquired                           (2,569,672)         (12,550)         (12,718)
  Cost of fixed maturities held-to-maturity acquired                         (675,835)      (2,016,831)      (2,687,975)
  Cost of mortgage loans on real estate acquired                             (627,025)        (475,336)        (654,403)
  Cost of real estate acquired                                                (15,962)          (8,827)        (137,843)
  Policy loans issued and other invested assets acquired                     (118,012)         (76,491)         (97,491)
                                                                           ----------       ----------       ----------
      Net cash used in investing activities                                (2,261,105)        (887,204)      (2,027,620)
                                                                           ----------       ----------       ----------

Cash flows from financing activities:
  Proceeds from capital contributions                                         200,000          111,000                -
  Dividends paid to shareholder                                                     -          (17,805)          (5,846)
  Increase in universal life and investment product account balances        3,640,958        2,249,740        2,468,236
  Decrease in universal life and investment product account balances       (2,449,580)      (1,458,504)        (575,180)
                                                                           ----------       ----------       ----------
      Net cash provided by financing activities                             1,391,378          884,431        1,887,210
                                                                           ----------       ----------       ----------

Net increase (decrease) in cash and cash equivalents                           75,447           15,619          (31,118)

Cash and cash equivalents, beginning of year                                   63,632           48,013           79,131
                                                                           ----------       ----------       ----------
Cash and cash equivalents, end of year                                     $  139,079           63,632           48,013
                                                                           ==========       ==========       ==========



See accompanying notes to consolidated financial statements.



                                  79 of 118

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                   Notes to Consolidated Financial Statements
                        December 31, 1994, 1993 and 1992
                                (000 s omitted)

(1)     Organization and Description of Business
        ----------------------------------------
        Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Corp.). Wholly-owned subsidiaries of NLIC include Financial Horizons Life Insurance Company (FHLIC), West Coast Life Insurance Company (WCLIC), National Casualty Company and subsidiaries (NCC), Nationwide Financial Services, Inc. (NFS), and effective December 31, 1994, Employers Life Insurance Company of Wausau and subsidiary (ELICW). NLIC and its subsidiaries are collectively referred to as "the Company".

        NLIC, FHLIC, WCLIC and ELICW are life and accident and health insurers and NCC is a property and casualty insurer. The Company is licensed in all 50 states, the District of Columbia, the Virgin Islands and Puerto Rico. The Company offers a full range of life, health and annuity products through exclusive agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

        The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

            LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

            CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

            INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)     Summary of Significant Accounting Policies
        ------------------------------------------
        The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. See note 4.

        In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the period. Actual results could differ significantly from those estimates.

        The estimates susceptible to significant change are those used in determining the liability for future policy benefits and claims and those used in determining valuation allowances for mortgage loans on real estate and real estate. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.


                                  80 of 118

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


                 (a) Consolidation Policy
                     --------------------

                     The December 31, 1994, 1993 and 1992 consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries FHLIC, WCLIC, NCC and NFS. The December 31, 1994 consolidated balance sheet also includes the accounts of ELICW, which was acquired by NLIC effective December 31, 1994. See Note 14. All significant intercompany balances and transactions have been eliminated.

                 (b) Valuation of Investments and Related Gains and Losses
                     -----------------------------------------------------

                     Prior to January 1, 1994, the Company classified fixed maturities in accordance with the then existing accounting standards, and accordingly, fixed maturity securities were carried at amortized cost, adjusted for amortization of premium or discount, since the Company had both the ability and intent to hold those securities until maturity. Equity securities were carried at fair value with the unrealized gains and losses, net of deferred Federal income tax, reported as a separate component of shareholder's equity.

                     In May 1993, the Financial Accounting Standards Board
                     (FASB) issued STATEMENT OF FINANCIAL ACCOUNTING
                     STANDARDS NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES (SFAS 115). SFAS 115 requires fixed maturities and equity securities to be classified as either held-to-maturity, available-for-sale, or trading. The Company has no trading securities. The Company adopted SFAS 115 as of January 1, 1994, with no effect on consolidated net income. See note 3 regarding the effect on consolidated shareholder's equity.

                     Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred Federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

                     Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Loans in foreclosure and loans considered in-substance foreclosed as of the balance sheet date are placed on non-accrual status and written down to the fair value of the existing property to
                     derive a new cost basis.   Real estate is carried at
                     cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

                     Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

                     In May, 1993, the FASB issued STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 114 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN (SFAS 114). SFAS 114, which was amended by STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 118 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN - INCOME RECOGNITION AND
                     DISCLOSURE in October, 1994, requires the measurement of impaired loans be based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. The impact on the consolidated financial statements of adopting SFAS 114 as amended is not expected to be material. Previously issued consolidated financial statements shall not be restated. The Company will adopt SFAS 114 as amended in 1995.
                                  81 of 118

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


                 (c) Revenues and Benefits
                     ---------------------

                     TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due and collected. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

                     UNIVERSAL LIFE AND INVESTMENT PRODUCTS: Universal life products include universal life, variable universal life and other interest-sensitive life insurance policies. Investment products consist primarily of individual and group deferred annuities, annuities without life contingencies and guaranteed investment contracts. Revenues for universal life and investment products consist of cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances and interest credited to policy account balances.

                     ACCIDENT AND HEALTH INSURANCE: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

                 (d) Deferred Policy Acquisition Costs
                     ---------------------------------

                     The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For traditional life and individual health insurance products, these deferred acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For universal life and investment products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Beginning January 1, 1994, deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. See note 2(b).

                 (e) Separate Accounts
                     -----------------

                     Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

                 (f) Future Policy Benefits
                     ----------------------

                     Future policy benefits for traditional life and individual health policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

                     Future policy benefits for annuity policies in the accumulation phase, universal life and variable universal life policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

                     Future policy benefits and claims for group long-term disability policies are the present value (primarily discounted at 5.5%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health policies are not discounted.


                                  82 of 118

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

                 (g) Participating Business
                     ----------------------
                     Participating business represents approximately 45%
                     (48% in 1993 and 1992) of the Company's ordinary life insurance in force, 72% (72% in 1993; 71% in 1992)
                     of the number of policies in force, and 41% (45% in 1993 and 1992) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued. Dividend scales are approved by the Board of Directors.

                     Income attributable to participating policies in excess of policyholder dividends is accounted for as belonging to the shareholder. See note 13.

                 (h) Federal Income Tax
                     ------------------
                     NLIC, FHLIC, WCLIC and NCC file a consolidated Federal income tax return with Nationwide Mutual Insurance Company
                     (NMIC), the majority shareholder of Corp. Through 1994, ELICW filed a consolidated Federal income tax return with Employers Insurance of Wausau A Mutual Company.
                     Beginning in 1995, ELICW will file a separate Federal income tax return.

                     In 1993, the Company adopted STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 109 - ACCOUNTING FOR INCOME TAXES, which required a change from the deferred method of accounting for income tax of APB Opinion 11 to the asset and liability method of accounting for income tax. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards.
                     Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

                     Prior to 1993, the Company applied the deferred method of accounting for income tax which recognized deferred income tax for income and expense items that are reported in different years for financial reporting purposes and income tax purposes using the tax rate applicable for the year of calculation. Under the deferred method, deferred tax is not adjusted for subsequent changes in tax rates. See note 7.

                     The Company has reported the cumulative effect of the change in method of accounting for income tax in the 1993 consolidated statement of income. See note 3.

                 (i) Reinsurance Ceded
                     -----------------
                     Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

                 (j) Cash Equivalents
                     ----------------
                     For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

                 (k) Reclassification
                     ----------------
                     Certain items in the 1993 and 1992 consolidated financial statements have been reclassified to conform to the 1994 presentation.


                                  83 of 118

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

(3)     Changes in Accounting Principles
        --------------------------------

        Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of a new accounting standard by the FASB as described in Note 2(b). As of January 1, 1994, the company classified fixed maturity securities with amortized cost and fair value of $6,593,844 and $7,024,736, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

           Excess of fair value over amortized cost of fixed maturity
              securities available-for-sale                                       $430,892
           Adjustment to deferred policy acquisition costs                         (97,177)
           Deferred Federal income tax                                            (116,800)
                                                                                  --------
                                                                                  $216,915
                                                                                  ========

        During 1993, the Company adopted accounting principles in connection with the issuance of two accounting standards by the FASB. The effect as of January 1, 1993, the date of adoption, has been recognized in the 1993 consolidated statement of income as the cumulative effect of changes in accounting principles, as follows:

           Asset/liability method of recognizing income tax (note 7)              $ 26,344
           Accrual method of recognizing postretirement benefits other
              than pensions (net of tax benefit of $11,296), (note 11)             (20,979)
                                                                                  --------
                  Net cumulative effect of changes in accounting principles       $  5,365
                                                                                  ========

(4)     Basis of Presentation
        ---------------------
        The consolidated financial statements have been prepared in accordance with GAAP. Annual Statements for NLIC and FHLIC, WCLIC, ELICW and NCC, filed with the Department ofInsurance of the State of Ohio, California Department of Insurance, Wisconsin Insurance Department and Michigan Bureau of Insurance, respectively, are prepared on the basis of accounting practices prescribed or permitted by such regulatory authorities. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

        The following reconciles the statutory net income of NLIC as reported to regulatory authorities to the net income as shown in the accompanying consolidated financial statements:

                                                                                     1994           1993            1992
                                                                                   --------        -------         -------
           Statutory net income                                                    $ 76,532        185,943          33,812
           Adjustments to restate to the basis of GAAP:
                 Consolidating statutory net income of subsidiaries                  14,350         19,545          21,519
                 Increase in deferred policy acquisition costs, net                 167,166         89,860          78,731
                 Future policy benefits                                             (76,310)       (70,640)        (63,355)
                 Deferred Federal income tax (expense) benefit                       (9,657)       (31,634)         13,660
                 Equity in earnings of affiliates                                     1,013          7,121           4,618
                 Valuation allowances and other than temporary
                   declines accounted for directly in surplus                         6,275         (6,638)          3,402
                 Interest maintenance reserve                                        (7,332)        13,754           7,588
                 Cumulative effect of changes in accounting principles,
                   net of tax                                                             -          5,365               -
                 Other, net                                                          11,689         (1,168)         (3,158)
                                                                                   --------        -------         -------
                    Net income per accompanying consolidated
                       statements of income                                        $183,726        211,508          96,817
                                                                                   ========        =======         =======

                                  84 of 118

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        The following reconciles the statutory capital shares and surplus of NLIC as reported to regulatory authorities to the shareholder's equity as shown in the accompanying consolidated financial statements:

                                                                                      1994            1993           1992
                                                                                   ----------       --------       --------
           Statutory capital shares and surplus                                    $1,262,861        992,631        647,307
           Add (deduct) cumulative effect of adjustments:
                 Deferred policy acquisition costs                                  1,064,159        811,944        722,084
                 Nonadmitted assets and furniture and equipment charged to
                   income in the year of acquisition, net of accumulated
                   depreciation                                                        16,120         22,573         15,712
                 Asset valuation reserve                                              153,387        105,596        138,727
                 Interest maintenance reserve                                          18,843         21,069          7,315
                 Future policy benefits                                              (310,302)      (238,231)      (167,591)
                 Deferred Federal income tax, including effect of changes in
                   accounting principles in 1993                                       36,515        (31,659)       (82,724)
                 Cumulative effect of change in accounting principles for
                   postretirement benefits other than pensions, gross                       -        (32,275)             -
                 Difference between amortized cost and fair value of fixed
                  maturity securities available-for-sale, gross                      (272,959)             -              -
                 Other, net                                                           (60,145)          (480)       149,412
                                                                                   ----------     ----------     ----------
                     Shareholder's equity per accompanying consolidated
                        balance sheets                                             $1,908,479      1,651,168      1,430,242
                                                                                   ==========     ==========     ==========

(5)     Investments
        -----------

        An analysis of investment income by investment type follows for the years ended December 31:

                                                                                      1994            1993           1992
                                                                                   ----------       --------       --------
           Gross investment income:
               Securities available-for-sale:
                 Fixed maturities                                                  $  674,346              -              -
                 Equity securities                                                        550          7,230          6,949
               Fixed maturities held-to-maturity                                      193,009        800,255        754,876
               Mortgage loans on real estate                                          376,783        364,810        334,769
               Real estate                                                             40,280         39,684         27,410
               Short-term                                                               6,990          5,080          7,298
               Other                                                                   42,831         33,832         30,717
                                                                                   ----------       --------       --------
                     Total investment income                                        1,334,789      1,250,891      1,162,019
           Less investment expenses                                                    45,288         46,465         41,862
                                                                                   ----------     ----------     ----------
                     Net investment income                                         $1,289,501      1,204,426      1,120,157
                                                                                   ==========     ==========     ==========


        An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturities held-to-maturity follows for the years ended December 31:

                                                                                      1994            1993           1992
                                                                                   ----------       --------       --------
           Securities available-for-sale:
              Fixed maturities                                                    $  (703,851)             -              -
              Equity securities                                                        (1,990)      (128,837)        (9,195)
           Fixed maturities held-to-maturity                                         (421,427)       223,392         17,774
                                                                                  -----------       --------       --------
                                                                                  $(1,127,268)        94,555          8,579
                                                                                  ===========       ========       ========




                                  85 of 118

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


        An analysis of realized gains (losses) on investments by investment type follows for the years ended December 31:

                                                                                      1994            1993           1992
                                                                                   ----------       --------       --------
           Realized on disposition of investments:
             Securities available-for-sale:
                Fixed maturities                                                     $(13,720)             -              -
                Equity securities                                                       1,427        129,728          7,215
             Fixed maturities                                                               -         21,159         13,399
             Mortgage loans on real estate                                            (16,130)       (17,763)       (30,334)
             Real estate and other                                                      5,765        (12,813)       (12,997)
                                                                                   ----------       --------       --------
                                                                                      (22,658)       120,311        (22,717)
                                                                                   ----------       --------       --------


           Valuation allowances:
             Securities available-for-sale:
                Fixed maturities                                                        6,600              -              -
             Fixed maturities                                                               -           (934)         1,792
             Mortgage loans on real estate                                             (4,332)       (10,478)        (5,969)
             Real estate and other                                                      4,006          4,774          7,579
                                                                                   ----------       --------       --------
                                                                                        6,274         (6,638)         3,402
                                                                                   ----------       --------       --------
                                                                                     $(16,384)       113,673        (19,315)
                                                                                   ==========       ========       ========

        The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows as of December 31, 1994:

                                                                                    Gross           Gross
                                                                  Amortized        unrealized     unrealized        Estimated
                                                                     cost            gains          losses         fair value
                                                                 -----------       ----------     ----------       ----------
          Securities available-for-sale
          -----------------------------
            Fixed maturities:
              US Treasury securities and obligations of US
                government corporations and agencies              $  393,156           1,794         (18,941)         376,009
              Obligations of states and political
                subdivisions                                           2,202              55             (21)           2,236
              Debt securities issued by foreign governments          177,910             872          (9,205)         169,577
              Corporate securities                                 4,201,738          50,405        (128,698)       4,123,445
              Mortgage-backed securities                           3,543,859          18,125        (187,345)       3,374,639
                                                                 -----------       ----------     ----------       ----------
                  Total fixed maturities                           8,318,865          71,251        (344,210)       8,045,906
            Equity securities                                         18,373           6,636            (296)          24,713
                                                                 -----------       ----------     ----------       ----------
                                                                  $8,337,238          77,887        (344,506)       8,070,619
                                                                 ===========       ==========     ==========       ==========

          Fixed maturity securities held-to-maturity
          ------------------------------------------
              Obligations of states and political
                subdivisions                                      $   11,613              92            (255)          11,450
              Debt securities issued by foreign governments           16,131             111             (39)          16,203
              Corporate securities                                 3,661,043          34,180        (120,566)       3,574,657
                                                                 -----------       ----------     ----------       ----------
                                                                  $3,688,787          34,383        (120,860)       3,602,310
                                                                 ===========       ==========     ==========       ==========


                                  86 of 118

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        The amortized cost and estimated fair value of investments of fixed maturity securities were as follows as of December 31, 1993:

                                                                                    Gross           Gross
                                                                  Amortized        unrealized     unrealized        Estimated
                                                                     cost            gains          losses         fair value
                                                                 -----------       ----------     ----------       ----------
               US Treasury securities and obligations of US
                 government corporations and agencies            $   287,738          18,204          (392)           305,550
               Obligations of states and political
                 subdivisions                                         16,519           2,700            (5)            19,214
               Debt securities issued by foreign governments         137,092           7,719        (1,213)           143,598
               Corporate securities                                6,819,355         647,778       (15,648)         7,451,485
               Mortgage-backed securities                          2,860,274         121,721       (15,022)         2,966,973
                                                                 -----------       ----------     ----------       ----------
                                                                 $10,120,978         798,122       (32,280)        10,886,820
                                                                 ===========       ==========     ==========       ==========

        As of December 31, 1993 the net unrealized gain on equity securities, before providing for deferred Federal income tax, was $8,330, comprised of gross unrealized gains of $8,345 and gross unrealized losses of $15.

        The amortized cost and estimated fair value of fixed maturity securities available-for-sale and fixed maturity securities held-to-maturity as of December 31, 1994, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                      Amortized          Estimated
                                                                        cost            fair value
                                                                     ----------         -----------
           Fixed maturity securities available-for-sale
           --------------------------------------------
           Due in one year or less                                   $  294,779            294,778
           Due after one year through five years                      2,553,825          2,490,886
           Due after five years through ten years                     1,382,311          1,327,089
           Due after ten years                                          544,091            558,514
                                                                     ----------         -----------
                                                                      4,775,006          4,671,267
           Mortgage-backed securities                                 3,543,859          3,374,639
                                                                     ----------         -----------
                                                                     $8,318,865          8,045,906
                                                                     ==========         ===========

           Fixed maturity securities held-to-maturity
           ------------------------------------------
           Due in one year or less                                   $  333,517            333,000
           Due after one year through five years                      1,953,179          1,942,260
           Due after five years through ten years                     1,080,069          1,013,083
           Due after ten years                                          322,022            313,967
                                                                     ----------         -----------
                                                                     $3,688,787          3,602,310
                                                                     ==========         ===========

        Proceeds from the sale of securities available-for-sale during 1994 were $247,876, while proceeds from sales of investments in fixed maturity securities during 1993 were $33,959 ($123,422 during 1992). Gross gains of $3,406 ($2,413 in 1993 and $3,194 in 1992) and gross losses of $21,866 ($39 in 1993 and $513 in 1992) were realized on those sales.

        Investments that were non-income producing for the twelve month period preceding December 31, 1994 amounted to $11,513 ($13,158 for 1993) and consisted of $11,111 ($10,907 in 1993) in real estate and $402 ($2,251 in 1993) in other long-term investments.

        Real estate is presented at cost less accumulated depreciation of $29,275 in 1994 ($24,717 in 1993) and valuation allowances of $27,330 in 1994 ($31,357 in 1993). Other valuation allowances are $0 in 1994 ($6,680 in 1993) on fixed maturities and $47,892 in 1994 ($42,350 in
        1993) on mortgage loans on real estate.


                                  87 of 118

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. Foreclosures of mortgage loans on real estate were $37,187 in 1994 ($39,281 in 1993) and mortgage loans on real estate in process of foreclosure or in-substance foreclosed as of December 31, 1994 totaled $19,878 ($24,658 as of December 31, 1993), which approximates fair value.

        Investments with an amortized cost of $11,137 and $11,383 as of December 31, 1994 and 1993, respectively, were on deposit with various regulatory agencies as required by law.

(6)     Future Policy Benefits and Claims
        ---------------------------------
        The liability for future policy benefits for traditional life and individual health policies has been established based upon the following assumptions:

           Interest rates:  Interest rates vary as follows:

                  Year of issue                                   Life                                     Health
                  -------------                                   ----                                     ------
                  1994                7.2 %, not graded - permanent contracts with loan provisions;         5.0%
                                      6.0%, not graded - all other contracts
                  1984-1993           7.4% to 10.5%, not graded                                             5.0% to 6%
                  1966-1983           6% to 8.1%, graded over 20 years to 4% to 6.6%                        3.5% to 6%
                  1965 and prior      generally lower than post 1965 issues                                 3.5% to 4%

           Withdrawals: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

           Mortality: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

        The liability for future policy benefits for investment contracts (approximately 81% and 80% of the total liability for future policy benefits as of December 31, 1994 and 1993, respectively) has been established based on policy term, interest rates and various contract provisions. The average interest rate credited on investment product policies was 6.5%, 7.0% and 7.5% for the years ended December 31, 1994, 1993 and 1992, respectively.

        Future policy benefits and claims for group long-term disability policies are the present value (primarily discounted at 5.5%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health policies are not discounted.

        Activity in the liability for unpaid claims and claim adjustment expenses is summarized for the years ended December 31:

                                                                  1994           1993           1992
                                                                ---------      --------       --------
           Balance as of January 1                              $591,258        760,312        672,581
              Less reinsurance recoverables                      429,798        547,786        445,934
                                                                ---------      --------       --------
                    Net balance as of January 1                  161,460        212,526        226,647
                                                                ---------      --------       --------
           Incurred related to:
              Current year                                       273,299        309,721        360,545
              Prior years                                        (26,156)       (26,248)       (17,433)
                                                                ---------      --------       --------
                 Total incurred                                  247,143        283,473        343,112
                                                                ---------      --------       --------
           Paid related to:
              Current year                                       175,700        208,978        226,886
              Prior years                                         73,889        125,561        130,347
                                                                ---------      --------       --------
                 Total paid                                      249,589        334,539        357,233
                                                                ---------      --------       --------
           Unpaid claims of ELICW (note 14)                       40,223              -              -
                                                                ---------      --------       --------
                    Net balance as of December 31                199,237        161,460        212,526

              Plus reinsurance recoverables                      457,694        429,798        547,786
                                                                ---------      --------       --------
           Balance as of December 31                            $656,931        591,258        760,312
                                                                ========       ========       ========

                                  88 of 118

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        As a result of changes in estimates for insured events of prior years, the provision for claims and claim adjustment expenses decreased in each of the three years ended December 31, 1994 due to lower-than-anticipated costs to settle accident and health claims.

(7)     Federal Income Tax
        ------------------

        Prior to 1984, the Life Insurance Company Income Tax Act of 1959 as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the consolidated financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The balance of the PSA is approximately $35,344 as of December 31, 1994.

        The Company adopted STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 109 - ACCOUNTING FOR INCOME TAXES (SFAS 109), as of January 1, 1993. See note 3. The 1992 consolidated financial statements have not been restated to apply the provisions of SFAS 109.

        The significant components of deferred income tax expense for the years ended December 31 are as follows:

                                                                       1994           1993
                                                                      ------         ------
           Deferred income tax expense (exclusive of the
              effects of other components listed below)               $9,657         29,930
           Adjustments to deferred income tax assets and
              liabilities for enacted changes in tax laws
              and rates                                                    -          1,704
                                                                      ------         ------
                                                                      $9,657         31,634
                                                                      ======         ======

        For the year ended December 31, 1992, the deferred income tax benefit results from timing differences in the recognition of income and expense for income tax and financial reporting purposes.
        The primary sources of those timing differences were deferred policy acquisition costs (deferred expense of $16,457) and reserves for future policy benefits (deferred benefit of $32,045).

        Total Federal income tax expense for the years ended December 31, 1994, 1993 and 1992 differs from the amount computed by applying the U.S. Federal income tax rate to income before tax as follows:


                                                                 1994                        1993                  1992
                                                                 ----                        ----                  ----
                                                          Amount        %           Amount        %           Amount      %
                                                         -------       ----        --------      ----        -------     ----
           Computed (expected) tax expense               $95,631       35.0        $109,515      35.0        $44,390     34.0
           Tax exempt interest and dividends
              received deduction                            (194)      (0.1)         (2,322)     (0.7)        (4,172)    (3.2)
           Current year increase in U.S. Federal
              income tax rate                                  -          -           1,704       0.5              -        -
           Real estate valuation allowance
              adjustment                                       -          -               -         -         (3,463)    (2.7)
           Other, net                                     (5,933)      (2.1)         (2,139)     (0.7)        (3,013)    (2.3)
                                                         -------       ----        --------      ----        -------     ----
                 Total (effective rate of each
                   year)                                 $89,504       32.8        $106,758      34.1        $33,742     25.8
                                                         =======       ====        ========      ====        =======     ====

        Total Federal income tax paid was $87,576, $58,286 and $63,124 during the years ended December 31, 1994, 1993 and 1992, respectively.

                                  89 of 118

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        The tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31, 1994 and 1993 are as follows:

                                                                              1994            1993
                                                                            --------        ---------
           Deferred tax assets:
              Future policy benefits                                        $124,044          129,995
              Fixed maturity securities available-for-sale                    95,536                -
              Liabilities in Separate Accounts                                94,783           64,722
              Mortgage loans on real estate and real estate                   25,632           24,020
              Other policyholder funds                                         7,137            7,759
              Other assets and other liabilities                              57,528           41,390
                                                                            --------        ---------
                Total gross deferred tax assets                              404,660          267,886
                                                                            --------        ---------


           Deferred tax liabilities:
              Deferred policy acquisition costs                              317,224          243,731
              Fixed maturities, equity securities and other
                 long-term investments                                         3,620           11,137
              Other                                                           47,301           44,677
                                                                            --------        ---------
                Total gross deferred tax liabilities                         368,145          299,545
                                                                            --------        ---------
                      Net deferred tax asset (liability)                    $ 36,515          (31,659)
                                                                            ========        =========

        The Company has determined that valuation  allowances are not necessary as of December 31, 1994 and 1993 and January 1, 1993 (date of adoption of SFAS 109) based on its analysis of future deductible
        amounts.   All future deductible amounts can be offset by future
        taxable amounts or recovery of Federal income tax paid within the statutory carryback period. In addition, for future deductible amounts for securities available-for-sale, affiliates of the Company which are included in the same consolidated Federal income tax return hold investments that could be sold for capital gains that could offset capital losses realized by the Company should securities available-for-sale be sold at a loss.

(8)     Disclosures about Fair Value of Financial Instruments
        -----------------------------------------------------

        STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

        These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

        Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on insurance contracts are provided to make the fair value disclosures more meaningful.

        The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

        The following methods and assumptions were used by the Company in estimating its fair value disclosures:

           CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the balance sheets for these instruments approximate their fair value.

                                  90 of 118

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


           INVESTMENT SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available.
           For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

           SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices.
           The fair value of liabilities related to Separate Accounts is the amount payable on demand.

           MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is valued at the estimated fair value of the underlying collateral.

           INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

           POLICY RESERVES ON INSURANCE CONTRACTS: Included are disclosures for individual life, universal life and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

           POLICYHOLDERS DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER
           FUNDS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

        Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on insurance contracts were as follows as of December 31:

                                                                    1994                             1993
                                                                    ----                             ----
                                                       Carrying         Estimated        Carrying         Estimated
                                                        amount         fair value         amount         fair value
                                                      -----------      -----------      -----------      -----------
        Assets
        ------
        Investments:
          Securities available-for-sale:
            Fixed maturities                          $ 8,045,906        8,045,906                -                -
            Equity securities                              24,713           24,713           16,593           16,593
          Fixed maturities held-to-maturity             3,688,787        3,602,310       10,120,978       10,886,820
          Mortgage loans on real estate                 4,222,284        4,173,284        3,871,560        4,175,271
          Policy loans                                    340,491          340,491          315,898          315,898
          Short-term investments                          131,643          131,643           41,797           41,797
        Cash                                                7,436            7,436           21,835           21,835
        Assets held in Separate Accounts               12,222,461       12,222,461        9,006,388        9,006,388

        Liabilities
        -----------
        Investment contracts                           12,189,894       11,657,556       10,332,661       10,117,288
        Policy reserves on insurance contracts          3,170,085        2,934,384        2,945,120        2,873,503
        Policyholders' dividend accumulations             338,058          338,058          322,686          322,686
        Other policyholder funds                           72,770           72,770           71,959           71,959
        Liabilities related to Separate Accounts       12,222,461       11,807,331        9,006,388        8,714,586



                                  91 of 118

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


(9)     Additional Financial Instruments Disclosures
        --------------------------------------------

        FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

        Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $243,200 extending into 1995 were outstanding as of December 31, 1994.

        SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (23% in 1993) in any geographic area and no more than 2%
        (2% in 1993) with any one borrower. The summary below depicts loans by remaining principal balance as of each December 31:

                                                                                                 Apartment
                                                Office            Warehouse       Retail          & other           Total
                                               --------           ---------      ---------       ---------        ----------
             1994:
               East North Central              $109,233            103,499         540,686         191,489           944,907
               East South Central                24,298             10,803         127,845          76,897           239,843
               Mountain                           3,150             13,770         140,358          39,682           196,960
               Middle Atlantic                   61,299             53,285         140,847          30,111           285,542
               New England                       10,536             43,282         139,131               4           192,953
               Pacific                          195,393            210,930         397,911          68,768           873,002
               South Atlantic                    87,150             81,576         424,150         210,354           803,230
               West North Central               127,760             11,766          80,854           4,738           225,118
               West South Central                51,013             84,796         184,923         194,788           515,520
                                               --------           ---------      ---------       ---------        ----------
                                               $669,832            613,707       2,176,705         816,831         4,277,075
                                               ========           =========      =========       =========
                  Less valuation allowances and unamortized discount                                                  54,791
                                                                                                                  ----------
                       Total mortgage loans on real estate, net                                                   $4,222,284
                                                                                                                  ==========
             1993:
               East North Central              $109,208           108,478          470,755         158,964           847,405
               East South Central                27,562             1,460          117,341          69,991           216,354
               Mountain                           3,228             4,742          105,560          23,065           136,595
               Middle Atlantic                   56,664            52,766          132,821          15,414           257,665
               New England                       10,565            48,398          142,530               8           201,501
               Pacific                          174,409           185,116          389,428          65,497           814,450
               South Atlantic                   112,640            58,165          391,102         238,337           800,244
               West North Central               104,933            13,458           78,408           3,917           200,716
               West South Central                50,955            47,103          183,420         161,033           442,511
                                               --------           ---------        -------       ---------        ----------
                                               $650,164           519,686        2,011,365         736,226         3,917,441
                                               ========           =========      =========       =========
                  Less valuation allowances and unamortized discount                                                  45,881
                                                                                                                  ----------
                       Total mortgage loans on real estate, net                                                   $3,871,560
                                                                                                                  ==========


                                  92 of 118

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


(10)    Pension Plan
        ------------

        NLIC, FHLIC, WCLIC, NCC, and NFS participate together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of any three consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

        Pension costs charged to operations by the Company during the years ended December 31, 1994, 1993 and 1992 were $10,451, $6,702 and
        $4,613, respectively.

        The Company's net accrued pension expense as of December 31, 1994 and 1993 was $1,836 and $1,472, respectively.

        The net periodic pension cost for the plan as a whole for the years ended December 31, 1994, 1993 and 1992 follows:

                                                                       1994             1993             1992
                                                                     --------         --------         --------
            Service cost (benefits earned during the period)          $64,740           47,694           44,343
            Interest cost on projected benefit obligation              73,951           70,543           68,215
            Actual return on plan assets                              (21,495)        (105,002)         (62,307)
            Net amortization and deferral                             (62,150)          20,832          (24,281)
                                                                     --------         --------         --------
               Net periodic pension cost                              $55,046           34,067           25,970
                                                                     ========         ========         ========

        Basis for measurements, net periodic pension cost:

            Weighted average discount rate                               5.75%           6.75%            7.25%
            Rate of increase in future compensation levels               4.50%           4.75%            5.25%
            Expected long-term rate of return on plan assets             7.00%           7.50%            8.00%

        Information regarding the funded status of the plan as a whole as of December 31, 1994 and 1993 follows:

                                                                                1994             1993
                                                                             ----------       ----------
                     Accumulated benefit obligation:
                        Vested                                               $  914,850          972,475
                        Nonvested                                                 7,570           10,227
                                                                             ----------       ----------
                                                                             $  922,420          982,702
                                                                             ==========       ==========
                     Projected benefit obligation for
                        services rendered to date                             1,305,547        1,292,477
                     Plan assets at fair value                                1,241,771        1,208,007
                                                                             ----------       ----------
                     Plan assets less than projected benefit
                        obligation                                              (63,776)         (84,470)
                     Unrecognized prior service cost                             46,201           49,551
                     Unrecognized net losses                                     39,408           55,936
                     Unrecognized net assets at January 1, 1987                 (21,994)         (24,146)
                                                                             ----------       ----------
                          Net accrued pension expense                        $     (161)          (3,129)
                                                                             ==========       ==========

                 Basis for measurements, funded status of plan:

                     Weighted average discount rate                               7.50%            5.75%
                     Rate of increase in future compensation levels               6.75%            4.50%



                                  93 of 118

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


(11)    Postretirement Benefits Other Than Pensions
        -------------------------------------------

        In addition to the defined benefit pension plan, NLIC, FHLIC, WCLIC, NCC and NFS participate with other affiliated companies in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement life insurance contributions are based on age and coverage amount of each retiree. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. The accounting for the health care plan anticipates future cost-sharing changes to the written plan that are consistent with the Company's expressed intent to increase the retiree contribution amount annually for expected health care inflation. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. The Company began funding in 1994. Plan assets are invested in group annuity contracts of NLIC.

        Effective January 1, 1993, the Company adopted the provisions of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 106 - EMPLOYERS' ACCOUNTING FOR POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (SFAS 106), which requires the accrual method of accounting for postretirement life and health care insurance benefits based on actuarially determined costs to be recognized over the period from the date of hire to the full eligibility date of employees who are expected to qualify for such benefits. Postretirement benefit cost for 1992, which was recorded on a cash basis, has not been restated.

        The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation as of January 1, 1993. Accordingly, a noncash charge of $32,275 ($20,979 net of related income tax benefit) was recorded in the consolidated statement of income as a
        cumulative effect of a change in accounting principle.   See note 3.
        The adoption of SFAS 106, including the cumulative effect of the change in accounting principle, increased the expense for postretirement benefits by $35,277 to $36,544 in 1993. Net periodic postretirement benefit cost for 1994 was $4,627. The Company's accrued postretirement benefit obligation as of December 31, 1994 and 1993 was $36,001 and $35,277, respectively.

        Actuarial assumptions for the measurement of the December 31, 1994 accumulated postretirement benefit obligation include a discount rate of 8% and an assumed health care cost trend rate of 11%, uniformly declining to an ultimate rate of 6% over 12 years.

        Actuarial assumptions for the measurement of the December 31, 1993 accumulated postretirement benefit obligation and the 1994 net periodic postretirement benefit cost include a discount rate of 7% and an assumed health care cost trend rate of 12%, uniformly declining to an ultimate rate of 6% over 12 years.

        Actuarial assumptions used to determine the accumulated postretirement benefit obligation as of January 1, 1993 and the 1993 net periodic postretirement benefit cost include a discount rate of 8% and an assumed health care cost trend rate of 14%, uniformly declining to an ultimate rate of 6% over 12 years.

        Information regarding the funded status of the plan as a whole as of December 31, 1994 and 1993 follows:

                                                                                             1994             1993
                                                                                          ---------        ---------
           Accumulated postretirement benefit obligation:
              Retirees                                                                    $  76,677           90,312
              Fully eligible, active plan participants                                       22,013           24,833
              Other active plan participants                                                 59,089           84,103
                                                                                          ---------        ---------
                 Accumulated postretirement benefit obligation                              157,779          199,248
              Plan assets at fair value                                                      49,012                -
                                                                                          ---------        ---------
                 Plan assets less than accumulated postretirement benefit
                   obligation                                                              (108,767)        (199,248)
              Unrecognized net (gains) losses                                               (41,497)          15,128
                                                                                          ---------        ---------
                 Accrued postretirement benefit obligation                                $(150,264)        (184,120)
                                                                                          =========        =========

                                  94 of 118

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued
        The amount of net periodic postretirement benefit cost for the plan as a whole for the years ended December 31, 1994 and 1993 is as follows:

                                                                                                   1994            1993
                                                                                                 -------         -------
           Net periodic postretirement benefit cost:
              Service cost - benefits attributed to employee service during the year             $ 8,586            7,090
              Interest cost on accumulated postretirement benefit obligation                      14,011           13,928
              Actual return on plan assets                                                        (1,622)               -
              Net amortization and deferral                                                        1,622                -
                                                                                                 -------           ------
                 Net periodic postretirement benefit cost                                        $22,597           21,018
                                                                                                 =======           ======

        The health care cost trend rate assumption has a significant effect on the amounts reported. A one percentage point increase in the assumed health care cost trend rate would increase the accumulated postretirement benefit obligation as of December 31, 1994 and 1993 by $8,109 and $15,621, respectively, and the net periodic postretirement benefit cost for the years ended December 31, 1994 and 1993 by $866 and $2,377, respectively.

(12)    Portfolio Transfer of Credit Life and Credit Accident and Health
        ----------------------------------------------------------------
        On March 13, 1992, WCLIC entered into an assignment and assumption agreement with American Bankers Life Assurance Company of Florida (ABLAC) under which ABLAC assumed, by portfolio transfer, substantially all of WCLIC's credit life and accident and health policies in force as of January 1, 1992. A pre-tax loss of approximately $15,000 was recognized from this transaction in 1992. The loss represents approximately $34,000 of amortization of deferred policy acquisition costs, less approximately $27,000 in ceded commissions earned, plus death benefits incurred and other expenses. Under the terms defined in the assignment and assumption agreement, WCLIC is contingently liable for adverse development of claims activity up to a defined limit. As of December 31, 1994, WCLIC has provided for a contingent liability based on the development of claims experience through December 31, 1994. As of December 31, 1993, WCLIC had provided for the maximum contingent liability in the absence of conclusive claims experience development.

(13)    Regulatory Risk-Based Capital, Retained Earnings and Dividend
        -------------------------------------------------------------
        Restrictions
        ------------

        Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance subsidiaries exceed the minimum risk-based capital requirements.

        In accordance with the requirements of the New York statutes, the Company has agreed with the Superintendent of Insurance of that state that so long as participating policies and contracts are held by residents of New York, no profits on participating policies and contracts in excess of the larger of (a) ten percent of such profits or
        (b) fifty cents per year per thousand dollars of participating life insurance in force, exclusive of group term, at the year-end shall inure to the benefit of the shareholders. Such New York statutes further provide that so long as such agreement is in effect, such excess of profits shall be exhibited as "participating policyholders' surplus" in annual statements filed with the Superintendent and shall be used only for the payment or apportionment of dividends to participating policyholders at least to the extent required by statute or for the purpose of making up any loss on participating policies.

        In the opinion of counsel for the Company, the ultimate ownership of the entire surplus, however classified, of the Company resides with the shareholder, subject to the usual requirements under state laws and regulations that certain deposits, reserves and minimum surplus be maintained for the protection of the policyholders until all policy contracts are discharged.


                                  95 of 118

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        Based on the opinion of counsel with respect to the ownership of its surplus, the Company is of the opinion that the earnings attributable to participating policies in excess of the amounts paid as dividends to policyholders belong to the shareholder rather than the policyholders, and such earnings are so treated by the Company.

        The amount of shareholder's equity other than capital shares was $1,904,664, $1,647,353, and $1,426,427 as of December 31,
        1994, 1993 and 1992, respectively. The amount thereof not presently available for dividends to the shareholder due to the New York restrictions and to adjustments relating to GAAP was $929,934, $954,037 and $841,583 as of December 31, 1994, 1993 and 1992,
        respectively.

        Ohio law limits the payment of dividends to shareholders. The maximum dividend that may be paid by the Company without prior approval of the Director of the Department of Insurance of the State of Ohio is limited to the greater of statutory gain from operations of the preceding calendar year or 10% of statutory shareholder's surplus as of the prior December 31. Therefore, $1,707,110, of shareholder's equity, as presented in the accompanying consolidated financial statements, is restricted as to dividend payments in 1995.

        California law limits the payment of dividends to shareholders of WCLIC. The maximum dividend that may be paid by WCLIC without prior approval of the Commissioner of the State of California Department of Insurance is limited to the greater of WCLIC's statutory net income of the preceding calendar year or 10% of WCLIC's statutory shareholder's surplus as of the prior December 31. Therefore, $126,489 of WCLIC's shareholder's equity is restricted as to dividend payments in 1995.

        Wisconsin law limits the payment of dividends to shareholders of ELICW. The maximum dividend that may be paid by ELICW without prior approval of the Commissioner of the State of Wisconsin is limited to the greater of ELICW's statutory net income of the preceding calendar year or 10% of ELICW s statutory surplus as of the prior December 31, Therefore, $135,369 of ELICW's shareholder's equity is restricted as to dividend payments in 1995.

        Michigan law limits the payment of dividends to shareholders of NCC. The maximum dividend that may be paid by NCC without prior approval of the Commissioner of the State of Michigan Bureau of Insurance is limited to the greater of NCC's statutory net income, not including realized capital gains, of the preceding calendar year or 10% of NCC's statutory shareholder's surplus as of the prior December 31. Therefore, $66,564 of NCC's shareholder's equity is restricted as to dividend payments in 1995. In addition, prior approval is not required for a dividend which does not increase gross leverage to a point in excess of the United States consolidated industry average for the most recent available year.

(14)    Transactions With Affiliates
        ----------------------------
        Effective December 31, 1994, NLIC purchased all of the outstanding shares of ELICW from Wausau Service Corporation (WSC) for an amount approximating $165,000, subject to specified adjustments, if any, subsequent to year end. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. An accrual approximating $10,000 is reflected in the accompanying consolidated balance sheet. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC.

        The deferred compensation annuity line of business of the Company is primarily sold through Public Employees Benefit Services Corporation (PEBSCO). The Company paid PEBSCO commissions and administrative fees of $26,699, $22,681 and $20,146 in 1994, 1993 and
        1992, respectively.  PEBSCO is a wholly owned subsidiary of Corp.

        The Company and NEA Valuebuilder Investor Services, Inc. (NEAVIS) have contracted with the National Education Association (NEA) to provide individual annuity contracts to be marketed exclusively to members of the NEA. The Company paid NEAVIS a marketing development fee of $11,095, $9,229 and $6,426 in 1994, 1993 and 1992, respectively.
        NEAVIS is a wholly owned subsidiary of Corp.

        The Company shares home office, other facilities, equipment and common management and administrative services with affiliates.


                                  96 of 118

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


        The Company participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1994 and 1993 were not material.

        During 1993, the Company sold equity securities with a market value $194,515 to NMIC, resulting in a realized gain of $122,823. With the proceeds, the Company purchased securities with a market value of $194,139 and cash of $376 from NMIC.

        Intercompany reinsurance contracts exist between NLIC and NMIC, NLIC and WCLIC, NLIC and NCC, WCLIC and NMIC and WCLIC and
        ELICW as of December 31, 1994. These contracts are immaterial to the consolidated financial statements.

        NCC participates in several 100% quota share reinsurance agreements with NMIC. NCC serves as the licensed insurer as required for an affiliated excess and surplus lines company and cedes 100% of direct written premiums to NMIC. In 1989, NCC transferred 100% of assets and unearned premiums and loss reserves related to a discontinued block of assumed reinsurance to NMIC (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%). Effective January 1, 1993, NCC entered into a 100% quota share reinsurance agreement to cede to NMIC 100% of all written premiums not subject to any other reinsurance agreements.

        As a result of these agreements, and in accordance with STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 113 - ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS, the following amounts are included in the consolidated financial statements as of December 31, 1994 and 1993 for reinsurance ceded:

                                                                    1994             1993
                                                                  --------         --------
           Reinsurance recoverable                                $575,721          533,401
           Unearned premium reserves                              (118,092)        (102,644)
           Loss and claim reserves                                (371,974)        (352,303)
           Loss and expense reserves                               (85,655)         (78,454)
                                                                  --------         --------
                                                                  $      0                0
                                                                  ========         ========

        The ceding of reinsurance does not discharge the original insurer from primary liability to its policyholder. The insurer which assumes the coverage assumes the related liability and it is the practice of insurers to treat insured risks, to the extent of reinsurance ceded, as though they were risks for which the original insurer is not liable. Management believes the financial strength of NMIC reduces to an acceptable level any risk to NCC under these intercompany reinsurance agreements.

        The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash
        Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $92,531 and $28,683 at December 31, 1994 and 1993, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

(15)    Bank Lines of Credit
        --------------------

        As of December 31, 1994 and 1993, NLIC had $120,000 of confirmed but unused bank lines of credit which support a $100,000 commercial paper borrowing authorization. Additionally, NFS had $27,000 of confirmed but unused bank lines of credit.


                                  97 of 118

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


(16)    Contingencies
        -------------

        The  Company is a defendant in various lawsuits.   In the
        opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(17)    Major Lines of Business
        -----------------------

        The Company operates in the life and accident and health lines of business in the life insurance and property and casualty insurance industries. Life insurance operations include whole life, universal life, variable universal life, endowment and term life insurance and annuity contracts issued to individuals and groups. Accident and health operations also provide coverage to individuals and groups.

        The following table summarizes the revenues and income before Federal income tax and cumulative effect of changes in accounting principles for the years ended December 31, 1994, 1993 and 1992 and assets as of December 31, 1994, 1993 and 1992, by line of business.

                                                                                  1994              1993             1992
                                                                              -----------       ----------       ----------
            Revenues:
                 Life insurance                                               $ 1,577,809        1,479,956        1,406,417
                 Accident and health                                              345,544          339,764          475,290
                 Investment income allocated to capital and surplus               122,847          214,806           51,611
                                                                              -----------        ---------        ---------
                      Total                                                   $ 2,046,200        2,034,526        1,933,318
                                                                              ===========        =========        =========
            Income before Federal income tax and cumulative
                effect of changes in accounting principles:
                 Life insurance                                                   141,650           83,917           78,627
                 Accident and health                                               13,220           15,043              436
                 Investment income allocated to capital and surplus               118,360          213,941           51,496
                                                                              -----------        ---------        ---------
                      Total                                                   $   273,230          312,901          130,559
                                                                              ===========        =========        =========
            Assets:
                 Life insurance                                                28,351,628       22,982,186       19,180,561
                 Accident and health                                              852,026          773,007          343,535
                 Capital and surplus                                            1,908,479        1,651,168        1,430,242
                                                                              -----------        ---------        ---------
                      Total                                                   $31,112,133       25,406,361       20,954,338
                                                                              ===========        =========        =========

        Included in life insurance revenues are premiums from certain annuities with life contingencies of $20,134 ($35,341 and $54,066 for the years ended December 31, 1993 and 1992, respectively) as well as universal life and investment product policy charges of $239,021 ($188,057 and $148,464 for the years ended December 31, 1993 and 1992 respectively) for the year ended December 31, 1994.

        Allocations of investment income and certain general expenses were based on a number of assumptions and estimates, and reported operating results would change by line if different methods were applied. Investment income and realized gains allocable to policyholders in 1994 were $1,193,292 and $1,775, respectively.

(18)    Subsequent Event
        ----------------

        On January 30, 1995, FHLIC received approval from the Ohio Secretary of State to change its name to Nationwide Life and Annuity Insurance Company.


                                  98 of 118

PART C. OTHER INFORMATION

Item 24.      FINANCIAL STATEMENTS AND EXHIBITS                                                 PAGE
             (a)  Financial Statements:


                 (1) Financial statements and schedule included in Prospectus
                      (Part A):

                      Condensed Financial Information for each of                                 20
                      the years in the ten year period ended
                      December 31, 1994.

                 (2) Financial statements and schedule included in Part B:

                      Those financial statements and schedule                                     64
                      required by Item 23 to be included in Part B
                      have been incorporated therein by reference
                      to the Prospectus (Part A).

              Nationwide Variable Account:

                      Independent Auditors' Report.                                               64

                      Statement of Assets, Liabilities and Contract                               65
                      Owners' Equity as of December 31, 1994.

                      Statements of Operations and Changes in                                     67
                      Contract Owners' Equity for the years ended
                      December 31, 1994, 1993 and 1992.

                      Notes to Financial Statements.                                              68

                      Schedule 1.                                                                 69

              Nationwide Life Insurance Company:

                      Independent Auditors' Report.                                               75

                      Consolidated Balance Sheets as of December                                  76
                      31, 1994 and 1993.

                      Consolidated Statements of Income for the                                   77
                      years ended December 31, 1994, 1993 and
                      1992.

                      Consolidated Statements of Shareholder's                                    78
                      Equity for the years ended December 31,
                      1994, 1993 and 1992.

                      Consolidated Statements of Cash Flows for                                   79
                      the years ended December 31, 1994, 1993
                      and 1992.

                      Notes to Consolidated Financial Statements.                                 80





                                  99 of 118

Item 24.      (b) Exhibits

                       (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement, and hereby incorporated by reference.

                       (2)  Not Applicable

                       (3) Underwriting or Distribution of contracts between the Registrant and Principal Underwriter - Filed previously with the Registration Statement, and hereby incorporated by reference.

                       (4) The form of the variable annuity contract -Filed previously with Post-Effective Amendment No. 19 to the Registration Statement and hereby incorporated by reference.

                       (5) Variable Annuity Application - Filed previously with Post-Effective Amendment No. 19 to the Registration Statement, and hereby incorporated by reference.

                       (6) Articles of Incorporation of Depositor Filed previously with the Registration Statement, and hereby incorporated by reference.

                       (7)  Not Applicable

                       (8)  Not Applicable

                       (9) Opinion of Counsel - Filed previously with the Registration Statement, and hereby incorporated by reference.

                      (10)  Not Applicable

                      (11)  Not Applicable

                      (12)  Not Applicable

                      (13)  Not Applicable


                                 100 of 118

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olivet, NC  28365

                          Willard J. Engel                                       Director
                          1100 East Main Street
                          Marshall, MN 56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH 44691

                          Peter F. Frenzer                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Charles L. Fuellgraf, Jr.                              Director
                          600 South Washington Street
                          Butler, PA  16001

                          Henry S. Holloway                                   Chairman of the
                          1247 Stafford Road                                       Board
                          Darlington, MD  21034

                          D. Richard McFerson                     President and Chief Executive Officer-
                          One Nationwide Plaza                        Nationwide Insurance Enterprise
                          Columbus, OH  43215                                  and Director

                          David O. Miller                                        Director
                          115 Sprague Drive
                          Hebron, Ohio  43025

                          C. Roy Noecker                                         Director
                          2770 State Route 674 South
                          Ashville, OH 43103

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026

                          Robert H. Rickel                                       Director
                          P.O. Box 319
                          Bayview, ID  83803



                                 101 of 118

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Arden L. Shisler                                       Director
                          2724 West Lebanon Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Nancy C. Thomas                                        Director
                          10835 Georgetown Street NE
                          Louisville, OH  44641

                          Harold W. Weihl                                        Director
                          14282 King Road
                          Bowling Green, OH  43402

                          Gordon E. McCutchan                            Executive Vice President,
                          One Nationwide Plaza                          Law and Corporate Services
                          Columbus, OH  43215                                  and Secretary

                          Robert A. Oakley                             Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, Ohio  43215


                          James E. Brock                                  Senior Vice President -
                          One Nationwide Plaza                         Investment Product Operations
                          Columbus, OH  43215

                          W. Sidney Druen                            Senior Vice President and General
                          One Nationwide Plaza                        Counsel and Assistant Secretary
                          Columbus, OH  43215

                          Harvey S. Galloway, Jr.                  Senior Vice President-Chief Actuary-
                          One Nationwide Plaza                          Life, Health, and Annuities
                          Columbus, OH  43215

                          Richard A. Karas                             Senior Vice President - Sales
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215

                          Carl J. Santillo                                 Senior Vice President
                          One Nationwide Plaza                          Life and Health Operations
                          Columbus, OH  43215

                          Michael D. Bleiweiss                                Vice President-
                          One Nationwide Plaza                             Deferred Compensation
                          Columbus, OH  43215




                                 102 of 118

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Matthew S. Easley                                  Vice President -
                          One Nationwide Plaza                         Annuity and Pension Actuarial
                          Columbus, OH  43215

                          Ronald L. Eppley                                    Vice President-
                          One Nationwide Plaza                                   Pensions
                          Columbus, OH  43215

                          Timothy E. Murphy                              Vice President-Strategic
                          One Nationwide Plaza                              Planning/Marketing
                          Columbus, Ohio  43215

                          R. Dennis Noice                                     Vice President-
                          One Nationwide Plaza                        Individual Investment Products
                          Columbus, OH  43215

                          Joseph P. Rath                                     Vice President -
                          One Nationwide Plaza                           Associate General Counsel
                          Columbus, OH  43215


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
                * Subsidiaries for which separate financial statements are filed

                ** Subsidiaries included in the respective consolidated financial statements

                *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

                ****  other subsidiaries


                                 103 of 118


                                                                         NO. VOTING SECURITIES
                                                                         (SEE ATTACHED CHART)
                                                                           UNLESS OTHERWISE
                      COMPANY                   STATE OF ORGANIZATION         INDICATED          PRINCIPAL BUSINESS
    Nationwide Mutual Insurance Company                  Ohio                                    Insurance Company
    (Casualty)

    Nationwide Mutual Fire Insurance Company             Ohio                                    Insurance Company

    Nationwide Investing Foundation                    Michigan                                  Investment Company

    Nationwide Insurance Enterprise Foundation           Ohio                                    Membership Non-Profit
                                                                                                 Corporation

    Nationwide Insurance Golf Charities, Inc.            Ohio                                    Membership Non-Profit
                                                                                                 Corporation

    Farmland Mutual Insurance Company                    Iowa                                    Insurance Company

    F & B, Inc.                                          Iowa                                    Insurance Agency

    Farmland Life Insurance Company                      Iowa                                    Life Insurance Company

    Nationwide Agribusiness Insurance Company            Iowa                                    Insurance Company

    Colonial Insurance Company of California          California                                 Insurance Company

    Nationwide General Insurance Company                 Ohio                                    Insurance Company

    Nationwide Property & Casualty Insurance             Ohio                                    Insurance Company
    Company

**  Nationwide Life and Annuity Insurance                Ohio                                    Life Insurance Company
    Company

    Scottsdale Insurance Company                         Ohio                                    Insurance Company

    Scottsdale Indemnity Company                         Ohio                                    Insurance Company

    Neckura Insurance Company                          Germany                                   Insurance Company

    Neckura Life Insurance Company                     Germany                                   Life Insurance Company

    Neckura General Insurance Company                  Germany                                   Insurance Company

    Columbus Service, GMBH                             Germany                                   Insurance Broker

    Auto-Direkt Insurance Company                      Germany                                   Insurance Company

    Neckura Holding Company                            Germany                                   Administrative service for
                                                                                                 Neckura Insurance Group

    SVM Sales GMBH, Neckura Insurance Group            Germany                                   Sales support for Neckura
                                                                                                 Insurance Group



                                 104 of 118

                                                                        NO. VOTING SECURITIES
                                                                     (SEE ATTACHED CHART)
                                                                       UNLESS OTHERWISE
                  COMPANY                   STATE OF ORGANIZATION          INDICATED        PRINCIPAL BUSINESS
Lone Star General Agency, Inc.                      Texas                                    Insurance Agency

Colonial County Mutual Insurance Company            Texas                                    Insurance Company

Nationwide Communications Inc.                       Ohio                                    Radio Broadcasting Business

Nationwide Community Urban Redevelopment             Ohio                                    Redevelopment of blighted
Corporation                                                                                  areas within the City of
                                                                                             Columbus, Ohio

Insurance Intermediaries, Inc.                       Ohio                                    Insurance Broker and
                                                                                             Insurance Agency

Nationwide Cash Management Company                   Ohio                                    Investment Securities Agent

California Cash Management Company                California                                 Investment Securities Agent

Nationwide Development Company                       Ohio                                    Owns, leases and manages
                                                                                             commercial real estate

Allnations, Inc.                                     Ohio                                    Promotes cooperative
                                                                                             insurance corporations
                                                                                             worldwide

Gates, McDonald & Company of New York              New York                                  Workers Compensation Claims
                                                                                             Administration

Nationwide Indemnity Company                         Ohio                                    Reinsurance Company

NWE, Inc.                                            Ohio                                    Special Investments



                                 105 of 118

                                                                       NO. VOTING SECURITIES
                                                                       (SEE ATTACHED CHART)
                                                                         UNLESS OTHERWISE
                    COMPANY                   STATE OF ORGANIZATION          INDICATED         PRINCIPAL BUSINESS
  Nationwide Corporation                               Ohio                                    Organized for the purpose of
                                                                                               acquiring, holding,
                                                                                               encumbering, transferring,
                                                                                               or otherwise disposing of
                                                                                               shares, bonds, and other
                                                                                               evidences of indebtedness,
                                                                                               securities, and contracts of
                                                                                               other persons, associations,
                                                                                               corporations, domestic or
                                                                                               foreign and to form or
                                                                                               acquire the control of other
                                                                                               corporations

  Nationwide Health Care Corporation                   Ohio                                    Develops and operates

                                                                                               Managed Care Delivery System

  InHealth, Inc.                                       Ohio                                    Health Maintenance
                                                                                               Organization (HMO)

  InHealth Agency, Inc.                                Ohio                                    Insurance Agency

  InHealth Management Systems, Inc.                    Ohio                                    Develops and operates

                                                                                               Managed Care Delivery System

**West Coast Life Insurance Company                 California                                 Life Insurance Company

  Gates, McDonald & Company                            Ohio                                    Cost Control Business

  Gates, McDonald & Company of Nevada                 Nevada                                   Self-Insurance
                                                                                               Administration, Claims
                                                                                               Examining, and Data
                                                                                               Processing Services

  Nationwide Investors Services, Inc.                  Ohio                                    Stock Transfer Agent

  Leber Direkt Insurance Company                     Germany                                   Life Insurance Company

**Nationwide Life Insurance Company                    Ohio                                    Life Insurance Company



                                 106 of 118

                                                                         NO. VOTING SECURITIES
                                                                         (SEE ATTACHED CHART)
                                                                           UNLESS OTHERWISE
                      COMPANY                   STATE OF ORGANIZATION          INDICATED         PRINCIPAL BUSINESS

**  Nationwide Property Management, Inc.                 Ohio                                    Owns, leases, manages and
                                                                                                 deals in Real Property.

**  MRM Investments, Inc.                                Ohio                                    Owns and operates a
                                                                                                 Recreational Ski Facility

**  National Casualty Company                          Michigan                                  Insurance Company

**  Nationwide Financial Services, Inc.                  Ohio                                    Registered Broker-Dealer,
                                                                                                 Investment Manager and
                                                                                                 Administrator

*   Nationwide Separate Account Trust               Massachusetts                                Investment Company

*   Nationwide Investing Foundation II              Massachusetts                                Investment Company

*   Financial Horizons Investment Trust             Massachusetts                                Investment Company

    PEBSCO Securities Corp.                            Oklahoma                                  Registered Broker-Dealer in
                                                                                                 Deferred Compensation Market

**  National Premium and Benefit                       Delaware                                  Insurance Administrative
    Administration Company                                                                       Services

    Public Employees Benefit Services                  Delaware                                  Marketing and Administration
    Corporation                                                                                  of Deferred Employee
                                                                                                 Compensation Plans for
                                                                                                 Public Employees

    PEBSCO of Massachusetts Insurance Agency,       Massachusetts                                Markets and Administers
    Inc.                                                                                         Deferred Compensation Plans
                                                                                                 for Public Employees



                                 107 of 118


                                                                     NO. VOTING SECURITIES
                                                                      (SEE ATTACHED CHART)
                                                                        UNLESS OTHERWISE
                  COMPANY                    STATE OF ORGANIZATION         INDICATED          PRINCIPAL BUSINESS
Public Employees Benefit Services                   Alabama                                   Markets and Administers
Corporation of Alabama                                                                        Deferred Compensation Plans
                                                                                              for Public Employees

Public Employees Benefit Services                   Montana                                   Markets and Administers
Corporation of Montana                                                                        Deferred Compensation Plans
                                                                                              for Public Employees

PEBSCO of Texas, Inc.                                Texas                                    Markets and Administers
                                                                                              Deferred Compensation Plans
                                                                                              for Public Employees

Public Employees Benefit Services                  Arkansas                                   Markets and Administers
Corporation of Arkansas                                                                       Deferred Compensation Plans
                                                                                              for Public Employees

Public Employees Benefit Services                 New Mexico                                  Markets and Administers
Corporation of New Mexico                                                                     Deferred Compensation Plans
                                                                                              for Public Employees

Wausau Lloyds                                        Texas                                    Texas Lloyds Company

Wausau Service Corporation                         Wisconsin                                  Holding Company

American Marine Underwriters, Inc.                  Florida                                   Underwriting Manager

Greater La Crosse Health Plans, Inc.               Wisconsin                                  Writes Commercial Health and
                                                                                              Medicare Supplement Insurance

Wausau Business Insurance Company                  Illinois                                   Insurance Company

Wausau Preferred Health Insurance Company          Wisconsin                                  Insurance and Reinsurance
                                                                                              Company

Wausau Insurance Co. Limited (U.K.)             United Kingdom                                Insurance and Reinsurance
                                                                                              Company

Wausau Underwriters Insurance Company              Wisconsin                                  Insurance Company

Employers Life Insurance Company of Wausau         Wisconsin                                  Life Insurance Company



                                 108 of 118


                                                                     NO. VOTING SECURITIES
                                                                      (SEE ATTACHED CHART)
                                                                        UNLESS OTHERWISE
                  COMPANY                    STATE OF ORGANIZATION         INDICATED          PRINCIPAL BUSINESS
Employers Insurance of Wausau                      Wisconsin                                  Insurance Company
A Mutual Company

Wausau General Insurance Company                   Illinois                                   Insurance Company

Countrywide Services Corporation                   Delaware                                   Products Liability,
                                                                                              Investigative and Claims
                                                                                              Management Services

Wausau International Underwriters                 California                                  Special Risks, Excess and
                                                                                              Surplus Lines Insurance
                                                                                              Underwriting Manager

Companies Agency, Inc. (Wisconsin)                 Wisconsin                                  Insurance Broker

Companies Agency Insurance Services of            California                                  Insurance Broker
California, Inc.

Companies Agency of Idaho, Inc.                      Idaho                                    Insurance Broker

Key Health Plan, Inc.                             California                                  Pre-paid health plans

Pension Associates of Wausau, Inc.                 Wisconsin                                  Pension plan administration,
                                                                                              record keeping and
                                                                                              consulting and compensation
                                                                                              consulting

Companies Agency of Phoenix, Inc.                   Arizona                                   Insurance Broker

Companies Agency of Illinois, Inc.                 Illinois                                   Acts as Collection Agent for
                                                                                              Policies placed through
                                                                                              Brokers

Companies Agency of Kentucky, Inc.                 Kentucky                                   Insurance Broker

Companies Agency of Alabama, Inc.                   Alabama                                   Insurance Broker

Companies Agency of Pennsylvania, Inc.           Pennsylvania                                 Insurance Broker

Companies Agency of Massachusetts, Inc.          Massachusetts                                Insurance Broker



                                 109 of 118


                                                                     NO. VOTING SECURITIES
                                                                      (SEE ATTACHED CHART)
                                                                        UNLESS OTHERWISE
                  COMPANY                    STATE OF ORGANIZATION         INDICATED          PRINCIPAL BUSINESS
Companies Agency of New York, Inc.                 New York                                   Insurance Broker

Nationwide Financial Institution Distributors      Oklahoma                                   Life Insurance Agency
Agency of Oklahoma, Inc.

Nationwide Financial Institution Distributors      Delaware                                   Insurance Agency
Agency, Inc.

Nationwide Financial Institution Distributors        Ohio                                     Insurance Agency
Agency of Ohio, Inc.

Landmark Financial Services of New York,           New York                                   Life Insurance Agency
Inc.

Nationwide Financial Institution Distributors       Alabama                                   Life Insurance Agency
Agency of Alabama, Inc.

Financial Horizons Securities Corporation          Oklahoma                                   Broker Dealer

Affiliate Agency of Ohio, Inc.                       Ohio                                     Life Insurance Agency

Affiliate Agency, Inc.                             Delaware                                   Life Insurance Agency

NEA Valuebuilder Investor Services, Inc.           Delaware                                   Life Insurance Agency

NEA Valuebuilder Investor Services of               Alabama                                   Life Insurance Agency
Alabama, Inc.

NEA Valuebuilder Investor Services of            Massachusetts                                Life Insurance Agency
Massachusetts, Inc.

NEA Valuebuilder Investor Services of Ohio,          Ohio                                     Life Insurance Agency
Inc.

NEA Valuebuilder Investor Services of                Texas                                    Life Insurance Agency
Texas, Inc.

NEA Valuebuilder Investor Services of              Oklahoma                                   Life Insurance Agency
Oklahoma, Inc.

Nationwide Financial Institution Distributors        Texas                                    Life Insurance Agency
Agency of Texas, Inc.

Colonial General Insurance Agency, Inc.             Arizona                                   Insurance Agency

The Beak and Wire Corporation                        Ohio                                     Radio Tower Joint Venture

Video Eagle, Inc.                                    Ohio                                     Operates Several Video Cable
                                                                                              Systems



                                 110 of 118

                                                                         NO. VOTING SECURITIES
                                                                         (SEE ATTACHED CHART)
                                                                           UNLESS OTHERWISE
                      COMPANY                   STATE OF ORGANIZATION          INDICATED         PRINCIPAL BUSINESS
*   MFS Variable Account                                 Ohio          Nationwide Life Separate  Issuer of Annuity Contracts
                                                                       Account

*   Nationwide Multi-Flex Variable Account               Ohio          Nationwide Life Separate  Issuer of Annuity Contracts
                                                                       Account

*   Nationwide Variable Account-II                       Ohio          Nationwide Life Separate  Issuer of Annuity Contracts
                                                                       Account

*   Nationwide Variable Account                          Ohio          Nationwide Life Separate  Issuer of Annuity Contracts
                                                                       Account

*   Nationwide DC Variable Account                       Ohio          Nationwide Life Separate  Issuer of Annuity Contracts
                                                                       Account

*   Separate Account No. 1                               Ohio          Nationwide Life Separate  Issuer of Annuity Contracts
                                                                       Account

*   Nationwide VLI Separate Account                      Ohio          Nationwide Life Separate  Issuer of Life Insurance
                                                                       Account                   Contracts

*   Nationwide Variable Account-3                        Ohio          Nationwide Life Separate  Issuer of Annuity Contracts
                                                                       Account

*   Nationwide VLI Separate Account-2                    Ohio          Nationwide Life Separate  Issuer of Life Insurance
                                                                       Account                   Contracts

*   Nationwide VA Separate Account-A                     Ohio          Nationwide Life and       Issuer of Annuity Contracts
                                                                       Annuity Separate Account

*   Nationwide Variable Account-4                        Ohio          Nationwide Life Separate  Issuer of Annuity Contracts
                                                                       Account

*   Nationwide Variable Account-5                        Ohio          Nationwide Life Separate  Issuer of Annuity Contracts
                                                                       Account

*   NACo Variable Account                                Ohio          Nationwide Life Separate  Issuer of Annuity Contracts
                                                                       Account

*   Nationwide VLI Separate Account-3                    Ohio          Nationwide Life Separate  Issuer of Life Insurance
                                                                       Account                   Contracts

*   Nationwide VL Separate Account-A                     Ohio          Nationwide Life and       Issuer of Life Insurance
                                                                       Annuity Separate Account  Contracts

*   Nationwide Variable Account-6                        Ohio          Nationwide Life Separate  Issuer of Annuity Contracts
                                                                       Account

*   Nationwide Fidelity Advisor Variable                 Ohio          Nationwide Life Separate  Issuer of Annuity Contracts
    Account                                                            Account

*   Nationwide VA Separate Account-C                     Ohio          Nationwide Life and       Issuer of Annuity Contracts
                                                                       Annuity Separate Account

*   Nationwide VA Separate Account-B                     Ohio          Nationwide Life and       Issuer of Annuity Contracts
                                                                       Annuity Separate Account

*   Nationwide VA Separate Account-Q                     Ohio          Nationwide Life and       Issuer of Annuity Contracts
                                                                       Annuity Separate Account

*   Nationwide Variable Account-8                        Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                       Separate Account


                                 111 of 118

                                                 NATIONWIDE INSURANCE ENTERPRISE                                        (left side}
 ______________________
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|     MEMBERSHIP       |
|     NONPROFIT        |
|    CORPORATION       |
|______________________|
 ________________________________________________________________________________________________
|                               EMPLOYERS INSURANCE OF WAUSAU                                    |
|                                    A MUTUAL COMPANY                                            |
|                                                                                                |=================================
|                         Contribution Note          Cost                                        |
|                         -----------------          ----                                        |
|                         Casualty                   $400,000,000                                |
|________________________________________________________________________________________________|
                 |                                    |
    _____________|_________________      _____________|__________________               _____________________
   |      WAUSAU INSURANCE CO.     |    |        WAUSAU SERVICE          |             |                     |
   |        (U.K.) LIMITED         |    |      CORPORATION (WSC)         |             |                     |
   |                               |    |                                |             |    WAUSAU LLOYDS    |
   |  Common Stock:   8,506,800    |    |   Common Stock:   1,000        |             |                     |
   |  -------------   Shares       |    |   -------------   Shares       |=============|                     |
   |                               |    |                                |             |                     |
   |                  Cost         |    |                   Cost         |             |                     |
   |                  ----         |    |                   ----         |             |    A TEXAS LLOYDS   |
   |  Employers--                  |    |   Employers--                  |             |                     |
   |  100%            $15,683,300  |    |   100%            $106,763,000 |             |                     |
   |_______________________________|    |________________________________|             |_____________________|
                                                        |
                                                        |     ______________________________
                                                        |    |        WAUSAU BUSINESS       |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  5,900,000    |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 -----        |
                                                        |    |  WSC-100%       $11,800,000  |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       WAUSAU UNDERWRITERS    |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  8,750        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                  Cost        |
                                                        |    |                  ----        |
                                                        |    |  WSC-100%        $24,560,006 |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       GREATER LA CROSSE      |
                                                        |    |       HEALTH PLANS, INC.     |
                                                        |    |                              |
                                                        |    |  Common Stock:  3,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-33.3%      $861,761     |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF ALABAMA, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $100         |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF KENTUCKY, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  ------------   Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |     OF PENNSYLVANIA, INC.    |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $100         |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |     OF MASSACHUSETTS, INC.   |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF NEW YORK, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |         OF IDAHO, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |          OF PHOENIX          |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |     COUNTRYWIDE SERVICES     |
                                                        |    |          CORPORATION         |
                                                        |    |                              |
                                                        |    |  Common Stock:  100          |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $145,852     |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |         WAUSAU GENERAL       |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  200,000      |
                                                        |____|  ------------   Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $31,000,000  |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |     WAUSAU INTERNATIONAL     |
                                                        |    |         UNDERWRITERS         |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $10,000      |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |      INSURANCE SERVICES      |
                                                        |    |        OF CALIFORNIA         |
                                                        |    |                              |
                                                        |____|  Common Stock:  1,000        |
                                                        |    |  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |        AMERICAN MARINE       |
                                                        |    |   UNDERWRITERS, INC. (AMU)   |
                                                        |    |                              |
                                                        |    |  Common Stock:  20           |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $248,222     |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF ILLINOIS, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  250          |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $2,500       |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________      _____________________________
                                                        |    |    COMPANIES AGENCY, INC.    |    |     PENSION ASSOCIATES      |
                                                        |    |          (WISCONSIN)         |    |       OF WAUSAU, INC.       |
                                                        |    |                              |    |                             |
                                                        |    |  Common Stock:  100          |    |  Common Stock:  1,000       |
                                                        |____|  -------------  Shares       |____|  -------------  Shares      |
                                                             |                              |    |                             |
                                                             |                 Cost         |    |  Companies        Cost      |
                                                             |                 ----         |    |  Agency, Inc.     ----      |
                                                             |  WSC-100%       $10,000      |    |  (Wisconsin) --   $10,000   |
                                                             |______________________________|    |  100%                       |
                                                                                                 |_____________________________|

                                                  NATIONWIDE INSURANCE ENTERPRISE                                (right side)
                                                                                            _________________________________
                                                                                           | NATIONWIDE ENTERPRISE INSURANCE |
                                                                                           |            FOUNDATION           |
                                                                                           |                                 |
                                                                                           |            MEMBERSHIP           |
                                                                                           |            NONPROFIT            |
                                                                                           |           CORPORATION           |
                                                                                           |_________________________________|


    _________________________________________                                               ___________________________
   |                                         |                                             |                           |
===|           NATIONWIDE MUTUAL             |=============================================|     NATIONWIDE MUTUAL     |
   |              (CASUALTY)                 |                                             |            FIRE           |
   |_________________________________________|                                             |___________________________|
                  |               | |   |__________________________________________________________________  :
                  |               | |   |                                                                  | :
    ______________|__________     | |   |    _____________________________                    _____________|_:____________________
   |       ALLNATIONS        |    | |   |   |         NATIONWIDE          |                  |            NATIONWIDE              |
   |                         |    | |   |   |           GENERAL           |                  |            CORPORATION             |
   | Common Stock:  2,939    |    | |   |   |                             |                  |                                    |
   | -------------  Shares   |    | |   |   | Common Stock: 20,000 Shares |                  | Common Stock:           Control    |
   |                         |    | |   |___| -------------               |                  | -------------           -------    |
   |                  Cost   |    | |   |   |                             |                  | $13,092,790             100%       |
   |                  ----   |    | |   |   |                Cost         |                  |                                    |
   | Casualty-26%    $88,320 |    | |   |   |                ----         |                  |          Shares      Cost          |
   | Fire-26%        $88,463 |    | |   |   | Casualty-100%  $5,944,422   |                  |          -----       ----          |
   |_________________________|    | |   |   |_____________________________|                  | Casualty $12,443,280  $710,293,557 |
                                  | |   |                                                    | Fire         649,510    24,007,936 |
    _________________________     | |   |    _____________________________                   |                                    |
   |      FARMLAND MUTUAL    |    | |   |   |     NATIONWIDE PROPERTY     |                  |           (See Page 2)             |
   |     INSURANCE COMPANY   |    | |   |   |        AND CASUALTY         |                  |____________________________________|
   |                         |    | |   |   |                             |
   | Guaranty Fund           |____| |   |   | Common Stock: 60,000 Shares |
   | -------------           |______|   |___| -------------               |
   | Certificate             |          |   |                             |
   | -----------             |          |   |                   Cost      |
   |                         |          |   |                   ----      |
   |                Cost     |          |   | Casualty-100%    $6,000,000 |
   |                ----     |          |   |_____________________________|
   | Casualty       $500,000 |          |
   |_________________________|          |    _____________________________
                   |                    |   |     COLONIAL INS. CO.       |
    _______________|___________         |   |      OF CALIFORNIA          |
   |          F & B, INC.      |        |   |                             |
   |                           |        |   | Common Stock: 1,750 Shares  |
   | Common Stock:    1 Share  |        |___| -------------               |
   | -------------             |        |   |                             |
   |                           |        |   |                 Cost        |
   |                   Cost    |        |   |                 ----        |
   |                   ----    |        |   | Casualty-100%   $11,750,000 |
   | Farmland Mutual-  $10     |        |   |_____________________________|
   | 100%                      |        |
   |___________________________|        |    _____________________________        __________________________
        ____________________________    |   |         SCOTTSDALE          |      |     COLONIAL GENERAL     |
       |       FARMLAND LIFE        |   |   |     INSURANCE COMPANY       |      |  INSURANCE AGENCY, INC.  |
       |     INSURANCE COMPANY      |   |   |                             |      |                          |
       |                            |   |   | Common Stock: 30,136 Shares |      | Common Stock: 1 Share    |
       | Common Stock:  1,000,000   |___|___| -------------               |______| ------------             |
       | -------------  Shares      |   |   |                             |      |                          |
       |                            |   |   |                Cost         |      |              Cost        |
       |                Cost        |   |   |                ----         |      |              ----        |
       |                ----        |   |   | Casualty-100%  $150,000,000 |      | Scottsdale-  $1,082,336  |
       | Casualty-100%  $23,826,196 |   |   |_____________________________|      | 100%                     |
       |____________________________|   |                                        |__________________________|
                                        |    _____________________________
                                        |   |   NATIONWIDE AGRIBUSINESS   |
                                        |   |          INS. CO.           |
                                        |   |                             |
                                        |   | Common Stock:  1,000,000    |
                                        |   | -------------  Shares       |
                                        |   |                             |
                                        |___| Casualty-       Cost        |
                                        |   | 99.9%           ----        |
                                        |   |                 $26,300,981 |
                                        |   | Other Capital:              |
                                        |   | Casualty-                   |
                                        |   | Ptd.            $713,567    |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________                      ______________________________
                                        |   |    NECKURA HOLDING CO.      |                    |          NECKURA             |
                                        |   |        (NECKURA)            |                    |        INSURANCE CO.         |
                                        |   |                             |                    |                              |
                                        |   | Common Stock: 10,000 Shares |                    | Common Stock: 6,000 Shares   |
                                        |___| -------------               |____________________| -------------                |
                                        |   |                             |               |    |                              |
                                        |   |                 Cost        |               |    |               Cost           |
                                        |   |                 ---         |               |    |               ----           |
                                        |   | Casualty-100%   $87,943,140 |               |    | Neckura-100%  DM 6,000,000   |
                                        |   |_____________________________|               |    |______________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |        NECKURA LIFE         |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 4,000 Shares  |
                                        |                                                 |_____| -------------               |
                                        |                                                 |     |                             |
                                        |                                                 |     |                  Cost       |
                                        |                                                 |     |                  ----       |
                                        |                                                 |     | Neckura-100%  DM 15,825,681 |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |      NECKURA GENERAL        |
                                        |                                                 |     |    AUTO INSURANCE CO.       |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1,500 Shares  |
                                        |                                                 |_____| ------------                |
                                        |                                                 |     |                             |
                                        |                                                 |     |               Cost          |
                                        |                                                 |     |               ----          |
                                        |                                                 |     | Neckura-100%  DM 1,656,925  |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |      COLUMBUS SERVICE       |
                                        |                                                 |     |            GmbH             |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1 Share       |
                                        |                                                 |_____| -------------               |
                                        |                                                 |     |                             |
                                        |                                                 |     |                Cost         |
                                        |                                                 |     |                -----        |
                                        |                                                 |     |  Neckura-100%   DM 51,639   |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |        AUTO DIRECT          |
                                        |                                                 |     |        INSURANCE CO.        |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1,500 Shares  |
                                        |                                                 |     | -------------               |
                                        |                                                 |_____|                             |
                                        |                                                 |     |               Cost          |
                                        |                                                 |     |               ----          |
                                        |                                                 |     | Neckura-100%  DM 1,643,149  |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |    _____________________________                |      ____________________________
                                        |   |          NATIONWIDE         |               |     |         SVM SALES          |
                                        |   |          DEVELOPMENT        |               |     |           GmbH             |
                                        |   |                             |               |     |                            |
                                        |   | Common Stock: 99,000 Shares |               |     | Common Stock: 50 Shares    |
                                        |   | -------------               |               |_____| -------------              |
                                        |   |                             |                     |                            |
                                        |___|                Cost         |                     |              Cost          |
                                        |   |                ---          |                     |              ----          |
                                        |   | Casualty-100%  $15,100,000  |                     | Neckura-100%  DM 50,000    |
                                        |   | Other Capital:              |                     |____________________________|
                                        |   | --------------              |
                                        |   | Casualty-Ptd.  $ 2,796,100  |
                                        |   |_____________________________|
                                        |
                                        |
                                        |    _____________________________
                                        |   |          SCOTTSDALE         |
                                        |   |          INDEMNITY          |
                                        |   |                             |
                                        |___| Common Stock: 50,000 Shares |
                                        |   | -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $8,800,000   |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |    NATIONWIDE INDEMNITY     |
                                        |   |                             |
                                        |   | Common Stock: 28,000 Shares |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $294,529,000 |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________        __________________________
                                        |   |          LONE STAR          |      |   COLONIAL COUNTY MUTUAL |
                                        |   |     GENERAL AGENCY, INC.    |      |     INSURANCE COMPANY    |
                                        |   |                             |      |                          |
                                        |   | Common Stock:  1,000 Shares |      | Surplus Debentures:      |
                                        |___| -------------               |______| -------------------      |
                                        |   |                             |______|                          |
                                        |   |                Cost         |      |          Cost            |
                                        |   |                ----         |      |          ----            |
                                        |   | Casualty       $5,000,000   |      | Colonial $500,000        |
                                        |   | 100%                        |      | Lone Star 150,000        |
                                        |   |_____________________________|      |__________________________|
                                        |
                                        |    _____________________________
                                        |   |         NATIONWIDE          |
                                        |   |      COMMUNITY URBAN        |
                                        |   |       REDEVELOPMENT         |
                                        |   |                             |
                                        |   | Common Stock: 10 Shares     |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $1,000       |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |         INSURANCE           |
                                        |   |    INTERMEDIARIES, INC.     |
                                        |   |                             |
                                        |   | Common Stock: 1,615 Shares  |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $1,615,000   |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |         NATIONWIDE          |
                                        |   |      CASH MANAGEMENT        |
                                        |   |                             |
                                        |   | Common Stock: 100 Shares    |
                                        |   | -------------               |
                                        |___|                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-90%   $9,000       |
                                        |   | NW Fin Serv-    1,000       |
                                        |   | 10%                         |
                                        |   |_____________________________|
                                        |
                                        |
                                        |    _____________________________        __________________________
                                        |   |          CALIFORNIA         |      |      VIDEO EAGLE INC.    |
                                        |   |       CASH MANAGEMENT       |      |                          |
                                        |   |                             |      | Common Stock: 750 Shares |
                                        |   | Common Stock:  90 Shares    |      | -------------            |
                                        |___| -------------               |  ____|                          |
                                        |   |                             |  |   |              Cost        |
                                        |   |                Cost         |  |   |              ----        |
                                        |   |                ----         |  |   | NW Comm.-    $0          |
                                        |   | Casualty-100%  $9,000       |  |   | 100%                     |
                                        |   |_____________________________|  |   |__________________________|
                                        |                                    |
                                        |                                    |
                                        |    _____________________________   |    __________________________
                                        |   |          NATIONWIDE         |  |   |       THE BEAK AND       |
                                        |   |     COMMUNICATIONS INC.     |  |   |     WIRE CORPORATION     |
                                        |   |                             |  |   |                          |
                                        |   | Common Stock: 14,750 Shares |  |   | Common Stock: 750 Shares |
                                        |___| -------------               |__|___| -------------            |
                                            |                             |      |                          |
                                            |                Cost         |      |           Cost           |
                                            |                ----         |      |           ----           |
                                            | Casualty-100%  $11,510,000  |      | NW Comm-  $531,000       |
                                            |                             |      | 100%                     |
                                            | Other Capital:              |      |__________________________|
                                            | --------------              |
                                            | Casualty-Ptd.     1,000,000 |
                                            |_____________________________|


                                                                                          Subsidiary Companies     - Solid Line
                                                                                          Associated Companies     - Dotted Line
                                                                                          Contractural Association - Double Line

                                                                                                          December 31, 1994

                                              NATIONWIDE INSURANCE ENTERPRISE                                           (left side)

                                           _______________________________________
                                          |                                       |
                                          |          EMPLOYERS INSURANCE          |___________________________________________
                                          |              OF WAUSAU                |___________________________________________
                                          |           A MUTUAL COMPANY            |
                                          |_______________________________________|













                                                                                                        __________________________
                                                                                                       |
                                                                                           ____________|__________________
                                                                                          |       NATIONWIDE LIFE        |
                                                                                          | Common Stock: 3,814,779      |
                                                                                          | ------------- Shares         |
                                                                                          |                              |
                                                                                          | NW Corp.-    Cost            |
                                                                                          | 100%         ----            |
                                                                                          |              $909,179,664    |
                                                                                          |______________________________|
                                                                                                      |
                     _________________________________________________________________________________|
                    |                                      |                      |
        ____________|____________               ___________|_______________       |        ______________________________
       |        NATIONWIDE       |             |     NATIONAL CASUALTY     |      |       |      FINANCIAL HORIZONS      |
       |    FINANCIAL SERVICES   |             | Common Stock: 100 Shares  |      |       |              LIFE            |
       | Common Stock: 7,676     |             | -------------             |      |       | Common Stock: 66,000         |
 ______| ------------- Shares    |        _____|                           |      |_______| ------------- Shares         |
|  ____|               Cost      |       |     |               Cost        |      |       | NW Life-       Cost          |
| |    |               ----      |       |     |               ----        |      |       | 100%           ----          |
| |    | NW Life-100% $5,996,261 |       |     | NW Life-100%  $66,132,811 |      |       |               $58,070,003    |
| |    |_________________________|       |     |___________________________|      |       |______________________________|
| |                                      |                 | |                    |
| |     _________________________        |      ___________|_|_____________       |
| |    |        NATIONWIDE       |       |     |                           |      |
| |    |    INVESTOR SERVICES    |       |     |                           |      |
| |    | Common Stock: 5 Shares  |       |     |       NCC OF AMERICA,     |      |
| |____| -------------           |       |     |      INC. (INACTIVE)      |      |        ______________________________
| |    |                         |       |     |                           |      |       |        WEST COAST LIFE       |
| |    | NW Fin. Serv.- Cost     |       |     |                           |      |       | Common Stock: 1,000,000      |
| |    |    100%        ----     |       |     |                           |      |       | ------------- Shares         |
| |    |                $5,000   |       |     |                           |      |_______|               Cost           |
| |    |_________________________|       |     |___________________________|      |       |               ----           |
| |                                      |                                        |       | NW Life-100%  $92,762,014    |
| |     _________________________        |      ___________________________       |       |______________________________|
| |    |        NATIONWIDE       |       |     |     HICKEY-MITCHELL       |      |
| |    |        INVESTING        |       |     |    INSURANCE AGENCY       |      |
| |    |       FOUNDATION        |       |     | Common Stock: 101 Shares  |      |
| |____|                         |       |_____|  -----------              |      |
|  ____|                         |             |                           |      |        ______________________________
| |    |                         |             |                Cost       |      |       | EMPLOYERS LIFE INSURANCE CO. |
| |    |                         |             |                ----       |      |       |        OF WAUSAU (EL)        |
| |    |   COMMON LAW TRUST      |             | Nat. Cas.-100% $4,701,200 |      |       |                              |
| |    |_________________________|             |___________________________|      |       | Common Stock: 250,000 Shares |
| |                                                         |                     |_______| -------------                |
| |     _________________________               ____________|______________       |       |                ----          |
| |    |        NATIONWIDE       |             |     NATIONAL PREMIUM &    |      |       | NW Life-100%   $165,627,416  |
| |    |        INVESTING        |             |  BENEFIT ADMINISTRATION   |      |       |______________________________|
| |____|        FOUNDATION II    |             | Common Stock: 10,000      |      |                    |
|  ____|                         |             | ------------  Shares      |      |                    |
| |    |                         |             |                Cost       |      |                    |
| |    |                         |             | Hickey-        ----       |      |         ___________|_________________
| |    |    COMMON LAW TRUST     |             | Mitchell-100%  $1,319,469 |      |        |       WAUSAU PREFERRED      |
| |    |_________________________|             |___________________________|      |        |        HEALTH INS. CO.      |
| |                                                                               |        |                             |
| |                                                                               |        | Common Stock: 200 Shares    |
| |     _________________________                                                 |        | -------------               |
| |    |       NATIONWIDE        |                                                |        |  EL -- 100%   Cost          |
| |____|    SEPARATE ACCOUNT     |                                                |        |               ----          |
|  ____|          TRUST          |                                                |        |              $51,413,193    |
| |    |    COMMON LAW TRUST     |                                                |        |_____________________________|
| |    |_________________________|                                                |
| |                                                                               |
| |                                                                               |
| |     _________________________                                                 |
| |    |   FINANCIAL HORIZONS    |                                                |        ______________________________
| |____|    INVESTMENT TRUST     |                                                |       |           NATIONWIDE         |
|______|         TRUST           |                                                |       |      PROPERTY MANAGEMENT     |
       |    COMMON LAW TRUST     |                                                |       | Common Stock: 59 Shares      |
       |_________________________|                                                |_______| -------------                |
                                                                                  |       |                              |
                                                                                  |       |                Cost          |
                                                                                  |       |                ----          |
                                                                                  |       | NW Life-100%   $1,907,896    |
                                                                                  |       |______________________________|
                                                                                  |                    |
                                                                                  |                    |
                                                                                  |                    |
                                                                                  |                    |
                                                                                  |        ____________|_________________
                                                                                  |       |     MRM INVESTMENTS, INC.    |
                                                                                  |       | Common Stock: 1 Share        |
                                                                                  |       | ------------                 |
                                                                                  |       |                              |
                                                                                  |       |                Cost          |
                                                                                  |       | Nat. Prop.     ----          |
                                                                                  |       | Mgmt.-100%     $550,000      |
                                                                                  |       |______________________________|
                                                                                  |
                                                                                  |
                                                                                  |        ___________________________
                                                                                  |       |        NWE, INC.          |
                                                                                  |       |                           |
                                                                                  |       | Common Stock: 100 Shares  |
                                                                                  |_______|                           |
                                                                                          | NW Life-100% Cost         |
                                                                                          |              ----         |
                                                                                          |             $35,971,375   |
                                                                                          |___________________________|



                                              NATIONWIDE INSURANCE ENTERPRISE                                           (middle)

                                 _______________________________________
                                |                                       |
________________________________|          NATIONWIDE MUTUAL            |___________________________________________________________
________________________________|              (CASUALTY)               |___________________________________________________________
                                |                                       |
                                |_______________________________________|
                                                    |               _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                                  __________________|______________|___
                                 |        NATIONWIDE CORPORATION       |
                                 | Common Stock:     Control:          |
                                 | -------------     -------           |
                                 |  13,092,790         100%            |
                                 |                                     |
                                 |           Shares       Cost         |
                                 |           ------       ----         |
                                 | Casualty  $12,443,280  $710,293,557 |
                                 | Fire          649,510    24,007,936 |
                                 |_____________________________________|
                                                    |
____________________________________________________|______________________________________________________________________________
                   |                                                    |                                          |
        ___________|_______________                        _____________|_____________                 ____________|______________
       |     PUBLIC EMPLOYEES      |                      |      GATES, McDONALD      |               |    FINANCIAL HORIZONS     |
       |    BENEFIT SERV. CORP.    |                      |      & COMPANY (GATES)    |               |  DISTRIBUTORS AGY., INC.  |
 ______| Common Stock: 236,494     |                      | Common Stock: 254 Shares  |               | Common Stock: 1,000 Shares|
|  ____| ------------- Shares      |                      | -------------             |___       _____| -------------             |
| |    |               Cost        |                      |                           |   |     |  ___|                           |
| |    | NW Corp.-     ----        |                      |               Cost        |   |     | |   |               Cost        |
| |    | 100%          $12,830,936 |                      |               ----        |   |     | |   | NW Corp.      ----        |
| |    |___________________________|                      | MW Corp.-     $22,126,323 |   |     | |   | 100%          $19,501,000 |
| |                                                       | 100%                      |   |     | |   |___________________________|
| |                                                       |___________________________|   |     | |
| |                                                                                       |     | |
| |                                                        ___________________________    |     | |
| |     ___________________________                       |   GATES, McDONALD & Co.   |   |     | |    ___________________________
| |    |     PEBSCO SECURITIES     |                      |        OF NEW YORK        |   |     | |   |    FINANCIAL HORIZONS     |
| |    |           CORP.           |                      | Common Stock: 3 Shares    |   |     | |   |     DISTRIBUTORS AGY.     |
| |____| Common Stock: 5,000       |                      | -------------             |___|     | |   |      OF ALABAMA, INC.     |
| |    | ------------- Shares      |                      |                           |   |     | |___| Common Stock: 10,000      |
| |    |                  Cost     |                      |                Cost       |   |     | |   |  -----------  Shares      |
| |    | Pub. Emp. Ben.   ----     |                      |                ----       |   |     | |   |               Cost        |
| |    | Serv.Corp.-100%  $25,000  |                      | Gates-100%     $106,947   |   |     | |   |               ----        |
| |    |___________________________|                      |                           |   |     | |   | FHDAI-100%    $100        |
| |                                                       |___________________________|   |     | |   |___________________________|
| |                                                                                       |     | |
| |                                                                                       |     | |
| |                                                        ___________________________    |     | |
| |     ___________________________                       |  GATES, McDONALD & Co.    |   |     | |
| |    |          PEBSCO OF        |                      |         OF NEVADA         |   |     | |    ___________________________
| |    |         NEW MEXICO        |                      |                           |   |     | |   |    LANDMARK FINANCIAL     |
| |    | Common Stock: 1,000       |                      |   Common Stock: 40 Shares |___|     | |   |        SERVICES OF        |
| |____| ------------- Shares      |                      |                           |         | |   |       NEW YORK, INC.      |
| |    |                   Cost    |                      |   Gates-100%    Cost      |         | |___| Common Stock: 10,000      |
| |    | Pub. Emp. Ben.    ----    |                      |                 ----      |         | |   | ------------- Shares      |
| |    | Serv.Corp.-100%   $1,000  |                      |                 $93,750   |         | |   |               Cost        |
| |    |___________________________|                      |___________________________|         | |   |               ----        |
| |                                                                                             | |   | FHDAI-100%    $10,100     |
| |                                                                                             | |   |___________________________|
| |                                                                                             | |
| |                                                                                             | |
| |     ___________________________                                                             | |
| |    |         PEBSCO OF         |                                                            | |
| |    |         ARKANSAS          |                                                            | |    ___________________________
| |    | Common Stock: 50,000      |                                                            | |   |    FINANCIAL HORIZONS     |
| |____| ------------- Shares      |                                                            | |   |      SECURITIES CORP.     |
| |    |                  Cost     |                                                            | |___| Common Stock: 10,000      |
| |    | Pub. Emp. Ben.   ----     |                                                            | |   | ------------- Shares      |
| |    | Serv.Corp. 100%  $500     |                                                            | |   |               Cost        |
| |    |___________________________|                                                            | |   |               ----        |
| |                                                                                             | |   | FHDAI-100%    $153,000    |
| |                                                                                             | |   |___________________________|
| |                                                                                             | |
| |     ___________________________                                                             | |
| |    |         PEBSCO OF         |                             ___________________________    | |
| |    |          MONTANA          |                            |  AFFILIATE AGENCY, INC.   |   | |    ___________________________
| |____| Common Stock: 500         |                            |                           |   | |   |                           |
| |    | ------------- Shares      |                            |  Common Stock: 100 Shares |__ | |   |     FINANCIAL HORIZONS    |
| |    |                   Cost    |                            |                           |   | |___|        DISTRIBUTORS       |
| |    | Pub. Emp. Ben.    ----    |                            |   FHDAI-100%    Cost      |   |  ___|       AGENCY OF TEXAS,    |
| |    | Serv.Corp.-100%  $500     |                            |                 ----      |   | |   |            INC.           |
| |    |___________________________|                            |                 $100      |   | |   |___________________________|
| |                                                             |___________________________|   | |
| |                                                                                             | |
| |                                                                                             | |
| |     ___________________________                                                             | |    ___________________________
| |    |         PEBSCO OF         |                                                            | |   |                           |
| |    |          ALABAMA          |                                                            | |___|     FINANCIAL HORIZONS    |
| |____| Common Stock: 100,000     |                                                            |  ___|      DISTRIBUTORS AGY.    |
| |    | ------------- Shares      |                                                            | |   |         OF OHIO, INC.     |
| |    |                  Cost     |                                                            | |   |___________________________|
| |    | Pub. Emp. Ben.   ----     |                                                            | |
| |    | Serv.Corp.-100%  $1,000   |                                                            | |
| |    |___________________________|                                                            | |
| |                                                                                             | |
| |     ___________________________                                                             | |
| |    |         PEBSCO OF         |                                                            | |    ___________________________
| |    |       MASSACHUSETTS       |                                                            | |   |                           |
| |    |   INSURANCE AGENY, INC.   |                                                            | |___|    FINANCIAL HORIZONS     |
| |____| Common Stock: 1,000       |                                                            |  ___|     DISTRIBUTORS AGY.     |
| |    | ------------- Shares      |                                                            | |   |     OF OKLAHOMA, INC.     |
| |    |                   Cost    |                                                            | |   |___________________________|
| |    | Pub. Emp. Ben.    -----   |                                                            | |
| |    | Serv.Corp.-100%  $1,000   |                                                            | |
| |    |___________________________|                                                            | |    ___________________________
| |                                                                                             | |   |                           |
| |     ___________________________                                                             | |___|         AFFILIATE         |
| |____|                           |                                                            |_____          AGENCY OF         |
|______|         PEBSCO OF         |                                                                  |         OHIO, INC.        |
       |           TEXAS           |                                                                  |                           |
       |___________________________|                                                                  |___________________________|





                                  112 of 118

                                              NATIONWIDE INSURANCE ENTERPRISE                                           (right side)

                       _______________________________________
                      |                                       |
______________________|          NATIONWIDE MUTUAL            |
______________________|             FIRE (FIRE)               |
                      |                                       |
                      |_______________________________________|
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _  _ _|












____________________________________________________________________
                        |                        |                  |
           _____________|_____________           |      ____________|______________
          |      NEA VALUEBUILDER     |          |     |      INHEALTH, INC.       |
          |  INVESTOR SERVICES, INC.  |          |     | Common Stock: 100         |
   _______| Common Stock: 500         |          |     | ------------  Shares      |
  |  _____| ------------- Shares      |          |     |               Cost        |
  | |     |               Cost        |          |     |               ----        |
  | |     | NW Corp.-     ----        |          |     | NW Corp.-                 |
  | |     | 100%          $5,000      |          |     | 100%          $12,046,413 |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |      NEA VALUEBUILDER     |          |     |         NATIONWIDE        |
  | |     |     INVESTOR SERVICES     |          |     |        HEALTH CARE        |
  | |_____|      OF ALABAMA, INC.     |          |_____| Common Stock: 15 Shares   |
  | |     | Common Stock: 500         |           _____| ------------              |
  | |     | ------------- Shares      |          |     |                           |
  | |     |               Cost        |          |     |               Cost        |
  | |     |               ----        |          |     | NW Corp.-     ----        |
  | |     | NEA-100%      $5,000      |          |     | 100%          $16,850,000 |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |      NEA VALUEBUILDER     |          |     |       INHEALTH MGT.       |
  | |     |     INVESTOR SERVICES     |          |     |       SYSTEMS, INC.       |
  | |     |        OF OHIO, INC.      |          |     | Common Stock: 100 Shares  |
  | |_____| Common Stock: 100         |          |_____| -------------             |
  | |     | ------------- Shares      |          |     |                           |
  | |     |               Cost        |          |     |               Cost        |
  | |     |               -----       |          |     | NW Health     ----        |
  | |     | NEA-91%       $5,000      |          |     | Care-100%   $25,149       |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |                           |          |     |         INHEALTH          |
  | |     |                           |          |     |        AGENCY, INC.       |
  | |     |      NEA VALUEBUILDER     |          |     | Common Stock: 99 Shares   |
  | |_____|     INVESTOR SERVICES     |          |_____| -------------             |
  | |     |       OF TEXAS, INC.      |                |               Cost        |
  | |     |                           |                | NW Health     ----        |
  | |     |                           |                | Corp.-99%   $116,077      |
  | |     |___________________________|                |___________________________|
  | |
  | |      ___________________________
  | |     |                           |
  | |     |                           |
  | |_____|      NEA VALUEBUILDER     |
  |_______|     INVESTOR SERVICES     |
          |      OF OKLAHOMA, INC.    |
          |                           |
          |___________________________|







Subsidiary Companies     --  Solid Line
Associated Companies     --  Dotted Line
Contractual Association  --  Double Line

December 31, 1994


                                  113 of 118

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of contract Owners of Qualified and Non-Qualified Contracts as of February 17, 1995 was 555 and 0, respectively.

Item 28.      INDEMNIFICATION

              Provision is made in the Company's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER

              (a) Nationwide Financial Services, Inc. ("NFS") acts as general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates.

                    NFS also acts as principal underwriter for the Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, and Nationwide Investing Foundation II, which are open-end management investment companies.

         (b)          NATIONWIDE FINANCIAL SERVICES, INC.
                             DIRECTORS AND OFFICERS

                                                                       POSITIONS AND OFFICES
         NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
Lewis J. Alphin                                                               Director
519 Bethel Church Road
Mount Olivet, NC  28365

Willard J. Engel                                                              Director
1100 E. Main Street
Marshall, MN 56258

Fred C. Finney                                                                Director
1558 West Moreland Road
Wooster, OH  44691




                                  114 of 118

(b)                   NATIONWIDE FINANCIAL SERVICES, INC.
                             DIRECTORS AND OFFICERS


Peter F. Frenzer                                                      Vice Chairman, President
One Nationwide Plaza                                                        and Director
Columbus, OH  43215

Charles L. Fuellgraf, Jr.                                                     Director
600 South Washington Street
Butler, PA  16001

Henry S. Holloway                                                             Director
1247 Stafford Road
Darlington, MD  21034

Gordon E. McCutchan                                               Executive Vice President-Law and
One Nationwide Plaza                                              Corporate Services and Director
Columbus, OH  43215

D. Richard McFerson                                                        President and
One Nationwide Plaza                                            Chief Executive Officer--Nationwide
Columbus, OH  43215                                              Insurance Enterprise and Director

David O. Miller                                                               Director
115 Sprague Drive
Hebron, Ohio  43025

C. Roy Noecker                                                                Director
2770 State Route 674 South
Ashville, OH 43103

James F. Patterson                                                            Director
8765 Mulberry Road
Chesterland, OH  44026

Robert H. Rickel                                                              Director
P.O. Box 319
Bayview, ID  83803

Arden L. Shisler                                                              Director
2724 West Lebanon Road
Dalton, OH  44618

Robert L. Stewart                                                             Director
88740 Fairview Road
Jewett, OH  43986

Nancy C. Thomas                                                               Director
10835 Georgetown Street NE
Louisville, OH  44641

Harold W. Weihl                                                  Chairman of the Board of Directors
14282 King Road
Bowling Green, OH  43402

W. Sidney Druen                                                      Senior Vice President and
One Nationwide Plaza                                                    General Counsel and
Columbus, OH  43215                                                     Assistant Secretary

Robert A. Oakley                                                     Executive Vice President -
One Nationwide Plaza                                                  Chief Financial Officer
Columbus, OH  43215





                                  115 of 118

(b)                   NATIONWIDE FINANCIAL SERVICES, INC.
                             DIRECTORS AND OFFICERS

James F. Laird, Jr.                                                  Vice President and General
One Nationwide Plaza                                                   Manager and Treasurer
Columbus, OH  43215

Peter J. Neckermann                                                        Vice President
One Nationwide Plaza
Columbus, OH  43215

Harry S. Schermer                                                   Vice President - Investments
One Nationwide Plaza
Columbus, OH  43215

Rae I. Mercer                                                                Secretary
One Nationwide Plaza
Columbus, OH  43215

         (c)      NAME OF        NET UNDERWRITING       COMPENSATION ON
                 PRINCIPAL         DISCOUNTS AND         REDEMPTION OR       BROKERAGE
                UNDERWRITER         COMMISSIONS          ANNUITIZATION      COMMISSIONS         COMPENSATION
                -----------         -----------          -------------      -----------         ------------
                 Nationwide           N/A                    N/A                N/A                N/A
                  Financial
                  Services,
                    Inc.


Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              Gary E. Berndt
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43216


Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).


                                  116 of 118

                                   PROSPECTUS

                                  MAY 1, 1995

                                   NATIONWIDE
                                VARIABLE ACCOUNT

                              INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACTS


                                   OFFERED BY

                                   NATIONWIDE
                             LIFE INSURANCE COMPANY



                                  117 of 118

                                   SIGNATURES


     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 14th day of December, 1995.


                                        NATIONWIDE VARIABLE ACCOUNT
                           -----------------------------------------------------
                                               (Registrant)

                                     NATIONWIDE LIFE INSURANCE COMPANY
                           -----------------------------------------------------
                                                (Depositor)

                                            By/s/JOSEPH P. RATH
                           -----------------------------------------------------
                                               Joseph P. Rath
                                             Vice President and
                                          Associate General Counsel



As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 14th day of December, 1995.


              SIGNATURE                                    TITLE
LEWIS J. ALPHIN                                               Director
------------------------------
Lewis J. Alphin

WILLARD J. ENGEL                                              Director
------------------------------
Willard J. Engel

FRED C. FINNEY                                                Director
------------------------------
Fred C. Finney

PETER F. FRENZER                                           President/Chief
------------------------------                     Operating Officer and Director
Peter F. Frenzer

CHARLES L. FUELLGRAF, JR.                                     Director
------------------------------
Charles L. Fuellgraf, Jr.

HENRY S. HOLLOWAY                                       Chairman of the Board
------------------------------                              and Director
Henry S. Holloway

D. RICHARD McFERSON                                    Chief Executive Officer
------------------------------                              and Director
D. Richard McFerson

DAVID O. MILLER                                               Director
------------------------------
David O. Miller

C. RAY NOECKER                                                Director
------------------------------
C. Ray Noecker

ROBERT A. OAKLEY                                      Executive Vice President-
------------------------------                         Chief Financial Officer
Robert A. Oakley

JAMES F. PATTERSON                                            Director             By:           JOSEPH P. RATH
------------------------------                                                          --------------------------------
James F. Patterson                                                                      Joseph P. Rath, Attorney-in-Fact

ROBERT H. RICKEL                                              Director
------------------------------
Robert H. Rickel

ARDEN L. SHISLER                                              Director
------------------------------
Arden L. Shisler

ROBERT L. STEWART                                             Director
------------------------------
Robert L. Stewart

NANCY C. THOMAS                                               Director
------------------------------
Nancy C. Thomas

HAROLD W. WEIHL                                               Director
------------------------------
Harold W. Weihl


                                  118 of 118